File Nos. 33-76190
                                                                     811-05618
==============================================================================


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   (X)
          Pre-Effective Amendment No.                                     ( )
          Post-Effective Amendment No. 15                                 (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           (X)
          Amendment No. 115                                               (X)
                        (Check appropriate box or boxes.)

          ALLIANZ LIFE VARIABLE ACCOUNT B
          -------------------------------
          (Exact Name of Registrant)

          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
          -----------------------------------------------
          (Name of Depositor)



          5701 Golden Hills Drive, Minneapolis, MN               55416-1297
          -------------------------------------                  ---------
          (Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code   (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
          Stewart D. Gregg
          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis, MN  55416-1297


It is proposed that this filing will become effective:


     ___ immediately upon filing pursuant to paragraph(b) of Rule 485 _X_ on May 1, 2002 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

Individual Immediate Variable Annuity Contracts

                                         Part A



                          THE VALUEMARK(R) INCOME PLUS
                       IMMEDIATE VARIABLE ANNUITY CONTRACT
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
--------------------------------------------------------------------------------

This prospectus describes the Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option. The Contract is issued by Allianz Life Insurance Company of North America (Allianz Life). All references to "we", "us" and "our" refer to Allianz Life.

The annuity offers the Investment Options listed below, and a Fixed Payment Option of Allianz Life. You can select up to 10 investment choices (which include any of the Investment Options and the Fixed Payment Option). The Fixed Payment Option and one or more of the Investment Options may not be available in your state.

AIM


USAZ AIM Basic Value Fund
USAZ AIM Blue Chip Fund
USAZ AIM Dent Demographic Trends Fund
USAZ AIM International Equity Fund

ALLIANCE CAPITAL

USAZ Alliance Capital Growth and Income Fund
USAZ Alliance Capital Large Cap Growth Fund
USAZ Alliance Capital Technology Fund

DAVIS

Davis VA Financial Portfolio
Davis VA Value Portfolio

DREYFUS

Dreyfus Small Cap Stock Index Fund
Dreyfus Stock Index Fund

FRANKLIN TEMPLETON

Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising  Dividends Securities Fund
Franklin Small Cap Fund
Franklin Small Cap Value Securities Fund*
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2005
Franklin Zero Coupon Fund 2010
Mutual Discovery  Securities  Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund *
Templeton Growth Securities  Fund
USAZ Templeton Developed Markets Fund

JENNISON

Jennison 20/20 Focus Portfolio
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio


OPPENHEIMER

Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
USAZ Oppenheimer Emerging Growth Fund

PIMCO

PIMCO VIT High Yield Portfolio*
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Portfolio*
USAZ PIMCO Growth and Income Fund
USAZ PIMCO Renaissance Fund
USAZ PIMCO Value Fund

SELIGMAN

Seligman Small-Cap Value Portfolio

USAZ

USAZ Money Market Fund*

VAN KAMPEN

USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund*
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Growth Fund

*The Investment Option name has changed as of the date of this prospectus as follows:


Current Name                                    Previous Name
Franklin Small Cap Value Securities    Fund Franklin Value Securities Fund
Templeton Foreign Securities Fund      Templeton International Securities Fund
PIMCO VIT High Yield Portfolio         PIMCO VIT High Yield Bond Portfolio
PIMCO VIT Total Return Portfolio       PIMCO VIT Total Return Bond Portfolio
USAZ Money Market Fund                 AZOA Money Market Fund
USAZ Van Kampen Emerging Growth Fund   USAZ American Growth Fund


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus before investing and keep it for future reference. It contains important information about the Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option.

To learn more about the annuity offered by this prospectus, you can receive a copy of the Statement of Additional Information (SAI) dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on Page 24 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at: 1-800-542-5427 or write us at: Allianz Life Insurance Company of North America 5701 Golden Hills Drive, Minneapolis, Minnesota 55416-1297.

The Variable Annuity Contract involves certain risks, and you may lose money. The Contracts:

o are not bank deposits
o are not federally insured
o are not endorsed by any bank or government agency
o are not guaranteed and may be subject to loss of principal.

The Valuemark Income Plus Immediate Variable
Annuity Contracts:

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different. Dated: May 1, 2002.

TABLE OF CONTENTS____________________
-------------------------------------
Index of Terms                                      4


Summary                                             5

Fee Table                                           7

1.The Valuemark Income Plus Immediate
Variable Annuity Contract

2. Ownership                                       12


    Contract Owner/Annuitant                       12

    Joint Owner/Joint Annuitant                    12

    Beneficiary                                    12

    Assignment                                     12

3. Annuity Payments                                13
    (The Payout Phase)

    Income Date                                    13

    Annuity Payments                               13

    Assumed Investment Return                      13

    Annuity Options                                13

4. Purchase                                        14

    Purchase Payment                               14

    Allocation of Purchase Payment                 14

    Tax - Free Section 1035 Exchanges              15

    Free Look                                      15

    VIP Units                                      15

5.Investment Options                               16

     Substitution and Limitation on

 Further Investments                               17

    Transfers                                      18
      Telephone Transfers                          18

    Excessive Trading                              18

    Voting Privileges                              18

    Substitution                                   18

6.Expenses                                         19

    Insurance Charges                              19
      Mortality and Expense Risk Charge            19
      Administrative Expense Charge                19

    Commutation Fee                                19

    Premium Taxes                                  19

    Income Taxes                                   19

    Investment Option Expenses                     19

7.Taxes                                            19

    Annuity Contracts in General                   19

    Qualified and Non-Qualified Contracts          20

    Liquidations - Non-Qualified Contracts         20

    Liquidations - Qualified Contracts             20

    Death Benefits                                 21

    Diversification                                21

8.Access to Your Money                             22

    Suspension of Payments or Transfers            22

9. Performance                                     23

10. Death Benefit                                  23

    Death of Beneficiary                           23

11. Other Information                              23

    Allianz Life                                   23

    The Separate Account                           23

    Distribution                                   23

    Additional Credits For Certain Groups          23

    Administration                                 24

    Financial Statements                           25

Table of Contents of the Statement of
Additional Information                             25

    Privacy Notice                                 25

Appendix A - Condensed Financial
Information                                        26



Appendix B - Illustration of
Annuity Income                                     31

INDEX OF TERMS
--------------------------------------------------------------------------------



This prospectus is written in plain English. However, there are some technical terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.

                                      Page                                  Page

Annuitant                             12     Joint Annuitant                 12

Annuity Calculation Date              15     Joint Owner                     12

Annuity Options                       13     Non-Qualified                   18

Annuity Payments                      13     Payout Phase                    13

Annuity Unit                          15     Purchase Payment                14

Assumed Investment Return (AIR)       13     Qualified                       18

Beneficiary                           12     Tax Deferral                    18

Contract                              12     Total Liquidation Value         22

Contract Owner                        12     Investment Option               12

Fixed Payment Option                  12     VIP Unit                        15

Income Date                           13

SUMMARY
--------------------------------------------------------------------------------


The sections in the summary correspond to sections in this prospectus which discuss the topics in more detail.

THE IMMEDIATE VARIABLE ANNUITY CONTRACT:

The annuity contract (Contract) offered by Allianz Life provides a means for investing in an immediate variable annuity Contract in both Investment Options and the Allianz Life Fixed Payment Option (referred to in the Contract as the "Fixed Account"). In return for your one time payment, the Contract provides for income to you and another person (if elected) under a payment plan you select.


You can purchase the contract as a Non-Qualified Contract. You may also purchase the Contract as a Qualified Contract of a plan or type that is currently issued by the company with monies deemed qualified as determined by the Internal Revenue Code. This would include but may not be limited to Roth and Traditional Individual Retirement Accounts (IRA) and Simplified Employee Pension (SEP) contracts.


The Contract may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in this prospectus. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs.


We   currently do not permit  Contract  Owners to borrow money from us using the
Contract as security for the loan


Contract features may not be available in all states.



ANNUITY PAYMENTS:

When you buy the Contract, you select an Income Date. You can start to receive regular income from your annuity by choosing an Annuity Option. Under most Annuity Options, you can choose whether to receive your Annuity Payments as a variable payout, a fixed payout (not available in all states), or both. If you choose to have any part of your Annuity Payments come from the Investment Options, the dollar amount of your Annuity Payments may go up or down based on the performance of the Investment Options.

PURCHASE:

You can buy the Contract with $35,000 or more under most circumstances. You cannot add to your Contract at a later date (i.e., it is a single purchase payment contract). Your investment representative can help you complete the appropriate forms.

INVESTMENT OPTIONS:

You can put your money in the Investment Options and/or you can receive Annuity Payments from the Allianz Life Fixed Payment Option (not available in all states). Your income will fluctuate up or down based on the Investment Options' performance. No minimum payment amount is guaranteed. You can make transfers between the Investment Options. You cannot make transfers from the Fixed Payment Option to the Investment Options.


EXPENSES:

The Contract has insurance features and investment features, and there are costs related to each.


Allianz Life is responsible for paying any premium and other similar taxes assessed by states and other governmental entities (e.g., municipalities). Premium taxes typically range from 0% to 3% of the Purchase Payment or Contract value, depending on the state or governmental entity. Allianz Life currently assesses premium tax charges when you die, when annuity payments begin, or when you make a complete withdrawal[, whichever comes first.] Allianz Life reserves the right to change this practice in the future.


Allianz Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in an Investment Option. Allianz Life also deducts an administrative expense charge which is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in an Investment Option.

Certain Annuity Options allow liquidations (withdrawals). If you take money out of the Contract, Allianz Life may assess a commutation fee, which is a percentage of the amount liquidated (withdrawn), or as set forth in your contract. If you choose Annuity Options 2 or 4, you may make a partial liquidation. A commutation fee of 5% in Contract year 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter, will apply. If you choose Annuity Option 6, you may make a full or partial liquidation. A commutation fee of 5% in Contract years 1 and 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter, will apply.

You currently can make as many transfers as you want each year. Allianz Life may limit this in the future. However, you will always be allowed at least 6 transfers each year.


Each Investment Option deducts portfolio management fees and expenses from the amounts you have invested in the Investment Options. Some Investment Option also deduct 12b-1 fees from Investment Option assets. For 2001, these expenses and fees ranged, on an annual basis, from 0.51% to 1.64% of the average daily value of the Investment Option, after reimbursement.

We will pay sales commissions to broker-dealers who sell the Contracts. For a discussion of these arrangements, see "Distribution."


Allianz Life may assess a state premium tax charge, which ranges from 0% to 3.5% of your Purchase Payment (depending upon the state).


TAXES:

Your earnings are generally not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts.

ACCESS TO YOUR MONEY:

Generally, you may not make liquidations (withdrawals) from your Contract. However, under certain circumstances, you may make one liquidation each Contract year after the Income Date if you selected Annuity Option 2, 4 or 6. Liquidations made after the Income Date may be subject to a commutation fee. You may also have to pay income tax and a tax penalty on any money you take out. Limitation to withdrawals may apply to certain Qualified Contracts.

DEATH BENEFIT:

If you die before the Income Date and there is no Joint Annuitant, the Contract will be treated as if it had never been issued. We will return your Purchase Payment to your estate. If you have chosen an Annuity Option with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 (with 10 years of payments guaranteed or 5 years of payments guaranteed if the survivor's life expectancy is less than 10 years).

PRIVACY POLICY: We place a high priority on maintaining your trust and confidence. A notice of the privacy policy followed by Allianz Life and its affiliated companies is provided in the prospectus to enhance your understanding of how we protect your privacy when we collect and use information about you, and the steps we take to safeguard that information. See "Privacy Notice."


INQUIRIES:

If you have questions about your Contract or need more information, please contact us at:

USAllianz Service Center
300 Berwyn Park
P.O. Box 3031
Berwyn, Pennsylvania 19312-0031
(800) 792-7198

FEE  TABLE
--------------------------------------------------------------------------------


The purpose of this Fee Table is to help you understand the costs of investing in the Contract. It reflects expenses of the Separate Account as well as the Investment Options. We have provided "Illustrations of Annuity Income" in Appendix B to show you the effects of the charges, expenses and investment performance on annuity income. Taxes, including premium tax charges, also may apply, although they do not appear in the table.



contract Owner Transaction Fees

Commutation Fee*
(as a percentage of the amount taken out [liquidated])

                           Contract Year    Charge

                                  1             5%

                                  2             5%

                                  3             4%

                                  4             3%

                                  5             2%

                             6 (& thereafter)   1%

* After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Option 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year.



Separate Account Annual Expenses
(as a percentage of average daily account value)

Mortality and Expense Risk Charge ..................  1.25%

Administrative Expense Charge ......................   .15%
                                                       ----

Total Separate Account Annual Expense ..............  1.40%

INVESTMENT OPTION ANNUAL EXPENSES net of waivers/reimbursements

(as a percentage of an Investment Option's average daily net assets for the most
recent  fiscal  year.)  See  the  Investment   Option   prospectuses   for  more
information.*




                                                  Management           12b-1               Other        Total Investment
Investment Option                                    Fees              Fees**            Expenses        Option Expenses
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund1                             .75%            .25%                .10%               1.10%
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund1                               .80%            .25%                .10%               1.15%
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund1                 .85%            .25%                .10%               1.20%
USAZ AIM International Equity Fund1                    .90%            .25%                .10%               1.25%
USAZ Alliance Capital Growth and Income Fund1          .85%            .25%                 --                1.10%
---------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Large Cap Growth Fund1           .85%            .25%                 --                1.10%
USAZ Alliance Capital Technology Fund1                1.00%            .25%                 --                1.25%
Davis VA Financial Portfolio2                          .75%             --                 .25%               1.00%
---------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                               .75%             --                 .12%                .87%
Dreyfus Small Cap Stock Index Fund  Service Shares1    .35%            .25%                 --                 .60%
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund  Service Shares               .25%            .25%                .07%                .57%
---------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities
 Fund - Class 23/4                                     .52%            .25%                .03%                .80%
Franklin Growth and Income Securities Fund
 - Class 23/4                                          .48%            .25%                .03%                .76%
Franklin High Income Fund - Class 23/4                 .57%            .25%                .05%                .87%
Franklin Income Securities Fund - Class 23/4           .49%            .25%                .04%                .78%
Franklin Large Cap Growth Securities Fund - Class 23/4 .75%            .25%                .03%               1.03%
Franklin Real Estate Fund - Class 23/4                 .56%            .25%                .03%                .84%
Franklin Rising Dividends Securities Fund
 - Class 23/4/5                                        .74%            .25%                .02%               1.01%
Franklin Small Cap Fund - Class 23/5                   .45%            .25%                .31%               1.01%
Franklin Small Cap Value Securities Fund - Class 23/5  .57%            .25%                .20%               1.02%
Franklin U.S. Government Fund - Class 23/4             .51%            .25%                .02%                .78%
Franklin Zero Coupon Fund 2005 - Class 14              .63%             --                 .05%                .68%
---------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 - Class 14              .63%             --                 .05%                .68%
Mutual Discovery Securities Fund - Class 23            .80%            .25%                .22%               1.27%
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 23               .60%            .25%                .19%               1.04%
Templeton Developing Markets Securities
 Fund - Class 23                                      1.25%            .25%                .32%               1.82%
Templeton Foreign Securities Fund - Class 23/5         .68%            .25%                .22%               1.15%
Templeton Growth Securities Fund - Class 23/4          .80%            .25%                .05%               1.10%
USAZ Templeton Developed Markets Fund1                 .88%            .25%                .12%               1.25%
Jennison 20/20 Focus Portfolio - Class 21              .75%            .25%                .33%               1.33%
SP Jennison International Growth Portfolio - Class 26  .85%            .25%                .54%               1.64%
SP Strategic Partners Focused Growth
 Portfolio - Class 26                                  .90%            .25%                .26%               1.41%
Oppenheimer Global Securities Fund/VA                  .64%             --                 .06%                .70%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                        .74%             --                 .05%                .79%
Oppenheimer Main Street Growth & Income Fund/VA        .68%             --                 .05%                .73%
USAZ Oppenheimer Emerging Growth Fund1                 .85%            .25%                .15%               1.25%
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Admin. Class7         .25%             --                 .50%                .75%
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and  Income
 Portfolio - Admin. Class 7                            .40%                   --           .27%                .67%
PIMCO VIT Total Return Portfolio- Admin. Class 7       .25%             --                 .40%                .65%
USAZ PIMCO Growth and Income Fund1                     .75%            .25%                .10%               1.10%
---------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Renaissance Fund1                           .75%            .25%                .10%               1.10%
USAZ PIMCO Value Fund1                                 .75%            .25%                .10%               1.10%
Seligman Small-Cap Value Portfolio - Class 18         1.00%             --                 .19%               1.19%
---------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund1                                .35%            .25%                .30%                .90%
USAZ  Van Kampen Aggressive Growth Fund1               .80%            .25%                .20%               1.25%
USAZ Van Kampen Comstock Fund1                         .68%            .25%                .27%               1.20%
USAZ Van Kampen Emerging Growth Fund1                  .75%            .25%                .10%               1.10%
USAZ Van Kampen Growth and Income Fund1                .68%            .25%                .17%               1.10%
USAZ Van Kampen Growth Fund1                           .75%            .25%                .20%               1.20%
---------------------------------------------------------------------------------------------------------------------------


*The fee and expense information regarding the Investment Options was provided by the investment advisers, and Allianz Life has not independently verified such information. Some of the investment options may pay service fees, which vary by Investment Option. Except for the USAZ Funds and the PIMCO VIT Investment Options, neither the Investment Options nor their Advisers are affiliated with Allianz Life.


**The 12b-1 fees cover certain  distribution  and shareholder  support  services
provided  by  the  companies  selling  Contracts.   Our  principal  underwriter,
USAllianz Investor Services, LLC will receive 12b-1 fees.


1. The USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, Dreyfus Small Cap Stock Index Fund, Jennison 20/20 Focus Portfolio and the USAZ Oppenheimer Emerging Growth Fund commenced operations as of May 1, 2002. The expenses shown above for these Investment Options are therefore estimated for the Investment Option's current fiscal year. Certain USAZ Fund expenses will be assumed by the Adviser and an annual expense limit has been designated by the Adviser for each Investment Option which is reflected in the total expense amount listed in the table above. Without reimbursement, total Investment Option expenses would be estimated as follows: USAZ Alliance Capital Growth and Income Fund, 3.28%, USAZ Alliance Capital Large Cap Growth Fund, 3.36%, USAZ Alliance Capital Technology Fund, 3.19%, USAZ Templeton Developed Markets Fund, 3.56%, USAZ PIMCO Growth and Income Fund, 3.70%, USAZ PIMCO Renaissance Fund, 2.96%, USAZ PIMCO Value Fund, 3.43%, USAZ Money Market Fund, 1.21%, USAZ Van Kampen Aggressive Growth Fund, 7.59%, USAZ Van Kampen Comstock Fund, 3.01%, USAZ Van Kampen Emerging Growth Fund, 3.81%, USAZ Van Kampen Growth and Income Fund, 2.71%, and the USAZ Van Kampen Growth Fund, 4.46%.


2. Without reimbursement, other expenses and total operating expenses would have been 0.29% and 1.04%, respectively for the Davis VA Financial Portfolio.

3. For the Investment Options of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan which is referred to as a rule 12b-1 plan. See "Fund Account Policies" in the Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.


4. The Investment Option administration fee is paid indirectly through the management fee.


5. For the Franklin Rising Dividends, Franklin Small Cap, Franklin Small Cap Value Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.08%, 0.03% and 0.01%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund. The managers are required by the Investment Options' Board of Trustees and an order of the Securities and Exchange Commission to reduce their fees if the Investment Options invest in a Franklin Templeton money fund. Without these reductions, the total annual Investment Options' operating expenses are estimated to be 1.02%, 1.09%, 1.05% and 1.16%, respectively.

6. Without reimbursement, total operating expenses would have been 2.26% and 3.01%, respectively for the SP Jennison International Growth and SP Strategic Partners Focused Growth Portfolios. These reimbursements are voluntary and may be terminated at any time.

7. "Other Expenses" without deduction reflect a 0.35% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' Fees for the PIMCO VIT High Yield Portfolio; a 0.10% administrative fee, a 0.15% service fee and 0.02% interest expense for the PIMCO VIT StocksPLUS Growth and Income Portfolio; and a 0.25% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' fees for the PIMCO VIT Total Return Portfolio. PIMCO has contractually agreed to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%, respectively, of average daily net assets for the PIMCO VIT High Yield, StocksPLUS Growth and Income and Total Return Portfolios. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.76%, 0.67% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expense to average net assets excluding interest expense is 0.65% for the StocksPlus Growth and Income Portfolio.


8. Effective March 1, 2001, J & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Small-Cap Value Portfolio, other than management and 12b-1 fees, that exceed 0.20%. Prior to that date, Seligman reimbursed all expenses, other than management and 12b-1 fees. Without reimbursement, other expenses and total Investment Option expenses would have been 0.22% and 1.22%, respectively. There is no assurance that Seligman will continue this policy in the future.

EXAMPLES

The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. These examples assume that the applicable fee waivers and expense reimbursements provided by some of the Investment Options will continue for the periods shown. The examples assume you invested $1,000 with annual payments based on a 15 year period certain payout under Annuity Option 6 with a 5% Assumed Investment Return. Premium taxes are not reflected in the tables. Premium taxes may apply. For additional information, see Section 5 - "Expenses". You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money (compounded annually) if you surrender your Contract under Annuity Option 6 at the end of each time period:



                                                     1 Year             3 Years           5 Years         10 Years
--------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund                              $70                $96              $111              $158
--------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund                                $70                $97              $113              $161
USAZ AIM Dent Demographic Trends Fund                  $70                $98              $115              $164
USAZ AIM International Equity Fund                     $71                $99              $117              $166
USAZ Alliance Capital Growth and Income Fund           $70                $96              $111              $158
USAZ Alliance Capital Large Cap Growth Fund            $70                $96              $111              $158
USAZ Alliance Capital Technology Fund                  $70               $107              $149              $308
Davis VA Financial Portfolio                           $69                $93              $108              $153
---------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                               $68                $90              $103              $145
Dreyfus Small Cap Stock Index fund                     $65                $84               $93              $130
Dreyfus Stock Index Fund                               $65                $83               $92              $128
Franklin Global Communications Securities Fund         $65                $82               $90              $125
Franklin Growth and Income Securities Fund             $64                $81               $89              $124
Franklin High Income Fund                              $65                $83               $92              $128
Franklin Income Securities Fund                        $64                $81               $89              $124
Franklin Large Cap Growth Securities Fund              $67                $88              $100              $140
Franklin Real Estate Fund                              $65                $84               $93              $130
Franklin Rising Dividends Securities Fund              $67                $88              $100              $140
Franklin Small Cap Fund                                $67                $88              $99               $140
Franklin Small Cap Value Securities Fund               $67                $89              $102              $144
Franklin U.S. Government Fund                          $65                $82               $90              $125
Franklin Zero Coupon Fund - 2005                       $66                $85               $95              $133
---------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund - 2010                       $66                $85               $95              $133
Mutual Discovery Securities Fund                       $69                $94              $108              $154
Mutual Shares Securities Fund                          $67                $89              $100              $141
Templeton Developing Markets Securities Fund           $73               $107              $128              $183
Templeton Foreign Securities Fund                      $68                $90              $103              $145
Templeton Growth Securities Fund                       $68                $90              $103              $146
USAZ Templeton Developed Markets Fund                  $70               $107              $149              $308
SP Jennison International Growth Portfolio             $74               $108              $131              $187
SP Strategic Partners Focused Growth Portfolio         $72               $103              $123              $175
Oppenhimer Global Securities Fund/VA                   $66                $86               $97              $136
Oppenhimer High Income Fund/VA                         $67                $88              $100              $141
Oppenhimer Main Street Growth & Income Fund/VA         $66                $87               $98              $137
USAZ Oppenheimer Emerging Growth Fund                  $71                $99              $117              $166
PIMCO VIT High Yield Portfolio                         $67                $87               $98              $139
PIMCO VIT StocksPLUS Growth and Income Portfolio       $66                $85               $95              $133
PIMCO VIT Total Return Portfolio                       $66                $85               $95              $133
USAZ PIMCO Growth and Income Fund                      $70                $96              $111              $158
USAZ PIMCO Renaissance Fund                            $70                $96              $111              $158
USAZ PIMCO Value Fund                                  $70                $96              $111              $158
Seligman Small-Cap Value Portfolio                     $70                $98              $115              $163
---------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                                 $68                $91              $104              $147
USAZ Van Kampen Aggressive Growth Fund                 $71                $99              $117               $166
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund                          $70                $98              $115              $164
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund                   $70                $96              $111              $158
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund                 $70                $96              $111              $158
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund                            $70                $98              $115              $164
---------------------------------------------------------------------------------------------------------------------------





You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money (compounded annually) if your Contract is not surrendered:


                                                     1 Year             3 Years           5 Years         10 Years
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund                              $23                $64               $98              $155
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund                                $23                $65              $100              $158
USAZ AIM Dent Demographic Trends Fund                  $24                $66              $102              $160
USAZ AIM International Equity Fund                     $24                $68              $104              $163
USAZ Alliance  Capital Growth and Income Fund          $23                $64               $98              $155
USAZ Alliance Capital Large Cap Growth Fund            $23                $64               $98              $155
USAZ Alliance Capital Technology Fund                  $24                $66              $102              $160
Davis VA Financial Portfolio                           $22                $61               $94              $149
Davis VA Value Portfolio                               $21                $58               $90              $142
Dreyfus Small Cap Stock Index Fund                     $18                $51               $79              $126
Dreyfus Stock Index Fund                               $18                $51               $78              $125
Franklin Global Communications Securities Fund         $18                $49               $76              $122
Franklin Growth and Income Securities Fund             $18                $49               $76              $121
Franklin High Income Fund                              $18                $51               $78              $125
Franklin Income Securities Fund                        $18                $49               $76              $121
Franklin Large Cap Growth Securities Fund              $20                $56               $86              $137
Franklin Real Estate Fund                              $18                $51               $79              $126
Franklin Rising Dividends Securities Fund              $20                $56               $86              $137
Franklin Small Cap Fund                                $20                $56               $86              $136
Franklin Small Cap Value Securities Fund               $21                $57               $88              $140
Franklin U.S. Government Fund                          $18                $49               $76              $122
Franklin Zero Coupon Fund - 2005                       $19                $53               $82              $130
Franklin Zero Coupon Fund - 2010                       $19                $53               $81              $129
Mutual Discovery Securities Fund                       $22                $62               $95              $150
Mutual Shares Securities Fund                          $20                $56               $87              $138
Templeton Developing Markets Securities Fund           $27                $75              $115              $180
Templeton Foreign Securities Fund                      $21                $58               $90              $142
Templeton Growth Securities Fund                       $21                $58               $90              $143
USAZ Templeton Developed Markets Fund                  $24                $66              $102              $160
SP Jennison International Growth Portfolio             $28                $77              $118              $184
SP Strategic Partners Focused Growth Portfolio         $26                $72              $110              $172
Oppenhimer Global Securities Fund/VA                   $19                $54               $83              $132
---------------------------------------------------------------------------------------------------------------------------
Oppenhimer High Income Fund/VA                         $20                $56               $87              $137
Oppenhimer Main Street Growth & Income Fund/VA         $20                $55               $84              $134
USAZ Oppenheimer Emerging Growth Fund                  $24                $68              $104              $163
PIMCO VIT High Yield Portfolio                         $20                $55               $87              $138
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Fund            $19                $53               $81              $129
PIMCO VIT Total Return Portfolio                       $19                $53               $81              $129
USAZ PIMCO Growth and Income Fund                      $23                $64               $98              $155
USAZ PIMCO Renaissance Fund                            $23                $64               $98              $155
USAZ PIMCO Value Fund                                  $23                $64               $98              $155
Seligman Small-Cap Value Portfolio                     $24                $66              $101              $160
USAZ Money Market Fund                                 $21                $59               $91              $144
USAZ Van Kampen Aggressive Growth Fund                 $24                $68              $104              $163
USAZ Van Kampen Comstock Fund                          $24                $66              $102              $160
USAZ Van Kampen Emerging Growth Fund                   $23                $64               $98              $155
USAZ Van Kampen Growth and Income Fund                 $23                $64               $98              $155
USAZ Van Kampen Growth Fund                            $24                $66              $102              $160
See Appendix A - Condensed Financial Information for unit values.

THE VALUEMARK INCOME
--------------------------------------------------------------------------------
PLUS IMMEDIATE VARIABLE
--------------------------------------------------------------------------------
1.ANNUITY CONTRACT
--------------------------------------------------------------------------------

This prospectus describes an immediate variable annuity contract (Contract) with a Fixed Payment Option offered by Allianz Life.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is no later than 60 days after we allocate your Purchase Payment. This is called the Income Date. The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among different Investment Options, and, depending upon market conditions, your payments can go up or down based on the Investment Options' investment performance. The Investment Options are designed to offer a better return than the Fixed Payment Option. However, this is not guaranteed. Your payments may go up or down based on the investment performance of the Investment Option(s) you select.

The Contract also contains a Fixed Payment Option (referred to in the Contract as the "Fixed Account"). The Fixed Payment Option (not available in all states) offers an interest rate that is guaranteed by Allianz Life. If you select the Fixed Payment Option, your money will be placed with the other general assets of Allianz Life. Any portion of your Purchase Payment allocated to the Fixed
Payment Option will be temporarily allocated to the USAZ Money Market Fund on the day we allocate your Purchase Payment. It will then be allocated to the Fixed Payment Option when you begin receiving Annuity Payments from your Contract. We will not make any changes to your Contract without your permission except as may be required by law. We may, however, add endorsements to your Contract from time to time.

2 OWNERSHIP
--------------------------------------------------------------------------------


CONTRACT OWNER/ANNUITANT

You are the Contract Owner and the Annuitant. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued.

An Annuitant is the natural person on whose life we base Annuity Payments.


JOINT OWNER/JOINT ANNUITANT

If there is more than one Contract Owner, each Contract Owner is a Joint Owner of the Contract. Any Join Owner must be the spouse of the other Contract Owner (exceptions: Colorado and Pennsylvania. Joint Owners have equal ownership rights. You both must authorize those ownership rights unless otherwise allowed by Allianz Life. You can name a Joint Annuitant. Each Joint Owner must be either an Annuitant or Joint Annuitant.

If you die before the Income Date and there is no Joint Annuitant, we will treat the Contract as if we never issued it and will return the Purchase Payment to your estate. If you die while the Contract is in force, the Joint Annuitant (if not already a Joint Owner) will become the Contract Owner. On or after the Income Date, if there is no Joint Annuitant or when the Joint Annuitant dies, the Beneficiary(ies) will be the Owner(s) of their respective shares.


BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. You can also name a contingent Beneficiary. The contingent Beneficiary will receive any death benefit if the Beneficiary is not alive when you and any Joint Annuitant die. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.


ASSIGNMENT

You can transfer ownership of (assign) the Contract at any time during your lifetime. We will not be liable for any payment we make, or other action we take, in accordance with the Contract before we receive written notice of the assignment. An assignment may be a taxable event. If the Contract is issued under a Qualified plan, you may be unable to assign the Contract.

3. ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------


INCOME DATE

You can receive regular income payments under your Contract as long as you and any Joint Annuitant are alive on the Income Date. We call the date that your Annuity Payments begin the Income Date. We ask you to choose your Income Date when you purchase the Contract. Your Income Date must be the first or fifteenth day of a calendar month and must not be later than 60 days from the day we allocate your Purchase Payment.

ANNUITY PAYMENTS


Under Annuity Options 1-5, you may elect to receive your Annuity Payments as a variable payout, a fixed payout (not available in all states), or a combination of both. Under Annuity Option 6, Annuity Payments will come from the Investment Options only (variable payout). If you choose a Fixed Payment Option, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Investment Options. Guaranteed fixed annuity rates are based on 2.5% interest per year and , where applicable, the 1983 (a) Individual Annuity Mortality Table with mortality improvement projected 30 years using Mortality Projection Scale G.


If you choose to receive variable payments, we determine the amount of your first variable payment based on:

1) your Contract value on the Annuity Calculation Date (no more than 10 days before the first payment),
2) your age and the age of any Joint Annuitant on the Annuity Calculation Date (except in Option 6),
3) the Assumed  Investment  Return (AIR),  a benchmark you select, and
4) the Annuity Option you select.

We credit your Contract with a fixed number of Annuity Units for each Investment Option you select. We do this by allocating the first payment amount among the Investment Options according to your instructions, and dividing the amount allocated to each Investment Option by the Annuity Unit value on the Annuity Calculation Date. The number of Annuity Units in your Contract remains the same unless you make a liquidation or transfer. After the first payment, your payments will change based on the change in value of the Annuity Units credited to your Contract. The amount of each change will depend on how the Annuity Units in your Contract perform as compared to your AIR benchmark. You can choose the frequency of Annuity Payments (for example, monthly, quarterly, semi-annually or annually). The SAI contains a discussion of how we calculate Annuity Unit values.

ASSUMED INVESTMENT RETURN

We base your Annuity Payments on the Assumed Investment Return. You can choose either a 7%, 5% or 3% per year AIR. The 7% AIR is not available in all states (check with your registered representative for availability). If you do not choose one, the 5% AIR will automatically apply. If the actual performance exceeds the AIR you choose, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR you choose, your Annuity Payments will decrease. If you choose a higher AIR, the initial amount of income will be higher, but income will increase more slowly during periods of good investment performance and decrease faster during periods of poor investment performance.

ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. Except for Annuity Option 6, once you select an Annuity Option you may not change it.

You can choose one of the following Annuity Options. You can also choose any other Annuity Option you want as long as Allianz Life agrees to provide it.

OPTION 1. Life Annuity. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we will stop making Annuity Payments.

OPTION 2. Life Annuity with 5, 10, 15 or 20 Year Payments Guaranteed. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. If the Beneficiary does not want to receive Annuity Payments after the Annuitant's death, he or she can ask for a lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set for in the Contract.

OPTION 3. Joint and Last Survivor Annuity. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the Joint Annuitant's life. The amount of the Annuity Payments we will make to the Joint Annuitant can be equal to 100%, 75% or 50% of the amount that was being paid when both you and the Joint Annuitant were alive. You choose this percentage when you apply for the Contract. The Annuity Payments will end when the last surviving Annuitant dies.


OPTION 4. Joint and Last Survivor Annuity with 5, 10, 15 or 20 Year Payments Guaranteed. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the life of the surviving Annuitant. The payments will be 100% of the amount that was being paid when you were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments, he or she can ask for a single lump sum. Equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.

OPTION 5. Refund Life Annuity. Under this option, we will make periodic Annuity Payments during your lifetime. The last Annuity Payment will be made before you die. If the value of the Annuity Payments made is less than the value applied to the Annuity Option, then the Beneficiary will receive a refund as set forth in the Contract.

OPTION 6. Specified Period Certain Annuity. Under this option, we will make periodic Annuity Payments for a specified period that you choose. The period can be from 5 to 30 years (you must use whole numbers of years). If at the time both you and any Joint Annuitant die, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. This option may not be available in all states. This option can only be elected as a variable payout.

After the first Contract anniversary, you can exchange an Annuity Option 6 payout for a payout under Annuity Options 1-5. You can do this if the Total Liquidation Value of your Contract is at least $25,000. Furthermore, if you own a Non-Qualified Contract you must be 59 1/2 or older. If you own a Qualified Contract you may make the exchange after the later of your reaching age 59 1/2 or 5 years from the date of the first Annuity Payment and prior to the year in which you reach age 70 1/2. A new Contract will be issued to you for your existing Contract. You must return your existing Contract to us. The Contract Owner/Annuitant and Joint Annuitant (if any) must be the same under both Contracts.

4PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENT

The Purchase Payment is the money you put into the Contract. The minimum payment Allianz Life will accept is $35,000. The Contract is a single payment Contract. This means that you cannot add money to your Contract after you buy it. If you buy more than one Contract, the Purchase Payment for each Contract does not need to be $35,000 if the average payment for each Contract is $35,000 or more. When you make your Purchase Payment, we will deduct any premium taxes that you owe before we allocate it to the Investment Options. This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

The Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, annuity benefits, and other non-tax-deferral related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.


ALLOCATION OF PURCHASE PAYMENT When you purchase a Contract, we will allocate your Purchase Payment to one or more of the Investment Options you have selected. If you want any portion of the Purchase Payment to be allocated to the Fixed Payment Option, we will temporarily allocate it to the USAZ Money Market Fund. It will be moved to the Fixed Payment Option on the day we calculate your first Annuity Payment (Annuity Calculation Date). The Annuity Calculation Date will be no more than 10 business days before the Income Date. We ask that you allocate your money in whole percentages. Each allocation must be at least 10%.


Currently, you may invest in 10 investment choices at any one time (which includes the Investment Options and the Fixed Payment Option). We may, in the future, limit the number of Investment Options that you may invest in at one time (except in Texas).

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

TAX-FREE SECTION 1035 EXCHANGES

You generally can exchange one annuity Contract or a life insurance policy for another annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. You generally also can exchange a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the contract described in this prospectus: you might have to pay a surrender charge on your old contract, there will be a new surrender charge period for the new contract, other charges under the new contract may be higher (or lower), and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange another contract for this one unless you determine that the exchange is in your best interest.


FAX APPLICATION


Allianz Life will accept Contract applications delivered in writing, as well as via fax. A manually signed faxed application will be treated as an application delivered in writing. We do not currently accept applications delivered via e-mail or web site, or other electronic communications.


FREE LOOK


If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). You will receive back the value of your Contract on the day we receive your request, less any Annuity Payments paid in states where permitted. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your Purchase Payment to the USAZ Money Market
Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Option(s) you have selected.


VIP UNITS

The value of the portion of your Contract allocated to the Investment Options will go up or down based upon the investment performance of the Investment Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract prior to the Annuity Calculation Date, we use a measurement called a VIP Unit (which is like a share of a mutual fund). On and after the Annuity Calculation Date, we call it an Annuity Unit.

Every business day we determine the value of a VIP Unit for each Investment Option by multiplying the VIP Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of an Investment Option at the end of the current period by the value of an Investment Option for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of a VIP Unit may go up or down from day to day.

When you make the Purchase Payment, we credit your Contract with VIP Units. The number of VIP Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to an Investment Option by the value of the corresponding VIP Unit.

We calculate the value of each VIP Unit after regular trading on the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Monday we receive your Purchase Payment of $35,000. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Tuesday, we determine that the value of a VIP Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $35,000 by $12.50 and credit your Contract on Tuesday night with 2800 VIP Units. (This example assumes there are no premium taxes in your state.)



5    INVESTMENT OPTIONS
--------------------------------------------------------------------------------


The Contract offers the Investment Options listed in the following table. The Contract also offers a Fixed Payment Option of Allianz Life. Additional Investment Options may be available in the future. In the future, we also may eliminate Investment Options. You should read the Investment Option prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Option prospectuses. To obtain a current prospectus for any of the Investment Options call 1-800-542-5427



Franklin Templeton Variable Insurance Products Trust, The Prudential Series Fund, Inc., USAllianz Variable Insurance Products Trust, and Van Kampen Life Investment Trust are the funds underlying your Contract. Each Investment Option has its own investment objective.


Franklin Templeton Variable Insurance Products Trust issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available with your Contract.

The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and contracts may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Options will be comparable even though the Investment Options have the same investment advisers and objectives.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these contracts, please contact us at the USAllianz Service Center.


The following is a list of the Investment Options available under the Contract and the investment advisers and sub-advisers for each Investment Option, the investment option objectives for each Investment Option and the primary investments of each Investment Option.




                                                    INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                      ASSET CATEGORIES
                                             -----------------------------------

Investment Management      Investment         SB  S  CE  IT  HB  IE   L  L  S  M    Objective(s)          Primary Investments
Company                    Option             ho  p  aq  ne  io  nq   a  a  m  i
----------------------                        on  e  su  tr  gn  tu   r  r  a  d
                                              rd  c  hi  em  hd  ei   g  g  l
   Adviser/Sub-Adviser                        ts  i   v  r    s  rt   e  e  l  C
                                              -   a   a  mB  Y   ny            a
                                              T   l   l  eo  i   a    V  G  C  p
                                              e   t   e  dn  e   t    a  r  a
                                              r   y   n  id  l   i    l  o  p
                                              m       t  as  d   o    u  w
                                                         t       n    e  t
                                                         e       a       h
                                                                 l
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
AIM                     USAZ AIM Basic Value                         X            Long-term growth of   At least 65% of total assets
o  managed by           Fund                                                      capital               in equity securities of U.S.
   USAllianz Advisers,                                                                                  issuers that have market
   LLC/ A I M Advisors,                                                                                 capitalizations of greater
   Inc.                                                                                                 than $500 million and that
                                                                                                        the portfolio managers
                                                                                                        believe to be undervalued
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM Blue Chip                           X            Long-term growth of   At least 65% of total assets
                        Fund                                                      capital with a        in the common stocks of blue
                                                                                  secondary objective   chip companies
                                                                                  of current income
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM Dent                                   X         Long-term growth of   Investment in securities of
                        Demographic Trends                                        capital               companies that are likely to
                        Fund                                                                            benefit from changing
                                                                                                        demographic, economic and
                                                                                                        lifestyle trends. May invest
                                                                                                        up to 25% of total assets in
                                                                                                        foreign securities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM                                  X               Long-term growth of   At least 70% of total assets
                        International Equity                                      capital               in marketable equity
                        Fund                                                                            securities of foreign
                                                                                                        companies that are listed on
                                                                                                        a recognized foreign
                                                                                                        securities exchange or
                                                                                                        traded in a foreign
                                                                                                        over-the-counter market
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
ALLIANCE CAPITAL        USAZ Alliance Capital                        X            Income and long-term  At least 65% in dividend
o  managed by USAllianz Growth and Income                                         growth of capital     paying stocks of large
   Advisers, LLC/       Fund                                                                            well-established "blue
   Alliance Capital                                                                                     chip" companies
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Alliance  Capital                          X         Long-term growth of   At least 80% of total assets
                        Large Cap Growth Fund                                     capital               in equity securities of U.S.
                                                                                                        companies judged by adviser
                                                                                                        likely to achieve superior
                                                                                                        earnings growth.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Alliance Capital     X                               Superior long-term    At least 80% of assets in
                        Technology Fund                                           growth of capital     securities of companies
                                                                                                        involved with innovative
                                                                                                        technologies
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
DAVIS                   Davis VA Financial        X                               Growth of capital     At least 65% in common stock
o  managed by Davis     Portfolio                                                                       of companies "principally
   Advisors                                                                                             engaged" in financial
                                                                                                        services
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Davis VA  Value                              X            Growth of capital     Common stock of U.S.
                        Portfolio                                                                       companies with market
                                                                                                        capitalizations of at
                                                                                                        least $5 billion, which
                                                                                                        adviser believes are of
                                                                                                        high quality and whose
                                                                                                        shares are selling at
                                                                                                        attractive prices, stocks
                                                                                                        are selected with the
                                                                                                        intention of holding them
                                                                                                        for the long term
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
DREYFUS                 Dreyfus Small Cap                                  X      Match performance     Invests in a representative
o  managed by The       Stock Index Fund                                          of the Standard &     sample of stocks included in
   Dreyfus Corporation                                                            Poor's Small Cap      the S&P Small Cap 600 Index,
                                                                                  600 Index             and in futures whose
                                                                                                        performance is related to
                                                                                                        the index, rather than
                                                                                                        attempt to replicate the
                                                                                                        index
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Dreyfus Stock Index                             X         Match total return    Invests in all 500 stocks in
                        Fund                                                      of the S&P 500        the S&P 500 in proportion to
                                                                                  Composite Stock       their weighting in the index
                                                                                  Price Index
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
FRANKLIN TEMPLETON      Franklin Global           X                               Capital               At least 80% of net assets
o  managed by           Communications                                            appreciation and      in investments of
   Franklin             Securities Fund                                           current income        communications companies
   Advisers, Inc.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Growth and                          X            Capital               At least 65% of total assets
                        Income Securities Fund                                    appreciation, with    in broadly diversified
                                                                                  current income as a   portfolio of equity
                                                                                  secondary goal        securities the adviser
                                                                                                        considers financially
                                                                                                        strong, but undervalued by
                                                                                                        the market
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin High Income                  X                   High level of         At least 65% of total assets
                        Fund                                                      current income;       in debt securities offering
                                                                                  secondary goal is     high yield and expected
                                                                                  capital appreciation  total return
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Income                       X                   Maximize income       Investment in debt and
                        Securities Fund                                           while maintaining     equity securities, including
                                                                                  prospects for         high yield, lower-rated
                                                                                  capital appreciation  bonds
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Large Cap                              X         Capital appreciation  At least 80% of net assets
                        Growth Securities Fund                                                          in investments of large cap
                                                                                                        companies. For this Fund,
                                                                                                        large cap companies are
                                                                                                        those with market
                                                                                                        capitalization values within
                                                                                                        the top 50% of market
                                                                                                        capitalization values in the
                                                                                                        Russell 1000 Index at the
                                                                                                        time of purchase
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Real Estate      X                               Capital               At least 80% of net assets
                        Fund                                                      appreciation;         in investment of companies
                                                                                  secondary emphasis    operating in the real estate
                                                                                  on current income     sector
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin Rising                                        X  Long-term capital     At least 80% of net assets
   Advisory             Dividends Securities                                      appreciation; while   in investments of companies
   Services, LLC        Fund                                                      not a goal, capital   that have paid rising
                                                                                  preservation is a     dividends
                                                                                  secondary
                                                                                  consideration
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Franklin Small Cap                                 X      Long-term capital     At least 80% of net assets
   Franklin             Fund                                                      growth                in investments of small
   Advisers, Inc.                                                                                       capitalization companies.
                                                                                                        For this Fund, small
                                                                                                        capitalization companies are
                                                                                                        those with market
                                                                                                        capitalization values not
                                                                                                        exceeding (I) $1.5 billion;
                                                                                                        or (ii) the highest market
                                                                                                        capitalization values in the
                                                                                                        Russell 2000 Index;
                                                                                                        whichever is greater at the
                                                                                                        time of purchase
----------------------  --------------------  --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin Small Cap                                 X      Long term total       At least 80% of net assets
   Advisory             Value Securities Fund                                     return                in investments of small
   Services, LLC                                                                                        capitalization companies.
                                                                                                        For this Fund, small
                                                                                                        capitalization companies are
                                                                                                        those with market
                                                                                                        capitalization values not
                                                                                                        exceeding $2.5 billion in
                                                                                                        assets. The Fund invests in
                                                                                                        equity securities of
                                                                                                        companies the adviser
                                                                                                        believes are undervalued
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin U.S.          X                                  Income                At least 80% of its net
       Advisers, Inc.   Government Fund                                                                 assets in U.S. government
                                                                                                        securities. The Fund invests
                                                                                                        primarily in fixed and
                                                                                                        variable rate
                                                                                                        mortgage-backed securities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Zero Coupon              X                       As high an            At least 80% of net assets
                        Fund 2005                                                 investment return     in zero coupon debt
                                                                                  as is consistent      securities. The Fund invests
                                                                                  with capital          primarily in U.S. Treasury
                                                                                  preservation          issued stripped securities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Zero Coupon              X                       As high an            At least 80% of net assets
                        Fund 2010                                                 investment return     in zero coupon debt
                                                                                  as is consistent      securities. The Fund invests
                                                                                  with capital          primarily in U.S. Treasury
                                                                                  preservation          issued stripped securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Mutual Discovery                          X               Capital appreciation  At least 65% of total assets
   Mutual               Securities Fund                                                                 in equity securities of
   Advisers, LLC                                                                                        companies of any nation the
                                                                                                        adviser believes are
                                                                                                        available at market prices
                                                                                                        less than their value, based
                                                                                                        on certain recognized or
                                                                                                        objective criteria
                                                                                                        (intrinsic value)
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Mutual Shares                                          X  Capital               At least 65% of total assets
                        Securities Fund                                           appreciation, with    in equity securities of
                                                                                  income as a           companies the adviser
                                                                                  secondary goal        believes are available at
                                                                                                        market prices less than
                                                                                                        their value, based on
                                                                                                        certain recognized or
                                                                                                        objective criteria
                                                                                                        (intrinsic value)
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Templeton Developing      X                               Long-term capital     At least 80% of net assets
   Templeton  Asset     Markets Securities                                        appreciation          in investments of emerging
   Management, Ltd.     Fund                                                                            market companies, typically
                                                                                                        located in the Asia-Pacific
                                                                                                        region, Eastern Europe,
                                                                                                        Central and South America,
                                                                                                        and Africa
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Templeton  Templeton Foreign                        X               Long-term capital     At least 80% in foreign
   Investment            Securities Fund                                          growth                securities, including
   Counsel, LLC                                                                                         emerging markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Templeton Growth                          X               Long-term capital     At least 65% of total assets
   Templeton            Securities Fund                                           growth                in the equity securities of
   Global  Advisors                                                                                     companies located anywhere
   Limited                                                                                              in the world, including
                                                                                                        those in the U.S. and
                                                                                                        emerging markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ Templeton                            X               Long-term capital     At least 65% of total assets
   USAllianz            Developed Markets Fund                                    appreciation          in emerging market equity
   Advisers, LLC/                                                                                       securities, typically
   Templeton                                                                                            located in the Asia-Pacific
   Investment                                                                                           region, Eastern Europe,
   Counsel, LLC                                                                                         Central and South America,
                                                                                                        and Africa
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
JENNISON                Jennison 20/20 Focus                            X         Long-term growth of   Invests in up to 20 value
o  managed by           Portfolio                                                 capital               stocks and 20 growth stocks
   Prudential                                                                                           of mid-to-large size U.S.
   Investments Fund                                                                                     companies
   Management
   LLC/Jennison
   Associates, LLC
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        SP Jennison                               X               Long-term growth of   Equity-related securities of
                        International Growth                                      capital               foreign issuers
                        Portfolio
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        SP Strategic Partners                           X         Long-term growth of   At least 65% of total assets
                        Focused Growth                                            capital               in equity-related securities
                        Portfolio                                                                       of U.S. companies that the
                                                                                                        adviser believes to have
                                                                                                        strong capital appreciation
                                                                                                        potential
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
OPPENHEIMER             Oppenheimer Global                       X                Long-term capital     Securities - mainly common
o  managed by           Securities Fund/VA                                        appreciation          stocks, but also other
   Oppenheimer Funds,                                                                                   equity securities including
   Inc.                                                                                                 preferred stocks and
                                                                                                        securities convertible
                                                                                                        into common stock-of
                                                                                                        foreign issuers,
                                                                                                        "growth-type" companies,
                                                                                                        cyclical industries and
                                                                                                        special situations the
                                                                                                        adviser believes offer
                                                                                                        appreciation possibilities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Oppenheimber High                     X                   High level of         High-yield fixed-income
                        Income Fund/VA                                            current income        securities of domestic and
                                                                                                        foreign issuers
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Oppenheimber Main                            X            High total return     Common stocks of U.S.
                        Street Growth &                                           (which includes       companies; other equity
                        Income Fund/VA                                            growth in the value   securities -- such as
                                                                                  of its shares as      preferred stocks and
                                                                                  well as current       securities convertible into
                                                                                  income)               common stocks; debt
                                                                                                        securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ Oppenheimer                                   X      Capital appreciation  Invests in companies that
   USAllianz Advisers,  Emerging Growth Fund                                                            have the potential to become
   LLC/Oppenheimer                                                                                      leaders in new emerging
   Funds, Inc.                                                                                          markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
PIMCO                   PIMCO VIT High Yield                  X                   Maximum total         At least 80% of assets in
o  managed by Pacific   Portfolio                                                 return, consistent    high-yield securities ("junk
   Investment                                                                     with preservation     bonds") rated below
   Management Company                                                             of capital and        investment grade, but at
   LLC                                                                            prudent investment    least "B" by Moody's or S&P
                                                                                  management
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        PIMCO VIT StocksPLUS                            X         Total return          Substantially in S&P 500
                        Growth and Income                                         exceeding that of     derivatives, backed by a
                        Portfolio                                                 the S&P 500           portfolio of fixed income
                                                                                                        instruments
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        PIMCO VIT Total                   X                       Maximum total         At least 65% of assets in
                        Return Portfolio                                          return, consistent    fixed income instruments of
                                                                                  with preservation     varying maturities
                                                                                  of capital and
                                                                                  prudent investment
                                                                                  management
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ PIMCO Growth &                          X            Long-term growth of   At least 65% of its total
   USAllianz Advisers,  Income Fund                                               capital ; secondary   assets in common stocks of
   LLC/ Allianz                                                                   emphasis on income    companies with market
   Dresdner Asset                                                                                       capitalizations of more than
   Management of                                                                                        $1 billion at the time of
   America L.P.                                                                                         investment
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ PIMCO                                             X  Long-term growth of   At least 65% of total assets
                        Renaissance Fund                                          capital and income    in common stocks of
                                                                                                        companies with below-average
                                                                                                        valuations whose business
                                                                                                        fundamentals are expected to
                                                                                                        improve
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ PIMCO Value Fund                        X            Long-term growth of   At least 65% of its total
                                                                                  capital and income    assets in common stocks of
                                                                                                        companies with market
                                                                                                        capitalizations of more than
                                                                                                        $5 billion at the time of
                                                                                                        investment
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
SELIGMAN                Seligman Small-Cap                                 X      Long-term capital     At least 80% of total assets
o  managed by J. & W.   Value Portfolio                                           appreciation          in common stocks of "value"
   Seligman & Co.                                                                                       companies with small market
   Incorporated                                                                                         capitalization (up to $2
                                                                                                        billion) at the time of
                                                                                                        purchase by the portfolio
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
USAZ                    USAZ Money Market Fund        X                           Current income        At least 80% of total assets
o  managed by Allianz                                                             consistent with       in portfolio of high
   of America, Inc.                                                               stability of          quality, money market
                                                                                  principal             investments
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
VAN KAMPEN              USAZ Van Kampen                                        X  Capital growth        At least 65% of total assets
o  managed by USAllianz Aggressive Growth Fund                                                          in common stocks or other
   Advisers, LLC/Van                                                                                    equity securities, including
   Kampen Investment                                                                                    preferred stocks and
   Advisory Corp.                                                                                       convertible securities the
                                                                                                        adviser believes have an
                                                                                                        above-average potential for
                                                                                                        capital growth
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by USAllianz USAZ Van Kampen                              X            Capital growth and    At least 65% of total assets
   Advisers, LLC/Van    Comstock Fund                                             income                in common stocks
   Kampen Asset
   Management Inc.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Van Kampen                                 X         Capital               At least 65% of total assets
                        Emerging Growth Fund                                      appreciation          in portfolios of common
                                                                                                        stocks of emerging growth
                                                                                                        companies
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Van Kampen                              X            Income and            Approximately 65% of total
                        Growth and Income Fund                                    long-term growth of   assets in income-producing
                                                                                  capital               equity securities, including
                                                                                                        common stocks and
                                                                                                        convertible securities; also
                                                                                                        in non-convertible preferred
                                                                                                        stocks and debt securities
                                                                                                        rated "investment grade" by
                                                                                                        Standard & Poors or Moody's
                                                                                                        Investors Services, Inc.
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by USAllianz USAZ Van Kampen                                        X  Capital growth        At least 65% of total assets
   Advisers, LLC/Van    Growth Fund                                                                     in common stocks and other
   Kampen Investment                                                                                    equity securities of growth
   Advisory Corp.                                                                                       companies; also in preferred
                                                                                                        stocks and securities
                                                                                                        convertible into common
                                                                                                        stocks or other equity
                                                                                                        securities


Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

Allianz Life may enter into certain arrangements under which it is compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services which it provides to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the investment options from contracts that we issue or administer. Some advisers may pay us more or less than others, The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain Investment Options assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options. Because 12b-1 fees are paid out of a Investment Option portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract value, or both, at any time and in our sole discretion. The Investment Options which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.


TRANSFERS


You can transfer money among the Investment Options. You cannot make transfers from the Fixed Payment Option to the Investment Options. Allianz Life currently allows you to make as many transfers as you want each year. We may limit this in the future. However, you will always be allowed at least 6 transfers each year. This product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to an Investment Option. We may reject any specific Purchase Payment allocation or transfer request from any person, if in the Investment Option managers' judgment, an Investment Option would be unable to invest effectively in accordance with its investment objectives and policies, or if the Investment Option would be potentially adversely affected.


The following applies to any transfer:

1.   You cannot make transfers during the free look period.

2. Your request for a transfer must clearly state which Investment Options or the Fixed Payment Option is involved in the transfer.

3. Your request for a transfer must clearly state how much the transfer is for.

4. You cannot make a transfer if it would cause any Investment Option or the Fixed Payment Option to provide less than 10% of the benefits under your Contract.

5. You can make at least one allocation to the Fixed Payment Option. Both your initial allocation to the Fixed Payment Option and each transfer to the Fixed Payment Option will be treated as an allocation.

TELEPHONE TRANSFER

You can make transfers by telephone or by fax. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless Allianz Life is instructed otherwise, Allianz Life will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions. We reserve the right to discontinue or modify the telephone transfer privilege at any time and for any reason.



We do not currently accept transfer instructions via e-mail, web site, or other electronic communication. This service may be available in the future.

Please note that telephone, fax and/or electronic communication may not always be available. Any telephone, fax, and/or computer system, whether it is yours, your service provider's, or your registered representative, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our service center.



EXCESSIVE TRADING

We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for multiple Contract owners, the result can be simultaneous transfers involving large amounts of Contract value. Such transfers can disrupt the orderly management of the Portfolios, can result in higher costs to Contract owners, and generally are not compatible with the long-range goals of Contract owners. We believe that such simultaneous transfers effected by such third parties may not be in the best interests of all shareholders of the Portfolios and the management of the Portfolios share this position. Therefore, we may place restrictions designed to prevent any use of a transfer right which we consider to be to the disadvantage of Contract owners.

VOTING PRIVILEGES

We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote, which affects your investment, we will obtain from you and other Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Allianz Life may substitute one of the Investment Options you have selected with another Investment Option. We will not do this without the prior approval of the Securities and Exchange Commission, to the extent legally required. We will give you notice of our intention to do this. We may also limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant.


6EXPENSES
--------------------------------------------------------------------------------


There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE  CHARGES

Each day, we make a deduction for insurance charges. We do this as part of our calculation of the value of the VIP Units and the Annuity Units. The insurance charge has two parts: 1) the mortality and expense risk charge, and 2) the administrative expense charge.

Mortality and Expense Risk Charge. This charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in an Investment Option. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in an Investment Option. This charge is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

COMMUTATION FEE

Under certain circumstances, you can liquidate (withdraw) all or part of an Investment Option of the Contract. When you make a liquidation, the amount you receive will be reduced by the commutation fee or as set forth in your contract. The commutation fee is a percentage of the amount withdrawn. The commutation fee is equal to:

            Contract Year        Charge
            ---------------------------
                  1                5%
                  2                5%
                  3                4%
                  4                3%
                  5                2%
          6 (& thereafter)         1%

After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Options 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state. For information regarding premium taxes in your state, contact your agent or our USAllianz Service Center.

INCOME TAXES

We reserve the right to deduct from the Contract for any income taxes which we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the Investment Option prospectuses.

7TAXES
--------------------------------------------------------------------------------


NOTE: Allianz Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Allianz Life has included an additional discussion regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs and for providing a series of periodic payments for life or a fixed number of years. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as Tax Deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- Qualified or Non-Qualified (see following sections).

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract as an individual and not as an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity, your Contract is referred to as a Qualified Contract.

Qualified Contracts are subject to special rules and the terms of the retirement plan itself. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

LIQUIDATIONS -- NON-QUALIFIED CONTRACTS

You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a surrender or as Annuity Payments. When you make a surrender you are taxed on the amount of the surrender from your Contract that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment is treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payment are fully includible in income.

If the value of your Contract exceeds your Purchase Payment, any surrenders will be included in taxable income to the extent of earnings in your Contract.

The Code also provides that any amount received under an annuity contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some distributions will be exempt from the penalty. They include any amounts:

1) paid on or after you reach age 59 1/2

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5) paid as annuity payments under an immediate annuity; or

6) which come from purchase payments made prior to August 14, 1982.

The Code does not specifically address withdrawals (liquidations) from immediate annuity contracts. A Private Letter Ruling issued by the Internal Revenue
Service concludes that the ability to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Ruling does not address the issue of whether a withdrawal would affect the favorable tax treatment of the Annuity Payments made before and after the withdrawal under the requirement that all immediate annuity payments must be substantially equal. The loss of favorable tax treatment would mean that the income portion of each Annuity Payment received prior to your attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While Allianz Life currently believes that such withdrawals will not adversely affect the favorable tax treatment of Annuity Payments received before or after a withdrawal and Allianz Life intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. You should obtain competent tax advice prior to making a partial or total liquidation (withdrawal).

LIQUIDATIONS -- QUALIFIED CONTRACTS

If you make a withdrawal under an IRA Contract, a portion of the amount is taxable, generally based on the ratio of your cost basis to the total accrued benefit under the contract. Often in the case of IRAs, there is no cost basis which results in the full amount of the withdrawal being included in taxable income. The Code imposes a 10% penalty tax on the taxable portion of any distributions from qualified retirement plans, including IRA Contracts. The penalty tax will not apply to the following distributions:

(a) distributions made on or after the date you reach age 59 1/2; (b) distributions following your death or disability (for this purposedisability is as defined in Section 72(m)(7) of the Code);

(c) distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

(d) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

(e) distributions made on account of an IRS levy upon the Qualified Contract;

(f) distributions for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

(g) distributions made to you to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year; and

(h) distributions which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. You should obtain competent tax advice before you make any liquidations from an IRA Contract. Any amounts distributed will only be paid to you, your Annuitant or your Beneficiary. Allianz Life will not transfer or pay such amounts to another IRA or tax qualified plan.

Death Benefits

If an enhanced death benefit is selected for a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), resulting in the immediate taxation of amounts hold in the Contract and the imposition of penalty by taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the Contract. In such case, the amount of partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 591/2.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Investment Options.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


8.ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


If you have chosen Annuity Option 2, 4 or 6 you may make liquidations (withdrawals) from your Contract under the certain circumstances described below.

Annuity Options 2 and 4: If you have selected Annuity Option 2 or 4 and a portion of your payments come from the Investment Options, you may make partial liquidations (withdrawals) from your Contract. You can only make liquidations after the first Contract year. During the lifetime of the Annuitant(s) and while the number of Annuity Payments made is less than the guaranteed number of payments elected under the Annuity Option, you can request a liquidation once each year. You can liquidate a portion of the Total Liquidation Value. (Total Liquidation Value is referred to as "Total Withdrawal Value" in your Contract and endorsement.) The Total Liquidation Value is equal to the present value of the remaining guaranteed Annuity Payments (allocated to the Investment Options) to the end of the period certain commuted at the AIR, less a commutation fee, or as set forth in your contract. The total amount you can liquidate is guaranteed to not be less than 25% of the Total Liquidation Value. Currently, you may liquidate up to 75% of the Total Liquidation Value. Allianz Life may change this amount in the future. The minimum amount you can liquidate is the lesser of $2,500 or the remaining portion of the Total Liquidation Value available to be liquidated. Partial liquidations may not be available in your state.

After a partial liquidation, the subsequent monthly Annuity Payment during the guaranteed period certain will be reduced by the percentage of the Total Liquidation Value liquidated, including the commutation fee.

Annuity Option 6: If you have selected Annuity Option 6, you can currently make one liquidation each year. You may liquidate the Total Liquidation Value of your Contract. The Total Liquidation Value is equal to the present value of the remaining Annuity Payments to the end of the period certain commuted at the AIR less a commutation fee or as set forth in your contract. Allianz Life may restrict the amount of a partial liquidation to a minimum of $2,500. We may require a complete liquidation of your Contract if the remaining Total Liquidation Value after you request a partial liquidation would be less than $35,000. Allianz Life will require you to return your Contract before we pay the entire commuted value.

We will process partial liquidations on the next Annuity Calculation Date after your written request for a liquidation.

Income taxes and tax penalties may apply to any liquidation you make.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for liquidations or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.


9PERFORMANCE
--------------------------------------------------------------------------------


We periodically advertise performance. We will calculate performance by determining the percentage change in the value of a unit by dividing the increase (decrease) for that unit by the value of the unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the expenses of the Investment Options. We may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Investment Options may also be advertised -- see the accompanying Investment Option prospectuses for more information.

We may in the future also advertise yield information. If we do, we will provide
you  with  information   regarding  how  yield  is  calculated.   More  detailed
information regarding how performance is calculated is found in the SAI.

We base any performance advertised on historical data. This performance does not guarantee future results of the Investment Options.


10. DEATH BENEFIT
--------------------------------------------------------------------------------


If you die before the Income Date and there is no Joint Annuitant, we will treat your Contract as if we had never issued it. We will return the Purchase Payment to your estate.

If you have chosen either Annuity Option 3, 4 or 6 with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 with 10 years of payments guaranteed. If the survivor's life expectancy is less than 10 years, the period of guaranteed payments will be 5 years instead.

If you or the Joint Annuitant dies on or after the Income Date, the death benefit, if any, will be paid under the Annuity Option selected. We will require proof of death. We may delay paying the death benefit until we receive any tax consents and/or forms from a state.

DEATH OF BENEFICIARY

Unless you tell us otherwise, any amount payable after your death and that of any Joint Annuitant will be payable:


1. in equal shares to the surviving Beneficiaries;

2. if no Beneficiary is living, payment will be made in equal shares to any surviving contingent Beneficiaries;

3. if there is no surviving Beneficiary or contingent Beneficiary, payment will be made to your estate.



11. OTHER INFORMATION
--------------------------------------------------------------------------------


ALLIANZ LIFE

Allianz Life Insurance Company of North America (Allianz Life), 5701 Golden Hills Drive, Minneapolis, Minnesota 55416-1297, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do direct business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

THE SEPARATE ACCOUNT


Allianz Life established Allianz Life Variable Account B (Separate Account) under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to the Fixed Account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into sub-accounts each of which invests exclusively in a single portfolio.

Allianz Life owns the assets of the Separate Account. We credit gains to or charge losses against the Separate Account without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.



DISTRIBUTION

Our wholly-owned subsidiary, USAllianz Investor Services, LLC, (USAllianz), serves as principal underwriter for the Contracts. USAllianz, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a Broker-Dealer with the Securities and Exchange Commission, under the Securities Exchange Act of 1934 as well as with the securities commission in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (NASD). More information about USAllianz is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297, acts as the distributor of the Contracts. USAllianz Investor Services, LLC, is an affiliate of Preferred Life.

Commissions   will  be  paid  to   Broker/Dealers   who  sell   the   Contracts.
Broker/Dealers will be paid commissions at the time of purchase up to 4.0% of the Purchase Payment. Broker/Dealers are also paid a trail commission of up to ..40% of the remaining payout value that remains under your Annuity Option invested in an Investment Option (trail commissions are not paid on amounts invested in the Fixed Payment Option) We (by agreement with the Broker/Dealer) pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could be more than 4% of the Purchase Payment). In addition, Allianz Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances).


Other compensation options also may be made available. [USAllianz may enter into selling agreements with other broker-dealers registered under the Securities Exchange Act of 1934. Under the agreements with those broker-dealers, the commission paid to the broker-dealer on behalf of the registered representative will not exceed those described above; selling firms may retain a portion of commissions. We may pay additional compensation to the broker-dealer and/or reimburse the broker-dealer for portions of Contract sales expenses. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker-dealer.]

[USAllianz does not retain any override as distributor for the Contracts. However, USAllianz's operating and other expenses are paid for by Allianz Life. Also, USAllianz receives 12b-1 fees from several of the Investment Options.

Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.



ADDITIONAL CREDITS FOR CERTAIN GROUPS

Allianz Life may credit additional amounts to a contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION

We have hired  Delaware  Valley  Financial  Services,  Inc.  (USAllianz  Service
Center), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owners records. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Allianz or an affiliate. Call (800) 542-5427 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in future mailings. FINANCIAL STATEMENTS The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS
OF THE STATEMENT OFADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Company ...........................................   2

Experts ...........................................   2

Legal Opinions ....................................   2

Distributor .......................................   2

Calculation of Performance Data ...................   2

Federal Tax Status ................................   6

Annuity Provisions ................................  11

Financial Statements ..............................  13

PRIVACY NOTICE

We Care About Your Privacy!

In compliance with Gramm-Leach-Bliley (GLB), this notice describes the privacy policy and practices followed by Allianz Life Insurance Company of North America, and their affiliated companies (herein referred to as "Allianz").

Your privacy is a high priority for us and it will be treated with the highest degree of confidentiality. In order for us to be able to provide these insurance products and services, we need to collect certain information from you. However, we want to emphasize that we are committed to maintaining the privacy of this information in accordance with law. All individuals with access to personal information about our customers are required to follow this policy.

Non-public Information Collected.

o....Information  we receive  from you on  insurance  and annuity  applications, claim forms or other forms such as your name, address, date and location of birth, marital status, sex, social security number, medical information, beneficiary information, etc.

o Information about your transactions with us, our affiliates or others such as premium payment history, tax information, investment information, and accounting information; and

o Information we receive from consumer reporting agencies, such as your credit history.

Non-public Information Disclosed.

o We may provide the non-public information that we collect to affiliated or nonaffiliated persons or entities involved in the underwriting, processing, servicing and marketing of your Allianz insurance products. We will not provide this information to a nonaffiliated third party unless we have a written agreement that requires the third party to protect the confidentiality of this information.

o We may have to provide the above described non-public information that we collect to authorized persons or entities to comply with a subpoena or summons by federal, state or local authorities and to respond to judicial process or regulatory authorities having jurisdiction over our company for examination, compliance or other purposes as required by law.

o We do not disclose any non-public personal information about our customers to anyone except as permitted or required by law.

Confidentiality and Security of Your Non-public Personal Information.

o We restrict access of non-public personal information about you to only those persons who need to know about that information to underwrite, process, service or market Allianz insurance products and services.

o We maintain physical, electronic, and procedural safeguards that comply with state and federal standards to guard your non-public personal information.

o If we become aware that an item of personal information may be materially inaccurate, we will make reasonable effort to re-verify its accuracy and correct any error as appropriate.


Information about Former Customers.

Non-public information about our former customers is maintained by Allianz on a confidential and secure basis. If any such disclosure is made, it would be for reasons and under the conditions described in this notice. We do not disclose any non-public personal information about our former customers to anyone except as permitted or required by law.

Further Information.

o You have a right to access and request correction of your personal information that is recorded with Allianz.

o Information obtained from a report prepared by an insurance support organization may be retained by the insurance support organization and disclosed to other persons.

*You are entitled to receive, upon request to Allianz, a record of any subsequent disclosures of medical record information made by Allianz including the following:

1. the name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;

2.   the date of the receipt or examination; and

1.   to the extent practicable, a description of the information disclosed.

         *For Montana residents only

If you have any questions about our privacy policy, please write, call, or email:

Allianz Life Insurance Company of North America
PO Box 1344, Minneapolis, MN  55440-1344
800/328-5600, www.allianzlife.com

APPENDIX A
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information. The table below gives per unit information for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.


(Number of units in Thousands)      USAZ Alliance       USAZ Alliance   USAZ Alliance   Franklin  Franklin
                                    Capital Growth      Capital Large   Cap Capital     Global    Growth &    Franklin
                                    and Income Fund     Growth Fund        Technology   Comm       Income       High
Investment Options:                                                         Fund   Securities   Securities      Income
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2001
Unit value at beginning of period            NA           NA                  NA         $25.770      $30.424   $17.930
Unit value at end of period               $10.443      $10.526           $10.746         17.979     $29.3931   $18.433
Number of units outstanding at end of period 179          102                234         12,069       15,365     4,708
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2000
Unit value at beginning of period               NA       NA              NA            $38.917       $26.147      $20.900
Unit value at end of period                     NA       NA              NA            $25.770       $30.424      $17.930
Number of units outstanding at end of period    NA       NA              NA             16,877        19,237        6,333
---------------------------------------------------------------------------------------------------------------------------


Year Ended Dec. 31, 1999
Unit value at beginning of period               NA      NA               NA           $28.308       $26.226       $21.208
Unit value at end of period                     NA      NA               NA           $38.917       $26.147       $20.900
Number of units outstanding at end of period    NA      NA               NA            21,687        27,634         9,493
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period               NA       NA              NA         $25.818          $24.551     $21.312
Unit value at end of period                     NA       NA              NA         $28.308          $26.226     $21.208
Number of units outstanding at end of period    NA       NA              NA          30,851          40,4801       4,987
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1997
Unit value at beginning of period               NA      NA               NA         $20.654         $19.490       $19.375
Unit value at end of period                     NA      NA               NA         $25.818         $24.551       $21.312
Number of units outstanding at end of period    NA      NA               NA          39,623         46,9621         8,871
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1996
Unit value at beginning of period               NA     NA                NA          $19.565          $17.310       $17.252
Unit value at end of period                     NA     NA                NA          $20.654          $19.490       $19.375
Number of units outstanding at end of period    NA     NA                NA           53,086           50,027        20,736
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period               NA      NA                 NA           $15.104           $13.215     $14.608
Unit value at end of period                     NA      NA                 NA           $19.565           $17.310     $17.252
Number of units outstanding at end of period    NA      NA                 NA            66,669           46,893       18,756
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period               NA      NA                  NA            $17.319        $13.677      $15.155
Unit value at end of period                     NA      NA                  NA            $15.104        $13.215      $14.608
Number of units outstanding at end of period    NA      NA                  NA             70,082         35,695       15,679
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period               NA      NA                  NA            $15.889      $12.574       $13.278
Unit value at end of period                     NA      NA                  NA            $17.319      $13.677       $15.155
Number of units outstanding at end of period    NA      NA                  NA             84,217      24,719         11,787
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period               NA     NA                  NA            $14.821     $11.949        $11.583
Unit value at end of period                     NA     NA                  NA             $15.889      $12.574      $13.278
Number of units outstanding at end of period    NA     NA                  NA              39,387       17,144        4,780
---------------------------------------------------------------------------------------------------------------------------
(Number of units in Thousands)                                 Franklin                  Franklin
                                            Franklin           Large Cap                  Rising     Franklin      Franklin
                                             Income           Growth       Franklin     Dividends     Small       Small Cap
Investment Options:                         Securities        Securities   Real Estate   Securities   Cap Value Securities
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2001
Unit value at beginning of period           $28.728           $21.085      $27.827       $22.497    $23.878        $9.553
Unit value at end of period                 $28.604           $18.450      $29.684       $25.266    $20.009       $10.758
Number of units outstanding at end of period 13,514             7,467        3.005         9,153      6,886         1,463
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2000
Unit value at beginning of period           $24.323          $20.218       $21.386      $18.846     $28.353        $7.736
Unit value at end of period                 $28.728          $21.085       $27.827      $22.497     $23.878        $9.553
Number of units outstanding at end of period 17,167           10,359         3,767       11,259       9,133         1,012
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1999
Unit value at beginning of period            $25.122       $15.574       $23.107      $21.165    $14.600        $7.717
Unit value at end of period                  $24.323      $20.218        $21.386      $18.846    $28.353        $7.736
Number of units outstanding at end of period 24,929        10,867           5,401      17,252     10,654           727
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1998
Unit value at beginning of period           $25.065        $13.130      $28.169        $20.074    $14.952       $10.000*
Unit value at end of period                 $25.122         15.574      $23.107        $21.165    $14.600         $7.717
Number of units outstanding at end of period 39,420          8,454        9,639         27,683     14,856            719
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period           $21.708        $11.254     $23.668        $15.303     $12.913          NA
Unit value at end of period                 $25.065        $13.130     $28.169        $20.074     $14.952          NA
Number of units outstanding at end of period 49,812          5,673       13,445        33,249       16,925         NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period            $19.785         $10.000*   $18.073        $12.498     $10.146          NA
Unit value at end of period                  $21.708         $11.254    $23.668        $15.303     $12.913          NA
Number of units outstanding at end of period  57,504          3,722      12,757         35,569      12,784          NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1995
Unit value at beginning of period            $16.392       NA       $15.594          $ 9.769     $10.000*           NA
Unit value at end of period                  $19.785       NA       $18.073          $12.498     $10.146            NA
Number of units outstanding at end of period  59,309       NA        10,998           33,789       1,302            NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period             $17.734     NA      $15.369          $10.327        NA               NA
Unit value at end of period                   $16.392     NA      $15.594           $9.769        NA               NA
Number of units outstanding at end of period   56,569     NA       11,645           28,778        NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period            $15.163       NA      $13.095      $10.848          NA               NA
Unit value at end of period                  $17.734       NA      $15.369       $10.327         NA               NA
Number of units outstanding at end of period  38,967       NA        5,589        26,256         NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period            $13.580       NA         $11.848    $10.000*        NA              NA
Unit value at end of period                  $15.163       NA         $13.095     $10.848        NA              NA
Number of units outstanding at end of period  11,397       NA           1,052       8,388        NA              NA
---------------------------------------------------------------------------------------------------------------------------





(Number of units in Thousands)                                    FranklinFranklin                       Templeton
                                                      Franklin      Zero    Zero     Mutual    Mutual   Developing
                                                         US     Coupon     Coupon   Discovery  Shares     Markets
Investment Options:                                  Government-      2005 - 2010  SecuritiesSecurities Securities
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2001
Unit value at beginning of period                     $20.481   $25.758    $28.289   $14.922   $14.831    $8.473
Unit value at end of period                          $21.733     27.667     29.462    14.771    15.692     7.679
Number of units outstanding at end of period           12,805     1,404      1,071     3,735     7,886     5.463
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2000
Unit value at beginning of period                     $18.574   $23.205    $24.164   $13.701   $13.237   $12.188
Unit value at end of period                           $20.481   $25.758    $28.289   $14.922   $14.831    $8.473
Number of units outstanding at end of period           15,282     1,666      1,278     4,601     8,947     7,646
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period                     $19.014   $25.003    $27.920   $11.226   $11.837    $7.993
Unit value at end of period                           $18.574   $23.205    $24.164   $13.701   $13.237   $12.188
Number of units outstanding at end of period           20,938     2,011      1,851     5,796    12,423    11,226
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period                    $17.947    $22.532    $24.740   $11.983   $11.993   $10.340
Unit value at end of period                          $19.014    $25.003    $27.920   $11.226   $11.837    $7.993
Number of units outstanding at end of period           30,500     2,635      2,582     9,718    18,133    15,989
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1997
Unit value at beginning of period                     $16.650   $20.517    $21.522   $10.180   $10.330   $11.487
Unit value at end of period                           $17.947   $22.532    $24.740   $11.983   $11.993   $10.340
Number of units outstanding at end of period           36,347     2,910      2,998     9,940    18,744    23,005
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1996
Unit value at beginning of period                     $16.298   $20.914    $22.431  $10.000*  $10.000*    $9.582
Unit value at end of period                           $16.650   $20.517    $21.522   $10.180   $10.330   $11.487
Number of units outstanding at end of period               45     3,579      3,297     1,471     2,613    22,423
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period                     $13.835   $16.096    $15.930        NA        NA    $9.454
Unit value at end of period                           $16.298   $20.914    $22.431        NA        NA    $9.582
Number of units outstanding at end of period           34,313     3,504      3,437        NA        NA    15,618
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period                     $14.698   $18.050    $18.144        NA        NA  $10.000*
Unit value at end of period                           $13.835   $16.096    $15.930        NA        NA    $9.454
Number of units outstanding at end of period          36,490      2,780      2,589        NA        NA     9,774
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period                     $13.586   $14.975    $14.670        NA        NA        NA
Unit value at end of period                           $14.698   $18.050    $18.144        NA        NA        NA
Number of units outstanding at end of period           40,402     2,020      1,405        NA        NA        NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period                    $12.798    $13.705    $13.482        NA        NA        NA
Unit value at end of period                          $13.586    $14.975    $14.670        NA        NA        NA
Number of units outstanding at end of period           25,054     1,090        849        NA        NA        NA
---------------------------------------------------------------------------------------------------------------------------





(Number of units in Thousands)
                                                                                                         SP Strategic
                                          Templeton   Templeton              USAZ           SP Jennison     Partners
                                           Foreign     Growth             Templeton           Int'l          Focused
Investment Options:                      Securities  Securities    Dev Market   Fund        Growth             Growth
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2001
Unit value at beginning of period          $21.586    $19.529          NA                 $8.485             $7.949
Unit value at end of period                $17.932    $19.066         $10.227             $5.361              $6.605
Number of units outstanding at end of period15,753     13,408             8                54                 50
Year Ended Dec. 31, 2000
Unit value at beginning of period          $23.022    $19.466        NA                $10.000*            $10.000*
Unit value at end of period                $21.586    $19.529        NA               $8.485                 $7.949
Number of units outstanding at end of period19,667     17,978        NA                   NA                  NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period          $18.437    $16.309        NA                   NA                 NA
Unit value at end of period                $23.022    $19.466        NA                   NA                 NA
Number of units outstanding at end of period27,313     24,872        NA                   NA                 NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period          $17.711    $15.176        NA                   NA                 NA
Unit value at end of period                $18.437    $16.309        NA                   NA                 NA
Number of units outstanding at end of period44,256     34,226        NA                   NA                 NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period          $16.081    $13.560        NA                   NA                NA
Unit value at end of period                $17.711    $15.176        NA                   NA                NA
Number of units outstanding at end of period58,179     41,433        NA                   NA                NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period          $13.263    $11.339        NA                   NA               NA
Unit value at end of period                $16.081    $13.560        NA                   NA               NA
Number of units outstanding at end of period64,375     40,327        NA                   NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period          $12.161    $10.201        NA                   NA               NA
Unit value at end of period                $13.263    $11.339        NA                   NA               NA
Number of units outstanding at end of period59,883     28,309        NA                   NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period          $12.226   $10.000*        NA                   NA               NA
Unit value at end of period                $12.161    $10.201        NA                   NA               NA
Number of units outstanding at end of period60,464     14,637        NA                   NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period          $ 9.642         NA        NA                   NA               NA
Unit value at end of period                $12.226         NA        NA                   NA               NA
Number of units outstanding at end of period24,026         NA        NA                   NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period         $10.000*         NA        NA                  NA               NA
Unit value at end of period                $ 9.642         NA        NA                  NA               NA
Number of units outstanding at end of period 1,329         NA        NA                  NA               NA
---------------------------------------------------------------------------------------------------------------------------



Investment Options:                              PIMCO VIT              PIMCO VIT             PIMCO VIT       USAZ PIMCO
                                                 High Yield           VIT StockPLUS         Total Return    Growth & Income
                                                  Portfolio       Growth & Income Portfolio    Portfolio         Fund
---------------------------------------------------------------------------------------------------------------------------
Ended Dec. 31, 2001
Unit value at beginning of period               NA                   NA                        NA                    NA
Unit value at end of period                    $9.941               $8.266                  $11.720               $10.140
Number of units outstanding at end of period   160                   77                        362                    124
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2000
Unit value at beginning of period               NA                   NA                          NA                 NA
Unit value at end of period                     NA                   NA                          NA                 NA
Number of units outstanding at end of period    NA                   NA                          NA                 NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1999
Unit value at beginning of period               NA                   NA                          NA                NA
Unit value at end of period                     NA                   NA                          NA                NA
Number of units outstanding at end of period    NA                   NA                          NA                NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period               NA                   NA                          NA                NA
Unit value at end of period                     NA                   NA                          NA                NA
Number of units outstanding at end of period    NA                   NA                          NA                NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period               NA                   NA                          NA               NA
Unit value at end of period                     NA                   NA                          NA               NA
Number of units outstanding at end of period    NA                   NA                          NA               NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period               NA                   NA                          NA               NA
Unit value at end of period                     NA                   NA                          NA               NA
Number of units outstanding at end of period    NA                   NA                          NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period               NA                   NA                           NA               NA
Unit value at end of period                     NA                   NA                           NA               NA
Number of units outstanding at end of period    NA                   NA                           NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period               NA                   NA                           NA               NA
Unit value at end of period                     NA                   NA                           NA               NA
Number of units outstanding at end of period    NA                   NA                           NA               NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period               NA                   NA                           NA               NA
Unit value at end of period                     NA                   NA                           NA               NA
Number of units outstanding at end of period    NA                   NA                           NA               NA
--------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period               NA                   NA                           NA               NA
Unit value at end of period                     NA                   NA                           NA               NA
Number of units outstanding at end of period    NA                   NA                           NA               NA
---------------------------------------------------------------------------------------------------------------------------


Investment Options:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                 USAZ Van Kampen
                                             USAZ PIMCO           USAZ PIMCO   USAZ Money      Aggressive
                                           Renaissance Fund        Value Fund   Market Fund     Growth  Fund
Year Ended Dec. 31, 2001
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                    $10.995          $10.938              $10.580     $8.024
Number of units outstanding at end of period   274                  191                1,129       52
Year Ended Dec. 31, 2000
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------


Investment Options:
---------------------------------------------------------------------------------------------------------------------------
                                                 USAZ Van Kampen   USAZ Van Kampen   USAZ Van Kampen  USAZ Van Kampen
                                                Comstock    Emerging Growth   Growth & Income         Growth
                                                Fund             Fund                 Fund                 Fund
Year Ended Dec. 31, 2001
Unit value at beginning of period               NA                   NA                   NA                 NA
Unit value at end of period                 $9.330               $9.134                   $9.667           $9.134
Number of units outstanding at end of period   266                  123                  145                123
Year Ended Dec. 31, 2000
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1992
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
---------------------------------------------------------------------------------------------------------------------------

There are no accumulation units shown for the USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM
International Equity Fund, Davis VA Financial Portfolio, Davis VA Value Portfolio, Dreyfus Small Cap Stock Index Fund, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, USAZ Oppenheimer Emerging Growth Fund and the Seligman Small-Cap Value Portfolio because they commenced operations under this Contract as of May 1, 2002.

APPENDIX B
--------------------------------------------------------------------------------


ILLUSTRATION OF ANNUITY INCOME

We have prepared the following tables to show you how investment performance affects variable annuity income over time. The variable annuity income amounts reflect three different assumptions for a constant investment return before all expenses of 0%, 6% and 12%. These are hypothetical rates of return. Allianz Life does not guarantee that the Contract will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only. They do not represent past or future investment returns.

Your variable annuity income may be more or less than the income shown if the actual returns of the Investment Options you select are different than those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income you will receive will also fluctuate. The total amount of annuity income you actually receive will depend on the cumulative investment returns of the Investment Options you choose, how long you live and the Annuity Option you choose.

Another factor which will affect the amount of variable annuity income you will receive is the Assumed Investment Return (AIR). Income will increase from one Income Date to the next if the annualized net rate of return during that time is greater than the AIR you choose. It will decrease if the annualized net rate of return is less than the AIR. There are three illustrations. The first is based on a 3% AIR, the second is based on a 5% AIR, and the third is based on a 7% AIR. The 7% AIR may not be available in your state. (Check with your registered representative regarding availability).

The income amounts shown reflect the deduction of all fees and expenses. Actual Investment Option fees and expenses will vary from year to year and from Investment Option to Investment Option. Actual expenses may be higher or lower than the rate used in the illustrations. The illustrations assume that each Investment Option will incur expenses at an average annual rate of 0.95% of the average daily net assets of the Investment Option. The insurance charges are calculated at an annual rate of 1.40% of the average daily net assets of the Separate Account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates (which means after expenses have been deducted) of -2.32%, 3.54% and 9.40%, respectively.


                                            VALUEMARK INCOME PLUS ILLUSTRATION



Annuitant:                   John Doe                             Annuity Purchase Amount:          $100,000
Date of Birth:               1/1/1932                             Effective Date:                   12/1/2001
Annuity Income Option:       Single Life Annuity                  First Annuity Income Date:        1/1/2002
Premium Tax:                 0%                                   Frequency of Annuity Income:      Monthly
                                                                  Assumed Investment Return:        3%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 3% AIR. Income will remain constant at $625 per month when the net rate of return after expenses is 3% (annually).



                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.32%       3.54%       9.40%
---------------------------------------------------------------------------------------------------------------------------

January 1, 2002               70                                                    622         625         628
January 1, 2003               71                                                    590         628         667
January 1, 2004               72                                                    559         631         708
January 1, 2005               73                                                    530         635         752
January 1, 2006               74                                                    503         638         799
January 1, 2011               79                                                    386         655       1,080
January 1, 2016               84                                                    296         672       1,461
January 1, 2021               89                                                    227         690       1,974
January 1, 2026               94                                                    174         708       2,669





The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.


The following table summarizes Annuity Income with an Assumed Investment Return of 3%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.32%               3.54%               9.40%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses              After Expenses
--------------------------------------------------------------------------------

       1               $ 622               $ 625               $ 628
       2                 590                 628                 667
       3                 559                 631                 708
       4                 530                 635                 752
       5                 503                 638                 799
       6                 477                 641                 849
       7                 452                 645                 902
       8                 429                 648                 958
       9                 407                 652               1,017
      10                 386                 655               1,080
      11                 366                 658               1,148
      12                 347                 662               1,219
      13                 329                 665               1,295
      14                 312                 669               1,375
      15                 296                 672               1,461
      16                 281                 676               1,551
      17                 266                 679               1,648
      18                 252                 683               1,750
      19                 239                 686               1,859
      20                 227                 690               1,974
      21                 215                 694               2,097
      22                 204                 697               2,227
      23                 194                 701               2,366
      24                 184                 705               2,513
      25                 174                 708               2,669




                                            VALUEMARK INCOME PLUS ILLUSTRATION



Annuitant:                   John Doe                             Annuity Purchase Amount:          $100,000
Date of Birth:               1/1/1932                             Effective Date:                   12/1/2001
Annuity Income Option:       Single Life Annuity                  First Annuity Income Date:        1/1/2002
Premium Tax:                 0%                                   Frequency of Annuity Income:      Monthly
                                                                  Assumed Investment Return:        5%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 5% AIR. Income will remain constant at $743 per month when the net rate of return after expenses is 5% (annually).


                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.32%       3.54%       9.40%
---------------------------------------------------------------------------------------------------------------------------

January 1, 2002               70                                                   739          742         746
January 1, 2003               71                                                   687          732         777
January 1, 2004               72                                                   639          722         810
January 1, 2005               73                                                   595          712         844
January 1, 2006               74                                                   553          702         879
January 1, 2011               79                                                   385          654       1,079
January 1, 2016               84                                                   268          610       1,325
January 1, 2021               89                                                   187          569       1,627
January 1, 2026               94                                                   130          530       1,998




The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.


The following table summarizes Annuity Income with an Assumed Investment Return of 5%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.32%               3.54%               9.40%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses              After Expenses
--------------------------------------------------------------------------------

       1               $ 739               $ 742               $ 746
       2                 687                 732                 777
       3                 639                 722                 810
       4                 595                 712                 844
       5                 553                 702                 879
       6                 515                 692                 916
       7                 479                 682                 954
       8                 445                 673                 994
       9                 414                 664               1,036
      10                 385                 654               1,079
      11                 358                 645               1,125
      12                 333                 636               1,172
      13                 310                 627               1,221
      14                 289                 619               1,272
      15                 268                 610               1,325
      16                 250                 602               1,381
      17                 232                 593               1,439
      18                 216                 585               1,499
      19                 201                 577               1,562
      20                 187                 569               1,627
      21                 174                 561               1,696
      22                 162                 553               1,767
      23                 151                 545               1,841
      24                 140                 538               1,918
      25                 130                 530               1,998




                                            VALUEMARK INCOME PLUS ILLUSTRATION



Annuitant:                   John Doe                             Annuity Purchase Amount:          $100,000
Date of Birth:               1/1/1932                             Effective Date:                   12/1/2001
Annuity Income Option:       Single Life Annuity                  First Annuity Income Date:        1/1/2002
Premium Tax:                 0%                                   Frequency of Annuity Income:      Monthly
                                                                  Assumed Investment Return:        7%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 7% AIR. Income will remain constant at $866 per month when the net rate of return after expenses is 7% (annually).
The 7% AIR may not be available in your state.



                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.32%       3.54%       9.40%
---------------------------------------------------------------------------------------------------------------------------

January 1, 2002               70                                                   $859        $864        $868
January 1, 2003               71                                                    784         836         887
January 1, 2004               72                                                    716         809         907
January 1, 2005               73                                                    654         782         928
January 1, 2006               74                                                    597         757         948
January 1, 2011               79                                                    378         642       1,060
January 1, 2016               84                                                    240         545       1,184
January 1, 2021               89                                                    152         462       1,323
January 1, 2026               94                                                     96         392       1,478




The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.


The following table summarizes Annuity Income with an Assumed Investment Return of 7%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.32%               3.54%               9.40%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses              After Expenses
--------------------------------------------------------------------------------
       1               $ 859               $ 864               $ 868
       2                 784                 836                 887
       3                 716                 809                 907
       4                 654                 782                 928
       5                 597                 757                 948
       6                 545                 733                 970
       7                 497                 709                 991
       8                 454                 686               1,014
       9                 414                 664               1,036
      10                 378                 642               1,060
      11                 345                 622               1,083
      12                 315                 602               1,108
      13                 288                 582               1,133
      14                 263                 563               1,158
      15                 240                 545               1,184
      16                 219                 527               1,211
      17                 200                 510               1,238
      18                 182                 494               1,266
      19                 167                 478               1,294
      20                 152                 462               1,323
      21                 139                 447               1,353
      22                 127                 433               1,383
      23                 116                 419               1,414
      24                 106                 405               1,446
      25                  96                 392               1,478



                                         Part B




                       STATEMENT OF ADDITIONAL INFORMATION
                              INDIVIDUAL IMMEDIATE
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                   May 1, 2002




THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL IMMEDIATE VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 5701 Golden Hills Drive Minneapolis, MN 55416-1297 (800) 542-5427.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 2002, AND AS MAY BE AMENDED FROM TIME TO TIME.



Table of Contents
Contents                                           Page
-------------------------------------------------------
Company .........................................     2
Experts .........................................     2
Legal Opinions ..................................     2
Distributor .....................................     2
Calculation of Performance Data .................     2
Federal Tax Status ..............................     8
Annuity Provisions ..............................    14
Financial Statements ............................    15











                                                                    VIPSAI 0502

Company
--------------------------------------------------------------------------------

Information regarding Allianz Life Insurance Company of North America (the "Company") and its ownership is contained in the Prospectus. The Company is rated A++ by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.


Experts
--------------------------------------------------------------------------------


The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2001 and the consolidated financial statements of the Company as of December 31, 2001 and 2000 and for each of the years in the three years ended December 31, 2001have been included in this Statement of Additional Information in reliance upon the reports of KPMG LLP, independent accountants included in this Statement of Additional Information and upon the authority of said firm as experts in accounting and auditing. The insurance company audit report refers to a change in its method of accounting for derivative instruments in 2001and a change in its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities in 1999. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN



Legal Opinions
--------------------------------------------------------------------------------

Stewart Gregg, Senior Counsel to Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.


Distributor
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC, a subsidiary of the Company, acts as the distributor. The offering is on a continuous basis.


Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return

From time to time,  the  Company  may  advertise  the  performance  data for the
Investment Options in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of a unit based on the performance of an Investment Option over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and 10 year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge and the operating expenses of the underlying Investment Options.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual unit values for an initial $1,000 purchase payment. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
P(1+T)n = ERV

where:

P  = a hypothetical initial payment of $1,000;

T  = average annual total return;

n  = number of years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise cumulative and total return information over different periods of time. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized.

Yield


The USAZ Money Market Fund. The Company may advertise yield information for the USAZ Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Investment Option's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and, in certain instances, the value of the underlying Investment Option's investment securities. The fact that the Fund's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Fund's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The USAZ Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Investment Option, and the deduction of the Mortality and Expense Risk Charge and the Administrative Expense Charge.


The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)


For the seven-day period ending on 12/31/00, the USAZ Money Market Fund had a current yield of -0.42% and an effective yield of -0.42%.

Other Investment Options. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Investment Options. Each Investment Option (other than the USAZ Money Market Fund) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge and Administrative Expense Charge) by the unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                                                       cd

where:

a = net investment income earned during the period by the Investment Option attributable to shares owned by the Investment Option;

b  = expenses accrued for the period (net of reimbursements, if applicable);

c  = the average daily number of units outstanding during the period;

d  = the maximum offering price per unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. The Company does not currently advertise yield information for any Investment Option (other than the USAZ Money Market Fund).


Performance Ranking

The performance based on each or all of the Investment Options of the Variable Account may be compared in its advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Investment Options of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the variable account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which Investment Options provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger and Morningstar.

Performance Information

Total returns reflect all aspects of an Investment Option's return, including the automatic reinvestment by Allianz Life Variable Account B of all distributions and any change in an Investment Option's value over the period. The performance of the Investment Options reflects results achieved prior to the date the Contracts first invested in the Investment Options.

The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Investment Option. Past performance does not guarantee future results.


The performance figures in Table I reflect Accumulation Unit performance from Separate Account Inception. The performance figures in Table II reflect Accumulation Unit performance from portfolio inception, which may pre-date Separate Account inception and assumes that the Accumulation Units were invested in each of the Investment Options from the Investment Option inception dates as listed on the table.

The performance figures in Table III reflects performance information for the Investment Options which does not include any contract fees, expenses or sales charges.


Table I:Standardized Total Return

Actual Total Return for the period ended December 31, 2001

                                                 Column I (without) Actual                  Column II ( with) Actual
------------------------------------------------------------------------------------------------------------------------------------
                               Separate Account
                                   Inception   One    Three    Five      Ten     Since   One     Three    Five      Ten    Since
Investment Option                    Date     Year    Year     Year     Year   InceptionYear     Year     Year     Year  Inception
                             in Investment Option
------------------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Growth and   11/5/2001    N/A     N/A      N/A      N/A       4.44    #N/A     #N/A      #N/A    #N/A -0.76
Income
USAZ Alliance Capital Large Cap    11/5/2001    N/A     N/A      N/A      N/A       5.27    #N/A     #N/A      #N/A    #N/A  0.07
Growth
USAZ Alliance Capital Technology   11/5/2001    N/A     N/A      N/A      N/A       7.47    #N/A     #N/A      #N/A    #N/A  2.27
Franklin Global Communications     1/24/1989 -30.23  -14.04    -2.74     1.95       4.64  -35.43   -15.15     -2.90    1.88  4.58
Securities - Class 11
Franklin Growth and Income         1/24/1989  -3.39    3.87     8.56     9.42       8.69   -8.59     3.09      8.43    9.35  8.62
Securities - Class 11
Franklin High Income - Class 11    1/24/1989   2.81   -4.57    -0.99     4.76       4.84   -2.39    -5.49     -1.17    4.69  4.77
Franklin Income Securities -       1/24/1989  -0.43    4.42     5.67     7.73       8.46   -5.63     3.65      5.52    7.66  8.40
Class 11
Franklin Large Cap Growth           5/1/1996 -12.50    5.81    10.39      N/A      11.40  -17.70     5.07     10.27    #N/A 11.32
Securities - Class 11
Franklin Real Estate - Class 11,2  1/24/1989   6.67    8.71     4.63     9.62       8.77    1.47     7.99      4.47    9.55  8.70
Franklin Rising Dividends          1/27/1992  12.31    6.08    10.55      N/A       9.78    7.11     5.32     10.42    #N/A  9.71
Securities - Class 11
Franklin Small Cap - Class 11      11/1/1995 -16.20   11.08     9.15      N/A      11.90  -21.40    10.41      9.03    #N/A 11.83
Franklin Small Cap Value            5/1/1998   6.11    4.55     5.47     5.44       6.25    7.41    11.02      #N/A    #N/A  1.59
Securities - Class 11
Franklin U.S. Government - Class   3/14/1989  12.61   11.71      N/A      N/A       2.01    0.91     3.78      5.32    5.36  6.18
12
Franklin Zero Coupon 2005 - Class  3/14/1989   7.41    3.43     6.16     7.28       8.27    2.21     2.64      6.01    7.21  8.21
11,2
Franklin Zero Coupon 2010 - Class  3/14/1989   4.15    1.81     6.48     8.13       8.80   -1.05     0.99      6.34    8.06  8.74
11,2
Mutual Discovery Securities -      11/8/1996  -1.01    9.58     7.73      N/A       7.87   -6.21     8.88      7.59    #N/A  7.76
Class 11
Mutual Shares Securities - Class   11/8/1996   5.81    9.85     8.72      N/A       9.15    0.61     9.15      8.58    #N/A  9.06
11
Templeton Developing Markets        3/4/1996  -9.36   -1.32    -7.74      N/A      -3.33  -14.56    -2.17     -7.96    #N/A -3.40
Securities - Class 11,3
Templeton Foreign Securities -     1/27/1992 -16.93   -0.92     2.20      N/A       6.05  -22.13    -1.76      2.05    #N/A  5.99
Class 11,3
Templeton Growth Securities -      3/15/1994  -2.37    5.35     7.05      N/A       8.62   -7.57     4.59      6.92    #N/A  8.57
Class 11
USAZ Templeton Developed Markets   11/5/2001    N/A     N/A      N/A      N/A       2.28    #N/A     #N/A      #N/A    #N/A -2.92
SP Jennison International Growth*  12/15/2000-36.82     N/A      N/A      N/A     -35.84  -42.02     #N/A      #N/A    #N/A -39.46
SP Strategic Partners Focused      12/15/2000-16.90     N/A      N/A      N/A     -20.38  -22.10     #N/A      #N/A    #N/A -23.97
Growth
PIMCO VIT High Yield  - Admin.      2/1/2000   0.93     N/A      N/A      N/A      -0.32   -4.27     #N/A      #N/A    #N/A -2.27
Class
PIMCO VIT StocksPLUS Growth &       2/1/2000 -12.67     N/A      N/A      N/A     -10.05  -17.87     #N/A      #N/A    #N/A -12.19
Income - Admin. Class
PIMCO VIT Total Return - Admin.     2/1/2000   6.88     N/A      N/A      N/A       9.00    1.68     #N/A      #N/A    #N/A  7.20
Class
USAZ PIMCO Growth and Income       11/5/2001    N/A     N/A      N/A      N/A       1.41    #N/A     #N/A      #N/A    #N/A -3.79
USAZ PIMCO Renaissance             11/5/2001    N/A     N/A      N/A      N/A       9.97    #N/A     #N/A      #N/A    #N/A  4.77
USAZ PIMCO Value                   11/5/2001    N/A     N/A      N/A      N/A       9.39    #N/A     #N/A      #N/A    #N/A  4.19
USAZ Money Market                   2/1/2000   1.83     N/A      N/A      N/A       2.98   -3.37     #N/A      #N/A    #N/A  1.08
USAZ Van Kampen Aggressive Growth   5/1/2001    N/A     N/A      N/A      N/A     -19.75    #N/A     #N/A      #N/A    #N/A -24.95
USAZ Van Kampen Comstock            5/1/2001    N/A     N/A      N/A      N/A      -6.51    #N/A     #N/A      #N/A    #N/A -11.71
USAZ Van Kampen Emerging Growth     5/1/2001    N/A     N/A      N/A      N/A      -8.16    #N/A     #N/A      #N/A    #N/A -13.36
USAZ Van Kampen Growth and Income   5/1/2001    N/A     N/A      N/A      N/A      -3.32    #N/A     #N/A      #N/A    #N/A -8.52
USAZ Van Kampen Growth              5/1/2001    N/A     N/A      N/A      N/A      -4.80    #N/A     #N/A      #N/A    #N/A -10.00
----------------------------------------------------------------------------------------------------------------------------------
.. Ongoing stock market volatility can dramatically change the Investment
Options' short-term performance; current results may differ.



2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.


3. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and Foreign Securities Investment Options.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.



There is no performance shown for the USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, Davis VA Financial Portfolio, Davis VA Value Portfolio, Dreyfus Small Cap Stock Index Fund, Dreyfus Stock Index Fund, Jennison 20/20 Focus Portfolio, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA,
Oppenheimer Main Street Growth & Income Fund/VA, USAZ Oppenheimer Emerging Growth Fund and the Seligman Small-Cap Value Portfolio because they commenced operations under this Contract as of May 1, 2002.





Table II Hypothetical Total Return for the periods ended December 31, 2001
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                   Inception           One     Three    Five      Ten                Since
------------------------------------------------------------------------------------------------------------------------------------
Investment Option                    Date             Year     Year     Year     Year           Inception
------------------------------------------------------------------------------------------------------------------------------------
                               Investment Option

USAZ Alliance Capital Growth and      11/5/2001         #N/A      #N/A      #N/A       #N/A    4.44
Income
USAZ Alliance Capital Large Cap       11/5/2001         #N/A      #N/A      #N/A       #N/A    5.27
Growth
USAZ Alliance Capital Technology      11/5/2001         #N/A      #N/A      #N/A       #N/A    7.47
Franklin Global Communications        1/24/1989       -30.23    -14.04     -2.74       1.95    4.64
Securities - Class 11
Franklin Growth and Income            1/24/1989        -3.39      3.87      8.56       9.42    8.69
Securities - Class 11
Franklin High Income - Class 11       1/24/1989         2.81     -4.57     -0.99       4.76    4.84
Franklin Income Securities -          1/24/1989        -0.43      4.42      5.67       7.73    8.46
Class 11
Franklin Large Cap Growth              5/1/1996       -12.50      5.81     10.39       #N/A   11.40
Securities - Class 11
Franklin Real Estate - Class 11,2     1/24/1989         6.67      8.71      4.63       9.62    8.77
Franklin Rising Dividends             1/27/1992        12.31      6.08     10.55       #N/A    9.78
Securities - Class 11
Franklin Small Cap - Class 11         11/1/1995       -16.20     11.08      9.15        N/A   11.90
Franklin Small Cap Value               5/1/1998        12.61     11.71       N/A        N/A    2.01
Securities - Class 11
Franklin U.S. Government - Class      3/14/1989         6.11      4.55      5.47       5.44    6.25
12
Franklin Zero Coupon 2005 - Class     3/14/1989         7.41      3.43      6.16       7.28    8.27
11,2
Franklin Zero Coupon 2010 - Class     3/14/1989         4.15      1.81      6.48       8.13    8.80
11,2
Mutual Discovery Securities -         11/8/1996        -1.01      9.58      7.73        N/A    7.87
Class 11
Mutual Shares Securities - Class      11/8/1996         5.81      9.85      8.72        N/A    9.15
11
Templeton Developing Markets           3/4/1996        -9.36     -1.32     -7.74        N/A   -3.33
Securities - Class 11,3
Templeton Foreign Securities -        1/27/1992       -16.93     -0.92      2.20        N/A    6.05
Class 11,3
Templeton Growth Securities -         3/15/1994        -2.37      5.35      7.05        N/A    8.62
Class 11
USAZ Templeton Developed Markets      11/5/2001          N/A       N/A       N/A        N/A    2.28
SP Jennison International Growth*    12/15/2000       -36.82       N/A       N/A        N/A  -35.84
SP Strategic Partners Focused        12/15/2000       -16.90       N/A       N/A        N/A  -20.38
Growth
PIMCO VIT High Yield  - Admin.         2/1/2000         0.93      0.07       N/A        N/A    0.29
Class
PIMCO VIT StocksPLUS Growth &          2/1/2000       -12.67     -2.70       N/A        N/A    4.26
Income - Admin. Class
PIMCO VIT Total Return  - Admin.       2/1/2000         6.88      4.42       N/A        N/A    5.08
Class
USAZ PIMCO Growth and Income          11/5/2001          N/A       N/A       N/A        N/A    1.41
USAZ PIMCO Renaissance                11/5/2001          N/A       N/A       N/A        N/A    9.97
USAZ PIMCO Value                      11/5/2001          N/A       N/A       N/A        N/A    9.39
USAZ Money Market                      2/1/2000         1.83       N/A       N/A        N/A    2.98
USAZ Van Kampen Aggressive Growth      5/1/2001          N/A       N/A       N/A        N/A  -19.75
USAZ Van Kampen Comstock               5/1/2001          N/A       N/A       N/A        N/A   -6.51
USAZ Van Kampen Emerging Growth        5/1/2001          N/A       N/A       N/A        N/A   -8.16
USAZ Van Kampen Growth and Income      5/1/2001          N/A       N/A       N/A        N/A   -3.32
USAZ Van Kampen Growth                 5/1/2001          N/A       N/A       N/A        N/A   -4.80
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


.. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and Foreign Securities Investment Options.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.



Table III Investment Option Performance (No Contract Charges)

Total Return for the periods ended December 31, 2001
--------------------------------------------------------------------------------------------
                                                         One     Five       Ten       Since
Investment Option                                        Year    Year       Year  Inception
                                                          %        %         %          %


USAZ Alliance Capital Growth and Income                   N/A       N/A       N/A        4.67
USAZ Alliance Capital Large Cap Growth                    N/A       N/A       N/A        5.50
USAZ Alliance Capital Technology                          N/A       N/A       N/A        7.70
Franklin Global Communications Securities - Class      -29.24     -1.36      3.47        6.09
11
Franklin Growth and Income Securities - Class 11        -2.02     10.10     11.30       10.21
Franklin High Income - Class 1                           4.26      0.41      6.26        6.30
Franklin Income Securities - Class 11                    0.98      7.16      9.34        9.97
Franklin Large Cap Growth Securities - Class 11        -11.26     11.95       N/A       12.97
Franklin Real Estate - Class 11,2                        8.19      6.11     11.54       10.29
Franklin Rising Dividends Securities - Class 11         13.90     12.11       N/A       11.32
Franklin Small Cap - Class 11                          -15.02     10.69       N/A       13.59
Franklin Small Cap Value Securities - Class 11          14.21       N/A       N/A        3.45
Franklin U.S. Government - Class 1                       7.62      6.96      6.99        7.75
Franklin Zero Coupon 2005 - Class 1                      8.93      7.66      8.93        9.80
Franklin Zero Coupon 2010 - Class 1                      5.62      7.98      9.87       10.34
Mutual Discovery Securities - Class 11                   0.39      9.25       N/A        9.40
Mutual Shares Securities - Class 11                      7.31     10.25       N/A       10.69
Templeton Developing Markets Securities - Class         -8.08    -11.59       N/A      -10.94
11,3
Templeton Foreign Securities - Class 11,3,4            -15.75      4.88       N/A        9.78
Templeton Growth Securities - Class 11                  -0.98      8.56       N/A       10.16
USAZ Templeton Developed Markets - Class 1                N/A       N/A       N/A        2.50
SP Jennison International Growth                       -35.92       N/A       N/A      -37.67
SP Strategic Partners Focused Growth                   -20.80       N/A       N/A      -19.93
PIMCO VIT High Yield - Admin. Class                      2.35       N/A       N/A        1.70
PIMCO VIT StocksPLUS Growth & Income - Admin. Class    -11.43       N/A       N/A        5.73
PIMCO VIT Total Return - Admin. Class                    8.37       N/A       N/A        6.55
USAZ PIMCO Growth and Income                              N/A       N/A       N/A        1.63
USAZ PIMCO Renaissance                                    N/A       N/A       N/A       10.20
USAZ PIMCO Value                                          N/A       N/A       N/A        9.63
USAZ Money Market                                        3.27       N/A       N/A        4.24
USAZ Van Kampen Aggressive Growth                         N/A       N/A       N/A      -19.00
USAZ Van Kampen Comstock                                  N/A       N/A       N/A       -5.63
USAZ Van Kampen Emerging Growth                           N/A       N/A       N/A       -7.80
USAZ Van Kampen Growth and Income                         N/A       N/A       N/A       -2.41
USAZ Van Kampen Growth                                    N/A       N/A       N/A       -3.90


1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.


2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and Foreign Securities Investment Options.



4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, Davis VA Financial Portfolio, Davis VA Value Portfolio, Dreyfus Small Cap Stock Index Fund, Dreyfus Stock Index Fund, Jennison 20/20 Focus Portfolio, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA,
Oppenheimer Main Street Growth & Income Fund/VA, USAZ Oppenheimer Emerging Growth Fund and the Seligman Small-Cap Value Portfolio because they commenced operations under this Contract as of May 1, 2002.

Current Name                                        Previous Name
Franklin Small Cap Value Securities Fund Franklin Value Securities Fund
Templeton Foreign Securities Fund        Templeton International Securities Fund
PIMCO VIT High Yield Portfolio           PIMCO VIT High Yield Bond Portfolio
PIMCO VIT Total Return Portfolio         PIMCO VIT Total Return Bond Portfolio
USAZ Money Market Fund                   AZOA Money Market Fund
USAZ Van Kampen Emerging Growth Fund     USAZ American GrowthFund


The Company may also present performance information computed on a different basis.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what an Owner's total return may be in any future period. Annuity Income

Periodic annuity income amounts may be illustrated using the historical performance of the Investment Options, the Standard & Poor's 500 Composite Stock Price Index or other recognized investment benchmark Investment Options. All illustrations will reflect the 1.25% annual Mortality and Expense Risk Charge and the 0.15% Administrative Expense Charge and actual or assumed Investment Option expenses.

Federal Tax Status
--------------------------------------------------------------------------------

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For annuity payments, the portion of a payment includible in income equals the excess of the payment over the exclusion amount. The exclusion amount for payments based on a variable annuity option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (determined by Treasury Regulations). The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an annuity payment is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment Options underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an Investment Option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the Investment Option is represented by any one investment; (2) no more than 70% of the value of the total assets of the Investment Option is represented by any two investments; (3) no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Investment Options of the Trust underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

Section 72(e)(11) of the Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. The legislative history of Section 72(e)(11) indicates that it was not intended to apply to immediate annuities. However, the legislative history also states that no inference is intended as to whether the Treasury Department, under its authority to prescribe rules to enforce the tax laws, may treat the combination purchase of a deferred annuity contract with an immediate annuity contract as a single contract for purposes of determining the tax consequences of any distribution.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of a deferred annuity contract into another deferred annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract. Required Distributions

In order to be treated as an annuity  contract for Federal  income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the death or change of an annuitant is treated as the death of the owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Tax Treatment of Distributions - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his Beneficiary; (e) as an annuity payment under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions - IRA Contracts.") The availability of total or partial withdrawals from an immediate annuity is not expressly provided for in the Code or Treasury Regulations. The only tax guidance currently available for such issue is a Private Letter Ruling holding that the right to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Private Letter Ruling does not address the issue of whether the making of a withdrawal would adversely affect the favorable tax treatment of annuity payments made before or after such partial withdrawal because of the requirement that all immediate annuity payments must be "substantially equal." The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While the Company currently believes that such withdrawals will not adversely affect the favorable tax treatment of annuity payments received before or after a withdrawal and the Company intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. Contract Owners should obtain competent tax advice prior to making a partial or total withdrawal.

Qualified Plans

The Contracts offered by the Prospectus may also be used with a plan qualified under Section 408(b) of the Code ("IRA Contracts"). Contract Owners, annuitants and beneficiaries are cautioned that benefits under an IRA Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of IRA Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding IRA Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing IRA Contracts. IRA Contracts include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, IRA Contracts are not transferable except upon surrender or annuitization.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from IRA Contracts. (See "Tax Treatment of Distributions - IRA Contracts.")

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. IRA Contracts will utilize annuity tables which do not differentiate on the basis of sex because of the use of the IRA Contracts in a Simplified Employee Pension. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Under applicable limitations, certain amounts may be contributed to an IRA Contract which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - IRA Contracts.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA Contract. Sales of Contracts for use as IRA Contracts are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.


Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal.


Tax Treatment of Distributions - IRA Contracts

In the case of a withdrawal under an IRA Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including IRA Contracts. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2;

(b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code);

(c) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary;

(d) distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Annuitant for amounts paid during the taxable year for medical care;

(e) distributions from an IRA Contract for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days.);

(f) distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year;

(g)  distributions  made on account of an IRS levy upon the Qualified  Contract;
     and

(h) distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 591/2 or 5 years from the date of the first annuity payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of annuity payments made after such withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. Competent tax advice should be obtained prior to making any withdrawals from an IRA Contract. Any amounts distributed will only be paid to the Annuitant, Joint Annuitant or Beneficiary. The Company will not transfer or pay such amounts to another IRA or tax qualified plan.


Generally, distributions from an IRA Contract must commence no later than April 1 of the calendar year, following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity or to a "5% owner" (as defined in the Code). Generally, required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


Assignments, Pledges and Gratuitous Transfers



Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulation Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than the Contract Owner's spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her Accumulation Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Annuity starting dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.


Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply. Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which:

(1)  are not predetermined as to dollar amount; and

(2) will vary in amount with the net investment results of the applicable Sub-account (s) of the Separate Account.

Annuity payments also depend upon the Age of the Annuitant and any Joint Annuitant and the Assumed Net Investment Factor utilized. On the Annuity Calculation Date, a fixed number of Annuity Units will be purchased, determined as follows:

The first Annuity Payment is equal to the Contract Value allocated to the Separate Account divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Investment Option, the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Investment Option by the Annuity Unit value on the Annuity Calculation Date. Thereafter, the number of Annuity Units in each Investment Option remains unchanged unless the Contract Owner elects to transfer between Investment Options. All calculations will appropriately reflect the annuity payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments determined for each Investment Option. The Annuity Payment in each Investment Option is determined by multiplying the number of Annuity Units then allocated to such Investment Option by the Annuity Unit value for that Investment Option.

For each Investment Option, the value of an Annuity Unit was initially established at $1.00. On each subsequent Valuation Date the value of an Annuity Unit is determined in the following way:

FIRST: The Net Investment Factor is determined by dividing (a) by (b) and adding
(c) to the result, where:

a. is the net increase or decrease in the Net Asset Value per share of the Investment Option (or other Eligible Investment) plus the per share amount of any dividend or capital gain distribution paid by the Investment Option (or Eligible Investment) during the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Investment Option as of the end of the current Valuation Period which the Company determines to have resulted from maintenance of the Investment Option; and

b. is the Net Asset Value per share of the Investment Option (or other Eligible Investment) at the beginning of the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Investment Option as of the end of the immediately preceding Valuation Period which the Company determines to have resulted from maintenance of the Investment Option; and

c. is the net result of 1.000 less the Valuation Period deduction for the charges to the Investment Option.

The Net Investment Factor may be more or less than one.

SECOND: The value of an Annuity Unit for a Valuation Date is equal to:

a. the value of the Annuity Unit on the immediately preceding Valuation Date;

b. multiplied by the Net Investment Factor for the Valuation Period ending on the current Valuation Date;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. For example, with a 5% Assumed Investment Return, the Assumed Net Investment Factor for a one-year Valuation Period would be 1.05. For a one-day Valuation Period, the Assumed Net Investment Factor would be 1.00013368062.

The Assumed Investment Return is the investment return upon which Annuity Payments are based. Income will increase from one annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Assumed Investment Return and will decrease if the annualized Net Rate of Return is less than the Assumed Investment Return.

A Contract Owner may choose either a 7%, 5% or a 3% Assumed Investment Return. If the Contract Owner does not choose one, the 5% Assumed Investment Return automatically applies. Choosing a higher Assumed Investment Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance of the Trust and decrease more rapidly during periods of poor investment performance. THE 7% ASSUMED INVESTMENT RETURN IS NOT AVAILABLE IN ALL STATES UNTIL APPROVED BY THE STATE INSURANCE DEPARTMENTS. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY).

The variable  annuity  benefits  provided for under the Contract are based upon:
(a) the 1983(a) Blended Unisex Mortality Table with 50% female content, projected to the year 2000 with Projection Scale G; (b) the Assumed Investment Return, and (c) any applicable taxes.

Fixed Annuity Payout

Annuity payments from the Fixed Payment Option (not available in all states) will be equal payments unless otherwise specified by the Annuity Option selected.


Financial Statements
--------------------------------------------------------------------------------

The audited consolidated financial statements of the Company as of and for the year ended December 31, 2001, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2001 is also included herein.

                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       of
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                              Financial Statements
                                December 31, 2001

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Independent Auditors' Report


The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-years then ended and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 2001, and the results of their operations, changes in their net assets and financial highlights for each of the periods stated above, in conformity with accounting principles generally accepted in the United States of America.



                                                                    KPMG LLP



Minneapolis, Minnesota
March 22, 2002

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements


STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                                      ALGER      ALGER
                                               AIM V.I.             AIM V.I.               ALGER     AMERICAN   AMERICAN
                                                CAPITAL           INTERNATIONAL           AMERICAN   LEVERAGED   MIDCAP
                                             APPRECIATION  AIM V.I.  EQUITY   AIM V.I.     GROWTH     ALLCAP     GROWTH
                                                 FUND    GROWTH FUND  FUND    VALUE FUND  PORTFOLIO  PORTFOLIO  PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*               $ 9,737    25,577      3,758    13,789     25,102     12,297    14,988
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                   9,737    25,577      3,758    13,789     25,102     12,297    14,988
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk
   and administrative charges:                        7         8          5         9          2          1         9
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  7         8          5         9          2          1         9
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                   $ 9,730    25,569      3,753    13,780     25,100     12,296    14,979
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                1,084     1,245        475     1,801        648        472     1,800
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                              1,974     1,138        691     2,643        467        479     2,316
   Alterity Optional - Option 1                   1,313     1,152        739     2,611        452        353     4,124
   Alterity Optional - Option 2                      68         -         11        39          -          -        30
   Dimensions - Option 1                              5         -          -         9          -          -         7
   Dimensions - Option 2                             12         4          2         2          -          -         2
   Dimensions - Option 3                             17       217          -       281          -          -       112
   Dimensions - Option 4                              2         3         55        75          -          -        84
   Dimensions - Option 5                              -         -          -        27          -          -         7
   Dimensions - Option 6                              -         -          -         3          -          -         -
   Rewards Traditional                            2,635     2,105      1,334     3,638      2,679      1,311     2,997
   Rewards Enhanced                               2,615     1,315        313     2,059      1,495        507     3,045
   Valuemark II and III                               -     8,799          -         -      9,806      4,705         -
   Valuemark IV - Option 1 & 2
    with standard contract charges                    -     9,355          -         -      9,367      4,437         -
   Valuemark IV - Option 1 & 2
   with GMIB                                          -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                4       124        133       289         66          -       164
   Charter Enhanced                                   1        18          -       303          -          1       291
  Contracts in annuity payment period                 -        94          -         -        120         31         -
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                $ 9,730    25,569      3,753    13,780     25,100     12,296    14,979
=========================================================================================================================

 * Investment shares                                448     1,562        252       591        683        390       848
  Investments at cost                           $13,007    45,348      4,786    15,189     37,999     20,558    17,817



                 See accompanying notes to financial statements.


1


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                          FRANKLIN   FRANKLIN    FRANKLIN
                                               ALGER                                     AGGRESSIVE   GLOBAL   GLOBAL HEALTH
                                           AMERICAN SMALL  DAVIS VA  DAVIS VA   DAVIS VA   GROWTH COMMUNICATIONS  CARE
                                           CAPITALIZATION FINANCIAL REAL ESTATE  VALUE   SECURITIES SECURITIES  SECURITIES
                                               PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO    FUND      FUND        FUND
--------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*                $1,826     7,685      4,437    15,927      6,419    242,055    24,912
--------------------------------------------------------------------------------------------------------------------------
   Total Assets                                   1,826     7,685      4,437    15,927      6,419    242,055    24,912
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    2         3          3         9          -          5         -
--------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  2         3          3         9          -          5         -
--------------------------------------------------------------------------------------------------------------------------
   Net Assets                                    $1,824     7,682      4,434    15,918      6,419    242,050    24,912
==========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                  135     1,032        301     2,473          -          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                564     1,511        553     2,306          -          1         -
   Alterity Optional - Option 1                     388     1,137      1,842     3,613          -         18         -
   Alterity Optional - Option 2                       -        24          -        17          -          -         -
   Dimensions - Option 1                              3         3          2        38          -          -         -
   Dimensions - Option 2                              -        12         11        21          -          -         -
   Dimensions - Option 3                              -        21         11        54          -          -         -
   Dimensions - Option 4                              -         6          7        90          -          -         -
   Dimensions - Option 5                              -         -          -        35          -          -         -
   Dimensions - Option 6                              -         7          -         -          -          -         -
   Rewards Traditional                              397     2,245      1,238     4,239          -          -         -
   Rewards Enhanced                                 291     1,564        466     2,169          -         11         -
   Valuemark II and III                               -         -          -         -      3,228    216,998    14,191
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -         -          -         -      3,180     23,372    10,366
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                               45        80          3       317          -        197       235
   Charter Enhanced                                   1        40          -       546          -         71       116
  Contracts in annuity payment period                 -         -          -         -         11      1,382         4
--------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                 $1,824     7,682      4,434    15,918      6,419    242,050    24,912
==========================================================================================================================

 * Investment shares                                110       720        429     1,614      1,095     35,234     1,922
  Investments at cost                            $2,134     7,781      4,362    16,153      8,749    520,516    25,191



                 See accompanying notes to financial statements.


2


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                              FRANKLIN                         FRANKLIN             FRANKLIN
                                             GROWTH AND            FRANKLIN     LARGE    FRANKLIN    NATURAL   FRANKLIN
                                               INCOME    FRANKLIN   INCOME    CAP GROWTH   MONEY    RESOURCES    REAL
                                            SECURITIES HIGH INCOME SECURITIES SECURITIES   MARKET   SECURITIES  ESTATE
                                                FUND       FUND      FUND        FUND      FUND       FUND       FUND
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*              $600,709   139,810    493,438   270,650    183,013     24,319   126,665
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                 600,709   139,810    493,438   270,650    183,013     24,319   126,665
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                   48         9         34        18         12          -         6
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                 48         9         34        18         12          -         6
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                  $600,661   139,801    493,404   270,632    183,001     24,319   126,659
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                1,973        14         22        93          -          -        97
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                              1,915        29          6        72          -          -       123
   Alterity Optional - Option 1                   2,274        11         13        40          -          -       135
   Alterity Optional - Option 2                       7         -          9        13          -          -         7
   Dimensions - Option 1                             13         -          -         -          -          -         -
   Dimensions - Option 2                              6         -          -         -          -          -         3
   Dimensions - Option 3                            333        51          -        43          -          -         3
   Dimensions - Option 4                             38         -          -         -          -          -         -
   Dimensions - Option 5                              1         -          -         -          -          -         -
   Dimensions - Option 6                              3         -          -         -          -          -         -
   Rewards Traditional                            2,269         3        178       101          -          -       204
   Rewards Enhanced                               1,832         6          -        64          -          -       141
   Valuemark II and III                         451,632    86,787    386,556   137,759    130,255     18,771    89,204
   Valuemark IV - Option 1 & 2
   with standard contract charges               126,641    51,140     98,522   125,229     50,329      5,463    34,764
   Valuemark IV - Option 1 & 2 with GMIB             50         9         26         -          -          -         6
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                              762       329      1,693       659        624         45       905
   Charter Enhanced                                 213       385        582       271        172         28       166
  Contracts in annuity payment period            10,699     1,037      5,797     6,288      1,621         12       901
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity               $600,661   139,801    493,404   270,632    183,001     24,319   126,659
=========================================================================================================================

 * Investment shares                             39,343    18,792     38,075    18,640    183,013      2,045     6,983
  Investments at cost                          $628,201   184,697    561,041   301,156    182,970     24,087   121,373


                 See accompanying notes to financial statements.


3


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                              FRANKLIN
                                               RISING    FRANKLIN             FRANKLIN            U.S.FRANKLIN  FRANKLIN
                                              DIVIDENDS   S&P 500  FRANKLIN  TECHNOLOGY  FRANKLIN    VALUE    ZERO COUPON
                                             SECURITIES    INDEX   SMALL CAP SECURITIES GOVERNMENT SECURITIES    FUND
                                                FUND       FUND      FUND       FUND       FUND      FUND        2005
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*              $324,217    41,520    252,279     4,820    369,778     31,569    54,431
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                 324,217    41,520    252,279     4,820    369,778     31,569    54,431
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                   25         7         25         -         10         11         -
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                 25         7         25         -         10         11         -
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                  $324,192    41,513    252,254     4,820    369,768     31,558    54,431
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                1,363       147      1,708         -      1,933         10     1,258
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                              1,737       335      1,560         -      1,571          3        16
   Alterity Optional - Option 1                   1,782       482      1,843         -      1,812         23         1
   Alterity Optional - Option 2                      33        30          -         -         31          6         -
   Dimensions - Option 1                             21         -          5         -         58          -         -
   Dimensions - Option 2                             14         -          1         -          7          -         -
   Dimensions - Option 3                             34        31         44         -        151          -         -
   Dimensions - Option 4                             19         -          -         -        120          -         -
   Dimensions - Option 5                              1         1          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          8          -         -
   Rewards Traditional                            3,411       307      2,841         -      5,330        200        25
   Rewards Enhanced                               2,256        95      1,447         -      2,463          4         -
   Valuemark II and III                         231,253    21,476    137,781     2,459    278,297     15,735    38,850
   Valuemark IV - Option 1 & 2
   with standard contract charges                77,229    17,479     99,996     2,334     74,771     14,624    14,075
   Valuemark IV - Option 1 & 2 with GMIB              -         -         11         -         17          1         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         1          -         -          -          2         -
   Charter Traditional                              570        63        493         -      1,923        292       181
   Charter Enhanced                                 283         -        257        14        749         48         7
  Contracts in annuity payment period             4,186     1,066      4,267        13        527        610        18
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity               $324,192    41,513    252,254     4,820    369,768     31,558    54,431
=========================================================================================================================

 * Investment shares                             22,854     4,949     14,043       901     28,106      2,878     3,398
  Investments at cost                          $307,460    46,642    248,123     7,615    365,672     27,819    52,432



                 See accompanying notes to financial statements.


4


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                              FRANKLIN              J.P. MORGAN
                                                ZERO   J.P. MORGAN      U.S.     MUTUAL     MUTUAL   OPPENHEIMER
                                               COUPON  INTERNATIONAL DISCIPLINED DISCOVERY  SHARES     GLOBAL    OPPENHEIMER
                                                FUND   OPPORTUNITIES  EQUITY   SECURITIES SECURITIES SECURITIES  HIGH INCOME
                                                2010     PORTFOLIO  PORTFOLIO    FUND       FUND      FUND/VA     FUND/VA
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*               $46,529       873      1,745   160,153    379,807     12,075     4,334
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                  46,529       873      1,745   160,153    379,807     12,075     4,334
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    1         2          -        22         39          8         2
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  1         2          -        22         39          8         2
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                   $46,528       871      1,745   160,131    379,768     12,067     4,332
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                1,287       283        373       788      2,079      1,512       880
   Alterity Traditional - Option 2                    -         -          -        74          -          -         -
   Alterity Enhanced                                 17        24        372       521      2,273      2,122       536
   Alterity Optional - Option 1                       1       138        331     1,366      3,289      4,118       710
   Alterity Optional - Option 2                       -         -          -        37         41          6        14
   Dimensions - Option 1                              -         -          -        11         20         56        16
   Dimensions - Option 2                              -         -         10         -          2          -         2
   Dimensions - Option 3                              -         -          -        29        155         15         -
   Dimensions - Option 4                              -         -          -        23          2         21        12
   Dimensions - Option 5                              -         -          -         1          -          7         -
   Dimensions - Option 6                              -         -          -         -         13          -         -
   Rewards Traditional                               55       257        294     1,459      3,745      2,785     1,493
   Rewards Enhanced                                   -       169        359       599      2,542      1,106       598
   Valuemark II and III                          31,548         -          -    55,171    123,739          -         -
   Valuemark IV - Option 1 & 2
   with standard contract charges                13,463         -          -    94,712    231,762          -         -
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -         57          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                 94         -          -         -          -          -         -
   Charter Traditional                               49         -          6       392      1,699        245        59
   Charter Enhanced                                   7         -          -       366        499         74        12
   Contracts in annuity payment period                7         -          -     4,582      7,851          -         -
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                $46,528       871      1,745   160,131    379,768     12,067     4,332
=========================================================================================================================

 * Investment shares                              3,033        99        134    12,753     26,979        529       508
  Investments at cost                           $48,272     1,050      1,879   154,802    328,313     12,891     4,464



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                          OPPENHEIMER
                                              MAIN                PIMCO VIT  PIMCO VIT            SP STRATEGIC
                                             STREET    PIMCO VIT  STOCKSPLUS   TOTAL    SP JENNISON  PARTNERS    SELIGMAN
                                             GROWTH &  HIGH YIELD GROWTH AND  RETURN   INTERNATIONAL  FOCUSED     GLOBAL
                                             INCOME      BOND      INCOME      BOND       GROWTH     GROWTH     TECHNOLOGY
                                             FUND/VA   PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*               $17,193     7,382      4,287    27,851        848      1,767     7,239
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                  17,193     7,382      4,287    27,851        848      1,767     7,239
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                   10        18          3       224          2          1         3
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                 10        18          3       224          2          1         3
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                   $17,183     7,364      4,284    27,627        846      1,766     7,236
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                2,822       527        330     2,754         25        183     1,116
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                              2,976     1,980        597     2,705         63        298     1,165
   Alterity Optional - Option 1                   3,021       800        796     3,353         87         47     1,345
   Alterity Optional - Option 2                      30        22          -        41         16          -        11
   Dimensions - Option 1                             99         2         42       198          1          -         6
   Dimensions - Option 2                              6         1          1        26          -          -        11
   Dimensions - Option 3                             98        13          -       636          -          -        44
   Dimensions - Option 4                              -         7         15        76         10          -         -
   Dimensions - Option 5                              1         -          -        56          -          -         -
   Dimensions - Option 6                              6         -          -         -          -          -         5
   Rewards Traditional                            3,836       734      1,041     6,451        217        195     2,279
   Rewards Enhanced                               3,913       432        645     3,508         10        351     1,141
   Valuemark II and III                               -     1,588        633     4,240        289        333         -
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -     1,027        112     1,855        123        303         -
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         1          3          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                              286        62         44     1,047          2          -        50
   Charter Enhanced                                  89       169         28       596          -         56        63
  Contracts in annuity payment period                 -         -          -        84          -          -         -
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                $17,183     7,364      4,284    27,627        846      1,766     7,236
=========================================================================================================================

 * Investment shares                                905       937        459     2,816        156        264       559
  Investments at cost                           $18,175     7,443      4,518    28,248        852      1,797    10,512


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)

                                                                   TEMPLETON   TEMPLETON                         TEMPLETON
                                              SELIGMAN   TEMPLETON DEVELOPING   GLOBAL   TEMPLETON TEMPLETON   INTERNATIONAL
                                              SMALL-CAP    ASSET     MARKETS    INCOME     GROWTH  INTERNATIONAL  SMALLER
                                                VALUE    STRATEGY  SECURITIES SECURITIES SECURITIES SECURITIES   COMPANIES
                                              PORTFOLIO    FUND       FUND       FUND       FUND        FUND       FUND
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*               $13,942    27,300     63,536    43,947    410,261    354,548    12,751
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                  13,942    27,300     63,536    43,947    410,261    354,548    12,751
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    6         4         10         1         36         10         3
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  6         4         10         1         36         10         3
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                   $13,936    27,296     63,526    43,946    410,225    354,538    12,748
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                1,304         -         79         -        969         11         -
   Alterity Traditional - Option 2                   37         -          -         -          -          -         -
   Alterity Enhanced                              2,275         -         55         -      1,422          9         -
   Alterity Optional - Option 1                   1,791         -        208         -      1,178         54         -
   Alterity Optional - Option 2                      43         -          -         -         16         13         -
   Dimensions - Option 1                             19         -          -         -          4          1         -
   Dimensions - Option 2                              1         -          -         -          9          -         -
   Dimensions - Option 3                             82         -         89         -        157          -         -
   Dimensions - Option 4                            102         -          -         -          9          -         -
   Dimensions - Option 5                              1         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                            5,435         -        256         -      1,224         66         -
   Rewards Enhanced                               2,458         -        224         -        933         15         -
   Valuemark II and III                               -    15,628     41,950    33,404    255,638    282,479     5,581
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -    10,598     18,612    10,098    139,856     66,280     6,578
   Valuemark IV - Option 1 & 2 with GMIB              -         -          1         -         16          9         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                              162        24      1,470       305      1,427      2,587        11
   Charter Enhanced                                 226        26         82        13        528        380        67
  Contracts in annuity payment period                 -     1,020        500       126      6,839      2,634       511
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                $13,936    27,296     63,526    43,946    410,225    354,538    12,748
=========================================================================================================================

 * Investment shares                              1,069     1,760     13,294     3,858     36,999     29,922     1,256
  Investments at cost                           $12,203    34,458     73,236    47,686    464,196    476,551    13,196



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                               TEMPLETON
                                                PACIFIC  VAN KAMPEN VAN KAMPEN VAN KAMPEN USAZ ALGER              USAZ
                                                GROWTH      LIT     LIT GROWTH  EMERGING   AMERICAN USAZ ALGER VAN KAMPEN
                                              SECURITIES ENTERPRISE AND INCOME   GROWTH     GROWTH    GROWTH     GROWTH
                                                 FUND     PORTFOLIO  PORTFOLIO  PORTFOLIO    FUND       FUND       FUND
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*                   $ -       652      2,264    10,024      6,178      2,855     5,457
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                       -       652      2,264    10,024      6,178      2,855     5,457
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    -         1          1         5          5          2         2
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  -         1          1         5          5          2         2
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                       $ -       651      2,263    10,019      6,173      2,853     5,455
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                    -        93        288       409        389         61        49
   Alterity Traditional - Option 2                    -         -          -         -         73          -         -
   Alterity Enhanced                                  -       170        138     2,154      1,068        327       187
   Alterity Optional - Option 1                       -        37        661     1,318        932        621       566
   Alterity Optional - Option 2                       -         -          -        26         13          -         4
   Dimensions - Option 1                              -         -          -        47         45          -        22
   Dimensions - Option 2                              -         -          -         3          6          1         8
   Dimensions - Option 3                              -         -          -        24          8          5         -
   Dimensions - Option 4                              -         -          -         8          2          -         2
   Dimensions - Option 5                              -         -          -         -          -          -         1
   Dimensions - Option 6                              -         -          -         3          -          -         -
   Rewards Traditional                                -       250        947     1,036        932        612       350
   Rewards Enhanced                                   -       101        212     2,901        630        158     3,176
   Valuemark II and III                               -         -          -       882      1,126        468       493
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -         -          -       927        740        516       553
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         4          -         32         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                          -         17       101         85         27         1
   Charter Enhanced                                   -         -          -       176         93          -        19
  Contracts in annuity payment period                 -         -          -         -         31         25        24
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                    $ -       651      2,263    10,019      6,173      2,853     5,455
=========================================================================================================================

 * Investment shares                                  -        44        142       354        670        308       568
  Investments at cost                               $ -       885      2,340    10,283      6,283      2,880     5,431



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                            USAZ
                                                                                  USAZ    ALLIANCE
                                                USAZ        USAZ       USAZ     ALLIANCE   CAPITAL  USAZ ALLIANCE  USAZ
                                             VAN KAMPEN  VAN KAMPEN VAN KAMPEN   CAPITAL  LARGE CAP   CAPITAL     PIMCO
                                             GROWTH AND  AGGRESSIVE  COMSTOCK  TECHNOLOGY  GROWTH    GROWTH AND    VALUE
                                             INCOME FUND GROWTH FUND   FUND       FUND      FUND     INCOME FUND   FUND
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*               $15,845     2,157     17,094     4,380      2,536      3,369     3,684
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                  15,845     2,157     17,094     4,380      2,536      3,369     3,684
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    9         3         41         -          -          1         1
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  9         3         41         -          -          1         1
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                   $15,836     2,154     17,053     4,380      2,536      3,368     3,683
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                  411        53        343         -         44         21        36
   Alterity Traditional - Option 2                    -         -         92         -          -          -         -
   Alterity Enhanced                              2,122       545      4,108       141        168         95       153
   Alterity Optional - Option 1                   1,729       221      1,426        36        218         83        16
   Alterity Optional - Option 2                       8         1         24         -         26          2         5
   Dimensions - Option 1                             11         3          1         -          -          -         -
   Dimensions - Option 2                              7         -          7         -          -          -         -
   Dimensions - Option 3                             57         -         31         -          -         39        31
   Dimensions - Option 4                             21         2         87        11          -         21         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -         34         -          -          -         -
   Rewards Traditional                            1,329       308      1,500        62        348        191        16
   Rewards Enhanced                               7,162       164      4,151         7        119        104        55
   Valuemark II and III                           1,407       421      2,484     2,519      1,078      1,871     2,089
   Valuemark IV - Option 1 & 2
   with standard contract charges                 1,125       427      2,370     1,602        533        834     1,180
   Valuemark IV - Option 1 & 2 with GMIB              -         -          3         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         2          -          -         1
   Charter Traditional                              218         9        177         -          2          -         -
   Charter Enhanced                                  87         -        143         -          -          7         3
  Contracts in annuity payment period               142         -         72         -          -        100        98
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                $15,836     2,154     17,053     4,380      2,536      3,368     3,683
=========================================================================================================================

 * Investment shares                              1,634       266      1,820       407        240        322       336
  Investments at cost                           $15,935     2,163     17,288     4,295      2,483      3,285     3,466


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                                                       USAZ
                                                 USAZ       USAZ     TEMPLETON  AZOA VIP   AZOA VIP  AZOA VIP
                                                 PIMCO      PIMCO    DEVELOPED DIVERSIFIED   FIXED    GLOBAL      AZOA VIP
                                             RENAISSANCE  GROWTH AND  MARKETS    ASSETS     INCOME OPPORTUNITIES  GROWTH
                                                 FUND    INCOME FUND   FUND       FUND       FUND      FUND        FUND
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*                $7,712     2,095        197     4,921      9,662        565     3,334
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                   7,712     2,095        197     4,921      9,662        565     3,334
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    1         -          1         2         67          -         1
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  1         -          1         2         67          -         1
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                    $7,711     2,095        196     4,919      9,595        565     3,333
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                   56        21          -       793      1,389         58       154
   Alterity Traditional - Option 2                   55         -          -         -          -          -         -
   Alterity Enhanced                                500        37          -       805        341         59       295
   Alterity Optional - Option 1                     135        59          -       380        658         82       354
   Alterity Optional - Option 2                      10         4          -       100          9          3         -
   Dimensions - Option 1                             21         -          -         -         17         14         -
   Dimensions - Option 2                              -         -          -        10          3          -         -
   Dimensions - Option 3                             17        30          -         -          3          -         1
   Dimensions - Option 4                              -         -          -         -          8         40       108
   Dimensions - Option 5                              -         -          -         -         50          -         1
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                              346        45          -       591        920         42       618
   Rewards Enhanced                                 293         -          -       586        840         66       831
   Valuemark II and III                           3,009     1,253         77       518      2,746         87       361
   Valuemark IV - Option 1 & 2
   with standard contract charges                 3,155       437        119     1,071      2,004        102       610
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                 22         -          -         -          -          -         -
   Charter Traditional                                -        50          -        10         49          -         -
   Charter Enhanced                                   -       131          -         6        173          -         -
  Contracts in annuity payment period                92        28          -        49        385         12         -
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                 $7,711     2,095        196     4,919      9,595        565     3,333
=========================================================================================================================

 * Investment shares                                700       206         19       509        933         87       435
  Investments at cost                            $7,204     2,074        194     5,063      9,823        604     3,598



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                                    AZOA VIP
                                                                                                      MONEY      TOTAL
                                                                                                     MARKET       ALL
                                                                                                      FUND       FUNDS
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*                                                                   $120,702 5,149,778
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                      120,702 5,149,778
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense risk and administrative charges:                                         481     1,297
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                     481     1,297
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                                       $120,221 5,148,481
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                                                                     3,161    45,235
   Alterity Traditional - Option 2                                                                         -       331
   Alterity Enhanced                                                                                   3,932    58,765
   Alterity Optional - Option 1                                                                        4,061    62,384
   Alterity Optional - Option 2                                                                           29       879
   Dimensions - Option 1                                                                                  14       834
   Dimensions - Option 2                                                                                   -       211
   Dimensions - Option 3                                                                                 119     3,086
   Dimensions - Option 4                                                                                  25     1,111
   Dimensions - Option 5                                                                                  52       242
   Dimensions - Option 6                                                                                   -        82
   Rewards Traditional                                                                                15,943    97,895
   Rewards Enhanced                                                                                    8,290    73,007
   Valuemark II and III                                                                               11,940 3,171,592
   Valuemark IV - Option 1 & 2 with standard contract charges                                          6,965 1,473,322
   Valuemark IV - Option 1 & 2 with GMIB                                                                   6       252
   Valuemark IV - Option 3 with standard contract charges                                                  -         -
   Valuemark IV - Option 3 with GMIB                                                                       6       128
   Charter Traditional                                                                                64,956    85,825
   Charter Enhanced                                                                                      639     9,321
  Contracts in annuity payment period                                                                     83    63,979
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                                                                    $120,221 5,148,481
=========================================================================================================================

 * Investment shares                                                                                 120,702   698,911
  Investments at cost                                                                               $120,702 5,769,899



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                                         ALGER      ALGER
                                                AIM V.I.                AIM V.I.               ALGER    AMERICAN   AMERICAN
                                                CAPITAL       AIM     INTERNATIONAL AIM V.I.  AMERICAN  LEVERAGED   MIDCAP
                                             APPRECIATION  V.I. GROWTH   EQUITY      VALUE    GROWTH     ALLCAP     GROWTH
                                                 FUND         FUND        FUND       FUND    PORTFOLIO  PORTFOLIO  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares              $  -        62         15        18         85          -         -
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk
  and administrative charges:
   Alterity Traditional - Option 1                   10        13          4        15          9          6        17
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                 18        15          5        19          9          9        20
   Alterity Optional - Option 1                      13        15          7        22          7          6        26
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         2          -         2          -          -         1
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                               43        33         19        42         55         27        44
   Rewards Enhanced                                  42        26          5        29         29          9        44
   Valuemark II and III                               -       200          -         -        200         90         -
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -       186          -         -        178         88         -
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                -         2         15         1          1          -         1
   Charter Enhanced                                   -         -          -         2          -          -         1
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                    126       492         55       132        488        235       154
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                    (126)     (430)       (40)     (114)      (403)      (235)     (154)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                     767         -        118       268      4,608        595     3,369
  Realized gains (losses) on sales
  of investments, net                              (925)  (11,580)       648      (425)    (6,548)    (5,107)   (1,053)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                          (158)  (11,580)       766      (157)    (1,940)    (4,512)    2,316
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                 (2,002)   (4,755)      (572)     (779)    (2,799)     1,010    (2,609)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains(loss) & unrealized
   appreciation (depreciation)
   on investments, net                           (2,160)  (16,335)       194      (936)    (4,739)    (3,502)     (293)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from operations                      $(2,286)  (16,765)       154    (1,050)    (5,142)    (3,737)     (447)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                            ALGER                                        FRANKLIN    FRANKLIN     FRANKLIN
                                           AMERICAN                                     AGGRESSIVE    GLOBAL       GLOBAL
                                             SMALL      DAVIS VA   DAVIS VA    DAVIS VA   GROWTH  COMMUNICATIONS HEALTH CARE
                                        CAPITALIZATION  FINANCIAL REAL ESTATE   VALUE   SECURITIES  SECURITIES   SECURITIES
                                           PORTFOLIO    PORTFOLIO  PORTFOLIO   PORTFOLIO    FUND       FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares              $  1         3        161        65         17        260        54
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk
  and administrative charges:
   Alterity Traditional - Option 1                    2         8          1        18          -          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                  6        11          3        17          -          -         -
   Alterity Optional - Option 1                       4         9         10        31          -          -         -
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          -          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                                6        25         11        39          -          -         -
   Rewards Enhanced                                   3        19          2        21          -          -         -
   Valuemark II and III                               -         -          -         -         65      4,218       265
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -         -          -         -         59        446       194
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                -         -          -         1          -          1         3
   Charter Enhanced                                   -         -          -         2          -          -         2
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                     21        72         27       129        124      4,665       464
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     (20)      (69)       134       (64)      (107)    (4,405)     (410)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                       -         -         47         -          -     79,107     4,294
  Realized gains (losses) on
   sales of investments, net                       (227)      (74)        (4)      (70)    (4,259)   (85,470)      282
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                          (227)      (74)        43       (70)    (4,259)    (6,363)    4,576
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                   (114)     (286)        20      (270)     1,900   (119,304)  (10,597)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                             (341)     (360)        63      (340)    (2,359)  (125,667)   (6,021)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                     $(361)     (429)       197      (404)    (2,466)  (130,072)   (6,431)
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                               FRANKLIN                          FRANKLIN            FRANKLIN
                                                GROWTH                FRANKLIN   LARGE CAP  FRANKLIN  NATURAL
                                              AND INCOME  FRANKLIN     INCOME     GROWTH     MONEY   RESOURCES   FRANKLIN
                                              SECURITIES HIGH INCOME SECURITIES SECURITIES   MARKET  SECURITIES REAL ESTATE
                                                 FUND       FUND        FUND       FUND       FUND      FUND       FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares          $  2,028    26,335     38,238     1,821     10,073        324     5,354
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk
  and administrative charges:
   Alterity Traditional - Option 1                   13         -          -         -          -          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                 13         -          -         -          -          -         -
   Alterity Optional - Option 1                      16         -          -         -          -          -         -
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              2         -          -         -          -          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                               25         -          -         -          -          -         -
   Rewards Enhanced                                  16         -          -         -          -          -         -
   Valuemark II and III                           7,135     1,438      6,188     2,643      2,440        383     1,361
   Valuemark IV - Option 1 & 2
   with standard contract charges                 1,985       860      1,506     2,151        940        111       528
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                8         5         18         6        343          1         9
   Charter Enhanced                                   5         2          5         5          1          -         2
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                  9,218     2,305      7,717     4,805      3,724        495     1,900
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                  (7,190)   24,030     30,521    (2,984)     6,349       (171)    3,454
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                  59,914         -     32,778    73,610          -          -         -
  Realized gains (losses)
  on sales of investments, net                   (1,289)  (38,534)    (9,546)    2,742          -      1,144        94
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                        58,625   (38,534)    23,232    76,352          -      1,144        94
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                (76,740)   20,820    (55,882) (120,282)         -     (9,642)    4,535
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                          (18,115)  (17,714)   (32,650)  (43,930)         -     (8,498)    4,629
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                  $(25,305)    6,316     (2,129)  (46,914)     6,349     (8,669)    8,083
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)

                                               FRANKLIN                                                         FRANKLIN
                                                RISING    FRANKLIN              FRANKLIN    FRANKLIN  FRANKLIN    ZERO
                                               DIVIDENDS   S&P 500  FRANKLIN   TECHNOLOGY     U.S.      VALUE    COUPON
                                              SECURITIES    INDEX   SMALL CAP  SECURITIES  GOVERNMENT SECURITIES  FUND
                                                 FUND       FUND       FUND       FUND        FUND      FUND      2005
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares            $  261       358      1,404         -     26,604        134     3,354
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk
  and administrative charges:
   Alterity Traditional - Option 1                    8         -         15         -         11          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                 10         -         13         -         10          -         -
   Alterity Optional - Option 1                       8         -         14         -         15          -         -
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          1          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                               22         -         37         -         52          -         -
   Rewards Enhanced                                  19         -         14         -         26          -         -
   Valuemark II and III                           3,348       304      2,187        45      4,183        206       577
   Valuemark IV - Option 1 & 2
   with standard contract charges                 1,084       248      1,618        44      1,069        188       204
   Valuemark IV - Option 1 & 2 with GMIB    -         -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                7         -         12         -         29          3         -
   Charter Enhanced                                   3         -          2         -          8          2         -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                  4,509       552      3,912        89      5,404        399       781
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                  (4,248)     (194)    (2,508)      (89)    21,200       (265)    2,573
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                  18,577         8          -         -          -        673       591
  Realized gains (losses)
  on sales of investments, net                     (363)   (3,450)      (628)   (3,573)     1,025      1,294       523
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                        18,214    (3,442)      (628)   (3,573)     1,025      1,967     1,114
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
   appreciation (depreciation) on investments    22,499    (2,014)   (55,682)      910        (55)       637       211
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                           40,713    (5,456)   (56,310)   (2,663)       970      2,604     1,325
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                   $36,465    (5,650)   (58,818)   (2,752)    22,170      2,339     3,898
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                             FRANKLIN               J.P. MORGAN
                                               ZERO   J.P. MORGAN       U.S.       MUTUAL     MUTUAL  OPPENHEIMER
                                             COUPON  INTERNATIONAL   DISCIPLINED  DISCOVERY   SHARES     GLOBAL   OPPENHEIMER
                                               FUND   OPPORTUNITIES    EQUITY    SECURITIES SECURITIES SECURITIES HIGH INCOME
                                               2010     PORTFOLIO    PORTFOLIO      FUND       FUND     FUND/VA      FUND/VA
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares           $ 3,267        10          8     3,508      7,311         29       152
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                    -         3          4         6         16          6         4
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                  -         1          5         3         13          6         3
   Alterity Optional - Option 1                       -         2          4         8         22         11         4
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          1          -         1
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                                -         2          5        14         25         19        11
   Rewards Enhanced                                   -         2          5         3         20          6         2
   Valuemark II and III                             484         -          -       888      1,928          -         -
   Valuemark IV - Option 1 & 2
   with standard contract charges                   206         -          -     1,529      3,581          -         -
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                -        76          -        12         18          4         -
   Charter Enhanced                                   -         -          -         4          8          -         -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                    690        86         23     2,467      5,632         52        25
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                   2,577       (76)       (15)    1,041      1,679        (23)      127
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                   2,218       133          -    21,688     23,946        540         -
  Realized gains (losses)
  on sales of investments, net                      396       (78)       (84)    3,467      9,796         16       (60)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                         2,614        55        (84)   25,155     33,742        556       (60)
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                 (3,222)     (131)       (68)  (27,616)   (14,287)      (669)      (94)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                             (608)      (76)      (152)   (2,461)    19,455       (113)     (154)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                   $ 1,969      (152)      (167)   (1,420)    21,134       (136)      (27)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)

                                            OPPENHEIMER   PIMCO      PIMCO VIT                        SP STRATEGIC
                                            MAIN STREET  VIT HIGH   STOCKSPLUS    PIMCO    SP JENNISON  PARTNERS   SELIGMAN
                                              GROWTH &     YIELD    GROWTH AND  VIT TOTAL INTERNATIONAL FOCUSED     GLOBAL
                                               INCOME      BOND       INCOME   RETURN BOND   GROWTH      GROWTH   TECHNOLOGY
                                               FUND/VA   PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares              $ 38       162         98       404          2          -        -
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                   14         4          3        17          -          1        13
   Alterity Traditional - Option 2                    -         -          -         -          -          -        -
   Alterity Enhanced                                 12         8          2        13          -          1        13
   Alterity Optional - Option 1                       2         7          4        21          -          -        14
   Alterity Optional - Option 2                       -         -          -         -          -          -        -
   Dimensions - Option 1                              -         -          -         1          -          -        -
   Dimensions - Option 2                              -         -          -         -          -          -        -
   Dimensions - Option 3                              1         -          -         5          -          -        -
   Dimensions - Option 4                              -         -          -         -          -          -        -
   Dimensions - Option 5                              -         -          -         -          -          -        -
   Dimensions - Option 6                              -         -          -         -          -          -        -
   Rewards Traditional                               31         6          2        55          1          1        30
   Rewards Enhanced                                  27         3          3        19          -          2        16
   Valuemark II and III                               -         2          1         8          -          -        -
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -         3          -         4          -          1        -
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -        -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -        -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -        -
   Charter Traditional                                1         -          -         3          5          -         -
   Charter Enhanced                                   -         -          -         2          -          -        -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                     88        33         15       148          6          6        86
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     (50)      129         83       256         (4)        (6)      (86)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain distributions
        on mutual funds                               -         -          -       493          -         -      1,166
  Realized gains (losses)
  on sales of investments, net                     (481)      (24)      (130)      (19)       504        (40)     (841)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
  on investments, net                              (481)      (24)      (130)      474        504        (40)      325
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                   (424)      (41)      (101)     (431)        (4)       (30)   (1,829)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                             (905)      (65)      (231)       43        500        (70)   (1,504)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                     $(955)       64       (148)      299        496        (76)   (1,590)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                                                    TEMPLETON  TEMPLETON                        TEMPLETON
                                             SELIGMAN   TEMPLETON  DEVELOPING   GLOBAL  TEMPLETON   TEMPLETON   INTERNATIONAL
                                             SMALL-CAP    ASSET      MARKETS     INCOME   GROWTH  INTERNATIONAL  SMALLER
                                               VALUE    STRATEGY   SECURITIES SECURITIES SECURITIES SECURITIES   COMPANIES
                                             PORTFOLIO    FUND        FUND       FUND      FUND       FUND        FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares           $     -       514        756     1,843      9,373     13,420       563
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                    9         -          1         -          6          -        -
   Alterity Traditional - Option 2                    -         -          -         -          -          -        -
   Alterity Enhanced                                 11         -          1         -          8          -        -
   Alterity Optional - Option 1                      11         -          2         -         11          -        -
   Alterity Optional - Option 2                       -         -          -         -          -          -        -
   Dimensions - Option 1                              -         -          -         -          -          -        -
   Dimensions - Option 2                              -         -          -         -          -          -        -
   Dimensions - Option 3                              1         -          -         -          1          -        -
   Dimensions - Option 4                              -         -          -         -          -          -        -
   Dimensions - Option 5                              -         -          -         -          -          -        -
   Dimensions - Option 6                              -         -          -         -          -          -        -
   Rewards Traditional                               39         -          1         -          9          -        -
   Rewards Enhanced                                  19         -          2         -          9          -        -
   Valuemark II and III                               -       266        719       584      4,299      4,880       109
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -       194        326       138      2,203      1,136       120
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -        -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -        -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -        -
   Charter Traditional                                1         -         49         4         25        105        11
   Charter Enhanced                                   1         1          2         -          6          5         1
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                     92       461      1,103       726      6,577      6,126       241
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     (92)       53       (347)    1,117      2,796      7,294       322
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                      25     3,348          -         -     78,164    100,569         -
  Realized gains (losses)
  on sales of investments, net                       22    (2,556)   (20,050)   (1,870)    (6,848)  (113,359)     (682)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
  on investments, net                                47       792    (20,050)   (1,870)    71,316    (12,790)     (682)
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                  1,597    (5,397)    15,899     1,227    (87,499)   (72,175)     (199)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                            1,644    (4,605)    (4,151)     (643)   (16,183)   (84,965)     (881)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                    $1,552    (4,552)    (4,498)      474    (13,387)   (77,671)     (559)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                              TEMPLETON
                                                PACIFIC  VAN KAMPEN  VAN KAMPEN VAN KAMPEN USAZ ALGER              USAZ
                                                GROWTH       LIT     LIT GROWTH  EMERGING   AMERICAN USAZ ALGER VAN KAMPEN
                                              SECURITIES ENTERPRISE  AND INCOME   GROWTH     GROWTH    GROWTH     GROWTH
                                                 FUND     PORTFOLIO   PORTFOLIO  PORTFOLIO    FUND      FUND       FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares           $ 1,025         2          1         -          -          -         -
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                    -         2          3         1          2          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                  -         3          3         8          8          1         1
   Alterity Optional - Option 1                       -         1          9         4          6          4         2
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          -          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                                -         7         20         4          7          4         2
   Rewards Enhanced                                   -         2          5        26          3          1        21
   Valuemark II and III                              91         -          -         3          5          2         1
   Valuemark IV - Option 1 & 2
   with standard contract charges                    25         -          -         4          4          4         2
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                -         -          -         -          -          -         -
   Charter Enhanced                                   -         -          -         -          1          -         -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                    116        15         40        50         36         16        29
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     909       (13)       (39)      (50)       (36)       (16)      (29)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                       -        71         15         -          -          -         -
  Realized gains (losses)
  on sales of investments, net                   (8,572)     (179)        (8)      (41)       (51)       (18)      (19)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                        (8,572)     (179)        (8)      (41)       (51)       (18)      (19)
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                  3,796       (52)       (74)     (259)      (105)       (25)       26
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                           (4,776)     (231)       (82)     (300)      (156)       (43)        7
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                   $(3,867)     (244)      (121)     (350)      (192)       (59)      (22)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                            USAZ
                                                                                 USAZ     ALLIANCE      USAZ
                                               USAZ        USAZ        USAZ    ALLIANCE    CAPITAL    ALLIANCE      USAZ
                                            VAN KAMPEN  VAN KAMPEN  VAN KAMPEN  CAPITAL   LARGE CAP    CAPITAL      PIMCO
                                            GROWTH AND  AGGRESSIVE   COMSTOCK  TECHNOLOGY   GROWTH    GROWTH AND    VALUE
                                            INCOME FUND GROWTH FUND    FUND       FUND       FUND     INCOME FUND    FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares             $  63         -         51         -          -          5         1
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                    2         -          2         -          -          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                  8         2         22         -          -          -         -
   Alterity Optional - Option 1                       8         1          9         -          -          -         -
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          -          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                               11         2         11         -          -          -         -
   Rewards Enhanced                                  86         1         40         -          -          -         -
   Valuemark II and III                               5         1         13         4          2         11         4
   Valuemark IV - Option 1 & 2
   with standard contract charges                     4         1         13         3          1          1         2
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                1         -          -         -          -          -         -
   Charter Enhanced                                   -         -          -         -          -          -         -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                    125         8        110         7          3         12         6
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     (62)       (8)       (59)       (7)        (3)        (7)       (5)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain distributions
        on mutual funds                               -          -        34         -          -          -         -
  Realized gains (losses)
  on sales of investments, net                      (31)       (5)       (47)        -          -          1         3
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                           (31)       (5)       (13)        -          -          1         3
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                    (90)       (6)      (194)       85         53         84       218
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                             (121)      (11)      (207)       85         53         85       221
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                     $(183)      (19)      (266)       78         50         78       216
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                                                        USAZ
                                                USAZ        USAZ      TEMPLETON  AZOA VIP   AZOA VIP   AZOA VIP
                                                PIMCO       PIMCO     DEVELOPED DIVERSIFIED   FIXED     GLOBAL     AZOA VIP
                                             RENAISSANCE GROWTH AND    MARKETS    ASSETS     INCOME  OPPORTUNITIES  GROWTH
                                                FUND     INCOME FUND    FUND       FUND       FUND       FUND         FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares             $   -         5          -       100        295          -         9
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                    -         -          -         6         16          1         2
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                  -         -          -         5          3          -         2
   Alterity Optional - Option 1                       -         -          -         2          8          1         1
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          -          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                                -         -          -         3         14          1         4
   Rewards Enhanced                                   -         -          -         1         14          1         3
   Valuemark II and III                               5         8          -        10         26          -         5
   Valuemark IV - Option 1 & 2
   with standard contract charges                     6         1          -         7         33          -         6
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                -         -          -         -          -          -         -
   Charter Enhanced                                   -         -          -         -          2          -         -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                     11         9          -        34        116          4        23
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     (11)       (4)         -        66        179         (4)      (14)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                       -         -          -         -         59          -         -
  Realized gains (losses)
  on sales of investments, net                        6         -          4       (64)        50        (13)     (137)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                             6         -          4       (64)       109        (13)     (137)
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                    508        20          3       (33)      (189)       (25)      (97)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                              514        20          7       (97)       (80)       (38)     (234)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                      $503        16          7       (31)        99        (42)     (248)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                                    AZOA VIP
                                                                                                      MONEY      TOTAL
                                                                                                     MARKET       ALL
                                                                                                      FUND       FUNDS
----------------------------------------------------------------------------------------------------------------------------------
Assets:
  Dividends reinvested in fund shares                                                                   $795   160,839
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                                                                        27       321
   Alterity Traditional - Option 2                                                                         -         -
   Alterity Enhanced                                                                                      35       379
   Alterity Optional - Option 1                                                                           39       421
   Alterity Optional - Option 2                                                                            -         -
   Dimensions - Option 1                                                                                   -         1
   Dimensions - Option 2                                                                                   -         -
   Dimensions - Option 3                                                                                   1        19
   Dimensions - Option 4                                                                                   -         -
   Dimensions - Option 5                                                                                   -         -
   Dimensions - Option 6                                                                                   -         -
   Rewards Traditional                                                                                   229     1,050
   Rewards Enhanced                                                                                       76       722
   Valuemark II and III                                                                                   19    51,859
   Valuemark IV - Option 1 & 2 with standard contract charges                                             13    23,258
   Valuemark IV - Option 1 & 2 with GMIB                                                                   -         -
   Valuemark IV - Option 3 with standard contract charges                                                  -         -
   Valuemark IV - Option 3 with GMIB                                                                       -         -
   Charter Traditional                                                                                    79       860
   Charter Enhanced                                                                                        -        75
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                                                         518    78,965
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                                                                          277   (81,874)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds                                                      -   511,793
  Realized gains (losses) on sales of investments, net                                                     -  (307,501)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
   on investments, net                                                                                     -   204,292
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                                                                           -  (603,692)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains(loss) & unrealized
   appreciation (depreciation) on investments, net                                                         -  (399,400)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                                   $277  (317,526)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)

                                                AIM V.I.                             AIM V.I.
                                        CAPITAL APPRECIATION       AIM V.I.      INTERNATIONAL EQUITY       AIM V.I.
                                                  FUND           GROWTH FUND            FUND               VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $   (126)     (26)       (430)   (623)        (40)      (6)       (114)    (16)
      Realized gains (losses)
      on investments, net                   (158)     167     (11,580)  1,174         766      123        (157)    154
      Net change in unrealized appreciation
       (depreciation) on investments      (2,002)  (1,267)     (4,755)(15,376)       (572)    (456)       (779)   (621)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (2,286)  (1,126)    (16,765)(14,825)        154     (339)     (1,050)   (483)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    5,017    6,777       6,179   8,833       2,451    2,084       9,630   3,741
      Transfers between funds                570      856      (6,303) 50,074        (846)     283       1,873     862
      Surrenders and terminations           (281)     (58)     (5,257) (6,181)        (83)     (20)       (271)    (39)
      Rescissions                           (175)     (37)        (92)   (262)        (69)      (5)       (731)    (70)
      Bonus                                  128      346         125     211          48       95         193     126
      Other transactions (note 2)             (1)       -         (15)    (12)          -        -          (1)     -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in
        net assets resulting
        from contract transactions         5,258    7,884      (5,363) 52,663       1,501    2,437      10,693   4,620
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          2,972    6,758     (22,128) 37,838       1,655    2,098       9,643   4,137
Net assets at beginning of period          6,758        -      47,697   9,859       2,098        -       4,137      -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $ 9,730    6,758      25,569  47,697       3,753    2,098      13,780   4,137
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                               ALGER AMERICAN      ALGER AMERICAN   ALGER AMERICAN SMALL
                                         ALGER AMERICAN          LEVERAGED         MIDCAP GROWTH       CAPITALIZATION
                                        GROWTH PORTFOLIO      ALLCAP PORTFOLIO       PORTFOLIO            PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $   (403)    (455)       (235)   (327)       (154)     (20)        (20)     (1)
      Realized gains (losses)
      on investments, net                 (1,940)   3,635      (4,512)  1,250       2,316       11        (227)     52
      Net change in unrealized
        appreciation (depreciation)
        on investments                    (2,799) (10,582)      1,010  (9,927)     (2,609)    (219)       (114)   (194)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (5,142)  (7,402)     (3,737) (9,004)       (447)    (228)       (361)   (143)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    2,409    6,148       1,508   4,399       7,374    5,154       1,742     747
      Transfers between funds             (5,221)  32,769      (4,008) 21,150       2,939      725        (162)    153
      Surrenders and terminations         (4,461)  (4,525)     (2,260) (3,297)       (299)     (54)        (24)     (7)
      Rescissions                            (99)    (103)        (73)    (61)       (509)     (53)       (182)      -
      Bonus                                   79      235          55     137         160      218          36      25
      Other transactions (note 2)            (11)      (9)         (7)     (7)         (1)       -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions        (7,304)  34,515      (4,785) 22,321       9,664    5,990       1,410     918
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (12,446)  27,113      (8,522) 13,317       9,217    5,762       1,049     775
Net assets at beginning of period         37,546   10,433      20,818   7,501       5,762        -         775       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $ 25,100   37,546      12,296  20,818      14,979    5,762       1,824     775
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                   DAVIS VA                                 FRANKLIN
                                              DAVIS VA            REAL ESTATE          DAVIS VA        AGGRESSIVE GROWTH
                                         FINANCIAL PORTFOLIO       PORTFOLIO        VALUE PORTFOLIO     SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net        $ (69)      (3)        134       6         (64)      (8)       (107)    (60)
      Realized gains (losses)
      on investments, net                    (74)      48          43      18         (70)      28      (4,259)   (473)
      Net change in unrealized appreciation
       (depreciation) on investments        (286)     191          20      48        (270)      43       1,900  (4,235)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                     (429)     236         197      72        (404)      63      (2,466) (4,768)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    4,012    1,283       2,520   1,692       8,745    2,697         399     465
      Transfers between funds              1,478    1,283         179      44       4,251      727      (2,617) 16,960
      Surrenders and terminations           (212)     (24)       (103)    (27)       (201)     (16)     (1,245)   (306)
      Rescissions                            (46)     (39)        (13)   (242)        (93)     (66)          -       -
      Bonus                                   95       45          66      49         129       86           -       -
      Other transactions (note 2)              -        -           -       -           -        -          (3)      -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions         5,327    2,548       2,649   1,516      12,831    3,428      (3,466) 17,119
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          4,898    2,784       2,846   1,588      12,427    3,491      (5,932) 12,351
Net assets at beginning of period          2,784        -       1,588       -       3,491        -      12,351       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $7,682    2,784       4,434   1,588      15,918    3,491       6,419  12,351
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                              FRANKLIN         FRANKLIN GLOBAL   FRANKLIN GROWTH
                                        GLOBAL COMMUNICATIONS    HEALTH CARE         AND INCOME            FRANKLIN
                                           SECURITIES FUND     SECURITIES FUND    SECURITIES FUND       HIGH INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $ (4,405)   6,285        (410)   (391)     (7,190)  38,818      24,030   (2,100)
      Realized gains (losses)
      on investments, net                 (6,363) 184,430       4,576   1,909      58,625   98,723     (38,534) (38,973)
      Net change in unrealized
        appreciation (depreciation)
        on investments                  (119,304)(452,896)    (10,597)  9,915     (76,740) (31,093)     20,820   11,375
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                 (130,072)(262,181)     (6,431) 11,433     (25,305) 106,448       6,316  (29,698)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    1,023    4,766         729   1,118      12,275    6,516       3,030    2,301
      Transfers between funds            (35,224)  11,165      (4,923) 22,546         (46) (46,211)     (7,353) (19,980)
      Surrenders and terminations        (72,181)(177,607)     (6,103) (4,060)   (125,512)(203,679)    (34,962) (64,551)
      Rescissions                             (6)    (461)        (11)    (47)       (279)    (238)        (48)    (215)
      Bonus                                    1        -           -       -         179       31           -        -
      Other transactions (note 2)           (234)    (351)        (13)     (9)       (297)    (324)        (67)     (87)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions      (106,621)(162,488)    (10,321) 19,548    (113,680)(243,905)    (39,400) (82,532)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (236,693)(424,669)    (16,752) 30,981    (138,985)(137,457)    (33,084)(112,230)
Net assets at beginning of period        478,743  903,412      41,664  10,683     739,646  877,103     172,885  285,115
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $242,050  478,743      24,912  41,664     600,661  739,646     139,801  172,885
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                   FRANKLIN                                FRANKLIN
                                              FRANKLIN         LARGE CAP GROWTH        FRANKLIN         NATURAL RESOURCES
                                       INCOME SECURITIES FUND   SECURITIES FUND    MONEY MARKET FUND    SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $ 30,521    68,097      (2,984)  (3,912)      6,349    12,226        (171)   (320)
      Realized gains (losses)
      on investments, net                 23,232    16,322      76,352   39,748           -         -       1,144   1,997
      Net change in unrealized
        appreciation (depreciation)
        on investments                   (55,882)   18,797    (120,282) (19,040)          -         -      (9,642) 10,450
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (2,129)  103,216     (46,914)  16,796       6,349    12,226      (8,669) 12,127
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    5,278     4,199       2,866    6,594      63,044    20,974         246     558
      Transfers between funds             (2,188)  (46,170)    (28,336)  64,766     (25,523)   42,276      (5,765)  1,652
      Surrenders and terminations       (109,810) (176,655)    (51,149) (72,326)   (132,677) (148,303)     (6,337) (8,899)
      Rescissions                           (160)     (546)        (26)    (265)         (1)   (1,070)         (3)      -
      Bonus                                    2         -           -        -           -         -           -       -
      Other transactions (note 2)           (256)     (286)       (121)    (129)        (77)      (82)        (19)    (22)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions      (107,134) (219,458)    (76,766)  (1,360)    (95,234)  (86,205)    (11,878) (6,711)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (109,263) (116,242)   (123,680)  15,436     (88,885)  (73,979)    (20,547)  5,416
Net assets at beginning of period        602,667   718,909     394,312  378,876     271,886   345,865      44,866  39,450
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $493,404   602,667     270,632  394,312     183,001   271,886      24,319  44,866
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                   FRANKLIN
                                              FRANKLIN         RISING DIVIDENDS    FRANKLIN S&P 500        FRANKLIN
                                          REAL ESTATE FUND      SECURITIES FUND       INDEX FUND        SMALL CAP FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net      $ 3,454    7,775      (4,248)   7,620        (194)    (510)     (2,508)  (6,570)
      Realized gains (losses)
      on investments, net                     94     (864)     18,214   41,052      (3,442)     (62)       (628)  96,703
      Net change in unrealized appreciation
       (depreciation) on investments       4,535   29,768      22,499    4,876      (2,014)  (3,493)    (55,682)(159,623)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                    8,083   36,679      36,465   53,548      (5,650)  (4,065)    (58,818) (69,490)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    1,410    2,404       8,657    2,390       1,309    2,110       7,862   11,337
      Transfers between funds             (3,227)  (8,782)     10,470  (38,780)     10,995   36,340     (12,603)  36,962
      Surrenders and terminations        (22,772) (35,211)    (59,330) (95,725)     (7,293)  (6,331)    (48,626) (78,307)
      Rescissions                            (11)    (106)       (179)    (215)         (1)     (45)       (127)    (260)
      Bonus                                    1        -         173       15           2        -         100      196
      Other transactions (note 2)            (60)     (62)       (131)    (136)        (15)     (11)       (114)    (141)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions       (24,659) (41,757)    (40,340)(132,451)      4,997   32,063     (53,508) (30,213)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (16,576)  (5,078)     (3,875) (78,903)       (653)  27,998    (112,326) (99,703)
Net assets at beginning of period        143,235  148,313     328,067  406,970      42,166   14,168     364,580  464,283
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $126,659  143,235     324,192  328,067      41,513   42,166     252,254  364,580
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                         FRANKLIN TECHNOLOGY    FRANKLIN U.S.     FRANKLIN VALUE   FRANKLIN ZERO COUPON
                                           SECURITIES FUND    GOVERNMENT FUND     SECURITIES FUND        FUND 2000
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net       $  (89)     (53)     21,200    (5,399)       (265)    (136)          -   2,962
      Realized gains (losses)
      on investments, net                 (3,573)    (254)      1,025    (9,520)      1,967      386           -  (7,321)
      Net change in unrealized
       appreciation (depreciation)
       on investments                        910   (3,705)        (55)   53,735         637    3,212           -   6,377
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (2,752)  (4,012)     22,170    38,816       2,339    3,462           -   2,018
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                      231      453      15,516     4,621       1,507      465           -     160
      Transfers between funds                196   12,281      20,054   (19,493)     14,520    7,043           - (44,460)
      Surrenders and terminations         (1,023)    (468)    (71,435) (101,827)     (5,254)  (3,180)          - (17,061)
      Rescissions                              -      (83)       (372)     (472)        (83)      (1)          -       -
      Bonus                                    -        -         226       112          10        -           -       -
      Other transactions (note 2)             (3)       -        (146)     (154)         (9)      (4)          -     (20)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions          (599)  12,183     (36,157) (117,213)     10,691    4,323           - (61,387)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (3,351)   8,171     (13,987)  (78,397)     13,030    7,785           - (59,369)
Net assets at beginning of period          8,171        -     383,755   462,152      18,528   10,743           -  59,369
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $ 4,820    8,171     369,768   383,755      31,558   18,528           -       -
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                                      J.P. MORGAN
                                              FRANKLIN             FRANKLIN          INTERNATIONAL        J.P. MORGAN
                                            ZERO COUPON           ZERO COUPON        OPPORTUNITIES      U.S. DISCIPLINED
                                             FUND 2005             FUND 2010           PORTFOLIO        EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $  2,573     (708)      2,577    (696)        (76)      (2)        (15)      -
      Realized gains (losses)
      on investments, net                  1,114      741       2,614  (3,028)         55       10         (84)      -
      Net change in unrealized appreciation
       (depreciation) on investments         211    5,482      (3,222) 11,831        (131)     (46)        (68)    (67)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                    3,898    5,515       1,969   8,107        (152)     (38)       (167)    (67)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    1,570      106       2,037     472         644      540       1,444     626
      Transfers between funds              2,305    1,357      (2,141) (4,809)       (180)      77        (133)     55
      Surrenders and terminations         (9,172) (10,527)     (7,568)(12,224)          2       (1)        (44)     (6)
      Rescissions                            (12)      (2)         (4)     (2)        (23)     (28)         (3)    (10)
      Bonus                                    -        -           -       -          15       15          22      28
      Other transactions (note 2)            (18)     (18)        (17)    (19)          -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions        (5,327)  (9,084)     (7,693)(16,582)        458      603       1,286     693
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (1,429)  (3,569)     (5,724) (8,475)        306      565       1,119     626
Net assets at beginning of period         55,860   59,429      52,252  60,727         565        -         626       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $54,431   55,860      46,528  52,252         871      565       1,745     626
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                          MUTUAL DISCOVERY       MUTUAL SHARES    OPPENHEIMER GLOBAL      OPPENHEIMER
                                           SECURITIES FUND      SECURITIES FUND   SECURITIES FUND/VA  HIGH INCOME FUND/VA
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $   1,041   2,816       1,679   5,197         (23)     (20)        127      (5)
      Realized gains (losses)
      on investments, net                 25,155    6,320      33,742  20,181         556       13         (60)      -
      Net change in unrealized appreciation
       (depreciation) on investments     (27,616)   6,943     (14,287) 15,515        (669)    (147)        (94)    (37)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (1,420)  16,079      21,134  40,893        (136)    (154)        (27)    (42)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    4,918    2,097      16,077   4,741       6,266    3,256       3,304   1,035
      Transfers between funds               (892)   3,092      13,945 (24,409)      2,625      550         580      22
      Surrenders and terminations        (22,808) (31,654)    (47,841)(64,011)       (393)     (23)       (283)    (25)
      Rescissions                           (116)     (36)       (262) (1,869)        (66)     (80)       (343)     (6)
      Bonus                                   70       12         248       4          89      133          66      51
      Other transactions (note 2)            (56)     (60)       (121)   (123)          -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions       (18,884) (26,549)    (17,954)(85,667)      8,521    3,836       3,324   1,077
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (20,304) (10,470)      3,180 (44,774)      8,385    3,682       3,297   1,035
Net assets at beginning of period        180,435  190,905     376,588 421,362       3,682        -       1,035       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $160,131  180,435     379,768 376,588      12,067    3,682       4,332   1,035
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                             OPPENHEIMER           PIMCO VIT           PIMCO VIT           PIMCO VIT
                                        MAIN STREET GROWTH &    HIGH YIELD BOND    STOCKSPLUS GROWTH   TOTAL RETURN BOND
                                           INCOME FUND/VA          PORTFOLIO     AND INCOME PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $    (50)     (28)        129      17          83       24         256      26
      Realized gains (losses)
      on investments, net                   (481)       3         (24)      1        (130)       -         474       4
      Net change in unrealized appreciation
       (depreciation) on investments        (424)    (557)        (41)    (25)       (101)    (138)       (431)     35
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                     (955)    (582)         64      (7)       (148)    (114)        299      65
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                   10,691    4,651       3,621     579       2,269      755      14,127   1,553
      Transfers between funds              2,729    1,534       3,282      20       1,465      119      11,623      86
      Surrenders and terminations           (532)     (45)       (209)      -         (86)      (8)       (334)    (15)
      Rescissions                           (710)     (39)        (37)      -         (20)     (28)       (237)      -
      Bonus                                  224      218          41      10          48       32         370      90
      Other transactions (note 2)             (1)       -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions        12,401    6,319       6,698     609       3,676      870      25,549   1,714
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         11,446    5,737       6,762     602       3,528      756      25,848   1,779
Net assets at beginning of period          5,737        -         602       -         756        -       1,779       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $17,183    5,737       7,364     602       4,284      756      27,627   1,779
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)


                                                           SP STRATEGIC PARTNERS
                                              SP JENNISON         FOCUSED         SELIGMAN GLOBAL    SELIGMAN SMALL-CAP
                                        INTERNATIONAL GROWTH  GROWTH PORTFOLIO  TECHNOLOGY PORTFOLIO   VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net        $  (4)       -          (6)      -         (86)     (24)        (92)     (8)
      Realized gains (losses)
      on investments, net                    504        -         (40)      -         325      114          47      22
      Net change in unrealized appreciation
       (depreciation) on investments          (4)       -         (30)      -      (1,829)  (1,443)      1,597     142
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                      496        -         (76)      -      (1,590)  (1,353)      1,552     156
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                      284        -         860       -       3,450    5,208       6,937   1,294
      Transfers between funds                286        -         966       -         771      924       4,001     171
      Surrenders and terminations           (228)       -          (2)      -        (173)     (45)       (218)    (20)
      Rescissions                              -        -          (2)      -        (129)     (79)       (176)     (8)
      Bonus                                    8        -          20       -          84      169         180      67
      Other transactions (note 2)              -        -           -       -          (1)       -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions           350        -       1,842       -       4,002    6,177      10,724   1,504
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            846        -       1,766       -       2,412    4,824      12,276   1,660
Net assets at beginning of period              -        -           -       -       4,824        -       1,660       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $ 846        -       1,766       -       7,236    4,824      13,936   1,660
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                  TEMPLETON           TEMPLETON
                                           TEMPLETON ASSET   DEVELOPING MARKETS     GLOBAL INCOME      TEMPLETON GROWTH
                                            STRATEGY FUND      SECURITIES FUND     SECURITIES FUND      SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net         $ 53     (612)       (347)   (634)      1,117     (823)      2,796     2,320
      Realized gains (losses)
      on investments, net                    792     (754)    (20,050)(10,051)     (1,870)  (4,123)     71,316    79,505
      Net change in unrealized appreciation
       (depreciation) on investments      (5,397)    (147)     15,899 (36,805)      1,227    6,052     (87,499)  (86,038)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (4,552)  (1,513)     (4,498)(47,490)        474    1,106     (13,387)   (4,213)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                      150      923       1,321   2,112         254      480       8,605     6,583
      Transfers between funds             (4,198)  (4,875)     (8,045)(10,061)     (3,639)  (5,518)    (18,884)  (11,363)
      Surrenders and terminations         (6,875)  (9,633)    (16,910)(32,079)    (11,648) (19,031)    (87,372) (137,782)
      Rescissions                              -      (40)         (6)   (172)          -     (140)       (154)     (154)
      Bonus                                    -        -          21       5           -        -          85        16
      Other transactions (note 2)            (15)     (20)        (46)    (65)        (26)     (31)       (199)     (232)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions       (10,938) (13,645)    (23,665)(40,260)    (15,059) (24,240)    (97,919) (142,932)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (15,490) (15,158)    (28,163)(87,750)    (14,585) (23,134)   (111,306) (147,145)
Net assets at beginning of period         42,786   57,944      91,689 179,439      58,531   81,665     521,531   668,676
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $ 27,296   42,786      63,526  91,689      43,946   58,531     410,225   521,531
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)

                                              TEMPLETON           TEMPLETON       TEMPLETON PACIFIC
                                            INTERNATIONAL       INTERNATIONAL           GROWTH            VAN KAMPEN LIT
                                           SECURITIES FUND  SMALLER COMPANIES FUND  SECURITIES FUND    ENTERPRISE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $  7,294   (8,052)        322      83         909     (866)        (13)     (4)
      Realized gains (losses)
      on investments, net                (12,790) 161,623        (682)    537      (8,572)  (9,301)       (179)     (3)
      Net change in unrealized
        appreciation (depreciation)
        on investments                   (72,175)(197,938)       (199)   (752)      3,796   (8,300)        (52)   (182)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                  (77,671) (44,367)       (559)   (132)     (3,867) (18,467)       (244)   (189)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    5,311    5,236         525     543         100      858         602     974
      Transfers between funds                741  (13,352)     (3,710)  1,101     (40,099)  (6,184)       (545)    110
      Surrenders and terminations        (90,925)(160,091)     (2,642) (4,661)     (2,729) (18,580)        (75)    (15)
      Rescissions                            (23)    (459)          -     (38)         (1)     (39)        (36)      -
      Bonus                                    4        -           -       -           -        1          24      45
      Other transactions (note 2)           (223)    (263)         (6)     (7)         (9)     (40)          -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions       (85,115)(168,929)     (5,833) (3,062)    (42,738) (23,984)        (30)  1,114
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (162,786)(213,296)     (6,392) (3,194)    (46,605) (42,451)       (274)    925
Net assets at beginning of period        517,324  730,620      19,140  22,334      46,605   89,056         925       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $ 354,538 517,324      12,748  19,140           -   46,605         651     925
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                           VAN KAMPEN LIT
                                          GROWTH AND INCOME  VAN KAMPEN EMERGING      USAZ ALGER          USAZ ALGER
                                              PORTFOLIO        GROWTH PORTFOLIO  AMERICAN GROWTH FUND     GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net       $  (39)      13         (50)      -         (36)       -         (16)      -
      Realized gains (losses)
      on investments, net                     (8)      77         (41)      -         (51)       -         (18)      -
      Net change in unrealized appreciation
       (depreciation) on investments         (74)       -        (259)      -        (105)       -         (25)      -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                     (121)      90        (350)      -        (192)       -         (59)      -
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    2,014    1,268       5,947       -       3,079        -       1,179       -
      Transfers between funds             (1,396)     347       4,572       -       3,336        -       1,821       -
      Surrenders and terminations            (57)     (12)       (163)      -         (93)       -         (95)      -
      Rescissions                            (22)     (17)       (133)      -         (17)       -         (19)      -
      Bonus                                  108       61         146       -          60        -          26       -
      Other transactions (note 2)              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions           647    1,647      10,369       -       6,365        -       2,912       -
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            526    1,737      10,019       -       6,173        -       2,853       -
Net assets at beginning of period          1,737        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $2,263    1,737      10,019       -       6,173        -       2,853       -
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)

                                                               USAZ VAN KAMPEN     USAZ VAN KAMPEN
                                           USAZ VAN KAMPEN        GROWTH AND          AGGRESSIVE        USAZ VAN KAMPEN
                                             GROWTH FUND         INCOME FUND          GROWTH FUND        COMSTOCK FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net       $  (29)       -         (62)      -          (8)       -         (59)      -
      Realized gains (losses)
      on investments, net                    (19)       -         (31)      -          (5)       -         (13)      -
      Net change in unrealized appreciation
       (depreciation) on investments          26        -         (90)      -          (6)       -        (194)      -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                      (22)       -        (183)      -         (19)       -        (266)      -
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    3,114        -       9,996       -       1,181        -       9,923       -
      Transfers between funds              2,399        -       6,225       -       1,041        -       7,599       -
      Surrenders and terminations           (126)       -        (395)      -         (24)       -        (268)      -
      Rescissions                            (40)       -        (132)      -         (49)       -        (176)      -
      Bonus                                  130        -         325       -          24        -         241       -
      Other transactions (note 2)              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions         5,477        -      16,019       -       2,173        -      17,319       -
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          5,455        -      15,836       -       2,154        -      17,053       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $5,455        -      15,836       -       2,154        -      17,053       -
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                 USAZ ALLIANCE       USAZ ALLIANCE
                                        USAZ ALLIANCE CAPITAL  CAPITAL LARGE CAP    CAPITAL GROWTH        USAZ PIMCO
                                           TECHNOLOGY FUND        GROWTH FUND       AND INCOME FUND       VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net       $   (7)       -          (3)      -          (7)       -          (5)      -
      Realized gains (losses)
      on investments, net                      -        -           -       -           1        -           3       -
      Net change in unrealized appreciation
       (depreciation) on investments          85        -          53       -          84        -         218       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                       78        -          50       -          78        -         216       -
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                      195        -         462       -         273        -         224       -
      Transfers between funds              4,116        -       2,023       -       3,046        -       3,346       -
      Surrenders and terminations             (9)       -         (11)      -         (35)       -         (90)      -
      Rescissions                              -        -           -       -          (2)       -         (13)      -
      Bonus                                    -        -          12       -           8        -           -       -
      Other transactions (note 2)              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions         4,302        -       2,486       -       3,290        -       3,467       -
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          4,380        -       2,536       -       3,368        -       3,683       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $4,380        -       2,536       -       3,368        -       3,683       -
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                  USAZ PIMCO
                                             USAZ PIMCO        GROWTH AND INCOME    USAZ TEMPLETON   AZOA VIP DIVERSIFIED
                                          RENAISSANCE FUND           FUND       DEVELOPED MARKETS FUND    ASSETS FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net       $  (11)       -          (4)      -           -        -          66      45
      Realized gains (losses)
      on investments, net                      6        -           -       -           4        -         (64)    102
      Net change in unrealized appreciation
       (depreciation) on investments         508        -          20       -           3        -         (33)   (111)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                      503        -          16       -           7        -         (31)     36
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    1,006        -         116       -           -        -       2,396     349
      Transfers between funds              6,368        -       1,965       -         189        -         888   1,675
      Surrenders and terminations           (169)       -          (4)      -           -        -        (385)   (155)
      Rescissions                            (13)       -           -       -           -        -          (3)      -
      Bonus                                   16        -           2       -           -        -          44       2
      Other transactions (note 2)              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions         7,208        -       2,079       -         189        -       2,940   1,871
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          7,711        -       2,095       -         196        -       2,909   1,907
Net assets at beginning of period              -        -           -       -           -        -       2,010     103
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $7,711        -       2,095       -         196        -       4,919   2,010
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                           AZOA VIP FIXED       AZOA VIP GLOBAL       AZOA VIP              AZOA VIP
                                             INCOME FUND      OPPORTUNITIES FUND     GROWTH FUND        MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net      $   179       36          (4)      -         (14)      (8)        277      76
      Realized gains (losses)
      on investments, net                    109       43         (13)      -        (137)      21           -       -
      Net change in unrealized appreciation
       (depreciation) on investments        (189)      28         (25)    (16)        (97)    (182)          -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                       99      107         (42)    (16)       (248)    (169)        277      76
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    3,999      395         231     103       1,840      337      41,862  19,581
      Transfers between funds              5,128    1,045         277      (1)        582      912      70,277  (8,475)
      Surrenders and terminations         (1,206)    (119)          8       -        (166)    (125)     (3,344)    (72)
      Rescissions                            (78)       -           -       -           -      (32)     (2,367)   (406)
      Bonus                                   82       14           3       2          65        6       1,727   1,085
      Other transactions (note 2)              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions         7,925    1,335         519     104       2,321    1,098     108,155  11,713
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          8,024    1,442         477      88       2,073      929     108,432  11,789
Net assets at beginning of period          1,571      129          88       -       1,260      331      11,789       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $9,595    1,571         565      88       3,333    1,260     120,221  11,789
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                                                        TOTAL ALL FUNDS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net                                                                   $ 81,874     121,016
      Realized gains (losses)
      on investments, net                                                                              204,292     672,520
      Net change in unrealized appreciation
       (depreciation) on investments                                                                  (603,692)   (850,843)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
        from operations                                                                               (317,526)    (57,307)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-All Products (note 5)
      Purchase payments                                                                                361,261     181,481
      Transfers between funds                                                                            9,947      61,185
      Surrenders and terminations                                                                   (1,084,858) (1,709,703)
      Rescissions                                                                                       (8,813)     (8,646)
      Bonus                                                                                              6,446       3,993
      Other transactions (note 2)                                                                       (2,339)     (2,724)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting
        from contract transactions                                                                    (718,356) (1,474,254)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                                   (1,035,882) (1,531,561)
Net assets at beginning of period                                                                    6,184,363   7,715,924
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                                        $ 5,148,481   6,184,363
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements
December 31, 2001



1. ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Allianz of America Inc., Davis Variable Account Fund, Inc., Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., USAllianz Advisers, LLC., and Van Kampen Life Investment Trust, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and Specialist Manager for each portfolio are listed in the following table.


Portfolio                                      Investment Adviser                       Specialist Manager\Adviser
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund             AIM Advisors, Inc.                       N\A
AIM V.I. Growth Fund                           AIM Advisors, Inc.                       N\A
AIM V.I. International Equity Fund             AIM Advisors, Inc.                       N\A
AIM V.I. Value Fund                            AIM Advisors, Inc.                       N\A
Alger American Growth Portfolio                Fred Alger Management, Inc.              N\A
Alger American Leveraged AllCap Portfolio      Fred Alger Management, Inc.              N\A
Alger American MidCap Growth Portfolio         Fred Alger Management, Inc.              N\A
Alger American Small Capitalization Portfolio  Fred Alger Management, Inc.              N\A
Davis VA Financial Portfolio                   Davis Selected Advisers, LP              N\A
Davis VA Real Estate Portfolio                 Davis Selected Advisers, LP              N\A
Davis VA Value Portfolio                       Davis Selected Advisers, LP              N\A
Franklin Aggressive Growth Securities Fund*    Franklin Advisory Services, LLC          N\A
Franklin Global Communications
   Securities Fund*                            Franklin Advisers, Inc.                  N\A
Franklin Global Health Care Securities Fund*   Franklin Advisers, Inc.                  N\A
Franklin Growth and Income Securites Fund *    Franklin Advisers, Inc.                  N\A
Franklin High Income Fund*                     Franklin Advisers, Inc.                  N\A
Franklin Income Securities Fund*               Franklin Advisers, Inc.                  N\A
Franklin Large Cap Growth Securities Fund*     Franklin Advisers, Inc.                  N\A
Franklin Money Market Fund*                    Franklin Advisers, Inc.                  N\A
Franklin Natural Resources Securities Fund*    Franklin Advisers, Inc.                  N\A
Franklin Real Estate Fund*                     Franklin Advisers, Inc.                  N\A
Franklin Rising Dividends Securities Fund *    Franklin Advisory Services, LLC          N\A
Franklin S&P 500 Index Fund*                   Franklin Advisers, Inc.                  N\A
Franklin Small Cap Fund *                      Franklin Advisers, Inc.                  N\A
Technology Securities Fund*                    Franklin Advisers, Inc.                  N\A
Franklin U.S. Government Fund *                Franklin Advisory Services, LLC          N\A
Franklin Value Securities Fund*                Franklin Advisory Services, LLC          N\A


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


1. ORGANIZATION (CONTINUED)

Portfolio (Continued)                          Investment Adviser (Continued)           Specialist Manager \ Adviser (Cont.)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon 2005 Fund                 Franklin Advisers, Inc.                  N\A
Franklin Zero Coupon 2010 Fund                 Franklin Advisers, Inc.                  N\A
J.P. Morgan International
   Opportunities Portfolio                     J.P. Morgan Investment Management Inc.   N\A
J.P. Morgan US Disciplined Equity Portfolio    J.P. Morgan Investment Management Inc.   N\A
Mutual Discovery Securities Fund *             Franklin Mutual Advisers, LLC            N\A
Mutual Shares Securities Fund *                Franklin Mutual Advisers, LLC            N\A
Oppenheimer Global Securities Fund/VA          OppenheimerFunds, Inc.                   N\A
Oppenheimer High Income Fund/VA                OppenheimerFunds, Inc.                   N\A
Oppenheimer Main Street Growth &
   Income Fund/VA                              OppenheimerFunds, Inc.                   N\A
PIMCO VIT High Yield Bond Portfolio            Pacific Investment Management Company    N\A
PIMCO VIT StocksPLUS Growth and
   Income Portfolio                            Pacific Investment Management Company    N\A
PIMCO VIT Total Return Bond Portfolio          Pacific Investment Management Company    N\A
SP Jennison International Growth Portfolio *   Prudential Investments Fund
                                                Management, LLC                         N\A
SP Strategic Partners Focused Growth
   Portfolio *                                 Investments Fund Management , LLC        N\A
Seligman Global Technology Portfolio           J & W Seligman & Co. Inc.                N\A
Seligman Small Cap Value Portfolio             J & W Seligman & Co. Inc.                N\A
Templeton Asset Strategy Fund*                 Templeton Global Advisors Limited        N\A
Templeton Developing Markets Securities Fund * Templeton Asset Management Ltd.          N\A
Templeton Global Income Securities Fund*       Franklin Advisers, Inc.                  N\A
Templeton Growth Securities Fund *             Templeton Global Advisors Limited        N\A
Templeton International Securities Fund*       Franklin Advisers, Inc.                  N\A
Templeton International Smaller
   Companies Fund*                             Templeton Investment Counsel, Inc.       N\A
Van Kampen LIT Enterprise Portfolio            Van Kampen Asset Management, Inc.        N\A
Van Kampen LIT Growth and Income Portfolio     Van Kampen Asset Management, Inc.        N\A
Van Kampen LIT Emerging Growth Portfolio *     Van Kampen Asset Management, Inc.        N\A
USAZ Alger American Growth Fund *              USAllianz Advisers, LLC                  Van Kampen Asset Management, Inc
USAZ Alger Growth Fund *                       USAllianz Advisers, LLC                  Van Kampen Asset Management, Inc
USAZ Van Kampen Growth Fund *                  USAllianz Advisers, LLC                  Van Kampen Investment Advisory Corp.
USAZ Van Kampen Growth and Income Fund *       USAllianz Advisers, LLC                  Van Kampen Asset Management, Inc.
USAZ Van Kampen Aggressive Growth Fund *       USAllianz Advisers, LLC                  Van Kampen Investment Advisory Corp.
USAZ Van Kampen Comstock Fund *                USAllianz Advisers, LLC                  Van Kampen Asset Management, Inc.
USAZ Alliance Capital Technology Fund *        USAllianz Advisers, LLC                  Alliance Capital Management L.P.
USAZ Alliance Capital Large Cap Growth Fund *  USAllianz Advisers, LLC                  Alliance Capital Management L.P.
USAZ Alliance Capital Growth and Income Fund * USAllianz Advisers, LLC                  Alliance Capital Management L.P.
USAZ PIMCO Value Fund *                        USAllianz Advisers, LLC                  PIMCO Advisors L.P.
USAZ PIMCO Renaissance Fund *                  USAllianz Advisers, LLC                  PIMCO Advisors L.P.
USAZ PIMCO Growth & Income Fund *              USAllianz Advisers, LLC                  PIMCO Advisors L.P.
USAZ Templeton Developed Markets Fund *        USAllianz Advisers, LLC                  Templeton Investment Counsel, LLC.
AZOA VIP Diversified Assets Fund *             Allianz of America, Inc.                 N\A
AZOA VIP Fixed Income Fund *                   Allianz of America, Inc.                 N\A
AZOA VIP Global Opportunities Fund *           Allianz of America, Inc.                 N\A
AZOA VIP Growth Fund *                         Allianz of America, Inc.                 N\A
AZOA VIP Money Market Fund *                   Allianz of America, Inc.                 N\A


* Portfolio contains class 2 shares which assess 12b-1 fees.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


2. SIGNIFICANT ACCOUNTING POLICIES


USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


INVESTMENTS
Investments of the Variable Account are valued daily at market value using net asset values provided by the investment advisers of the portfolios.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Rewards, and USAllianz Alterity deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

Available investment options, inlcuding the date the investment option was available for each product, as of December 31, 2001 are listed in the following table.


                                        USAllianz   USAllianz   USAllianz   USAllianz  Valuemark   USAllianz   Valuemark
Portfolio                               Alterity     Charter   Dimensions    Rewards  II and III Valuemark IV Income Plus
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund       2/1/2000  1/26/2001    3/5/2001    5/5/2000
AIM V.I. International Equity Fund       2/1/2000  1/26/2001    3/5/2001    5/5/2000
AIM V.I. Value Fund                      2/1/2000  1/26/2001    3/5/2001    5/5/2000
AZOA VIP Diversified Assets Fund         2/1/2000  1/26/2001    3/5/2001    5/5/2000  11/11/1999 11/11/1999  11/11/1999
AZOA VIP Fixed Income Fund               2/1/2000  1/26/2001    3/5/2001    5/5/2000  11/11/1999 11/11/1999  11/11/1999
AZOA VIP Global Opportunities Fund       2/1/2000  1/26/2001    3/5/2001    5/5/2000   11/5/2001  11/5/2001   11/5/2001
AZOA VIP Growth Fund                     2/1/2000  1/26/2001    3/5/2001    5/5/2000  11/11/1999 11/11/1999  11/11/1999
AZOA VIP Money Market Fund               2/1/2000  11/5/2001    3/5/2001    5/5/2000   11/5/2001  11/5/2001   11/5/2001
Alger American MidCap Growth Portfolio   2/1/2000  1/26/2001    3/5/2001    5/5/2000
Davis VA Financial Portfolio             2/1/2000  1/26/2001    3/5/2001    5/5/2000
Davis VA Value Portfolio                 2/1/2000  1/26/2001    3/5/2001    5/5/2000
Franklin Global Communications
   Securities Fund                      11/5/200   11/6/1999   11/5/2001   11/5/2001   1/24/1989   2/3/1997    7/1/1994
Franklin Growth and Income
   Securities Fund                       2/1/2000   1/6/1999    3/5/2001    5/5/2000   1/24/1989   2/3/1997    7/1/1994
Franklin High Income Fund               11/5/2001   1/6/1999   11/5/2001   11/5/2001   1/24/1989   2/3/1997    7/1/1994
Franklin Income Securities Fund         11/5/2001   1/6/1999   11/5/2001   11/5/2001   1/24/1989   2/3/1997    7/1/1994
Franklin Large Cap Growth
   Securities Fund                      11/5/2001   1/6/1999   11/5/2001   11/5/2001    5/1/1996   2/3/1997    5/1/1996
Franklin Real Estate Fund               11/5/2001   1/6/1999   11/5/2001   11/5/2001   1/24/1989   2/3/1997    7/1/1994
Franklin Rising Dividends
   Securities Fund                       2/1/2000   1/6/1999    3/5/2001    5/5/2000   1/27/1992   2/3/1997    7/1/1994
Franklin S&P 500 Index Fund             11/5/2001   5/1/2001   11/5/2001   11/5/2001  11/11/1999 11/11/1999  11/11/1999
Franklin Small Cap Fund                  2/1/2000   1/6/1999    3/5/2001    5/5/2000   11/1/1995   2/3/1997   11/1/1995
Franklin U.S. Government Fund            2/1/2000   1/6/1999    3/5/2001    5/5/2000   3/14/1989   2/3/1997    5/1/2001
Franklin Value Securities Fund          11/5/2001   1/6/1999   11/5/2001   11/5/2001    5/1/1998   5/1/1998    5/1/1998
Franklin Zero Coupon Fund 2005          11/5/2001  11/5/2001   11/5/2001   11/5/2001   3/14/1989   2/3/1997    5/1/2001

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


INVESTMENTS (CONTINUED)

                                        USAllianz   USAllianz   USAllianz   USAllianz  Valuemark   USAllianz   Valuemark
Portfolio                               Alterity     Charter   Dimensions    Rewards  II and III Valuemark IV Income Plus
-------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010          11/5/2001  11/5/2001   11/5/2001   11/5/2001   3/14/1989   2/3/1997    5/1/2001
Mutual Discovery Securities Fund         2/1/2000   1/6/1999    3/5/2001    5/5/2000   11/8/1996   2/3/1997   11/8/1996
Mutual Shares Securities Fund            2/1/2000   1/6/1999    3/5/2001    5/5/2000   11/8/1996   2/3/1997   11/8/1996
Oppenheimer Global
   Securities Fund/VA                    2/1/2000  1/26/2001    3/5/2001    5/5/2000
Oppenheimer High
   Income Fund/VA                        2/1/2000  1/26/2001    3/5/2001    5/5/2000
Oppenheimer Main Street
   Growth & Income Fund/VA               2/1/2000  1/26/2001    3/5/2001     /5/2000
PIMCO VIT High Yield Bond Portfolio      2/1/2000  1/26/2001    3/5/2001    5/5/2000   11/5/2001  11/5/2001   11/5/2001
PIMCO VIT StocksPLUS
   Growth and Income Portfolio           2/1/2000  1/26/2001    3/5/2001    5/5/2000   11/5/2001  11/5/2001   11/5/2001
PIMCO VIT Total Return
   Bond Portfolio                        2/1/2000  1/26/2001    3/5/2001    5/5/2000   11/5/2001  11/5/2001   11/5/2001
SP Jennison International
   Growth Portfolio                    12/15/2000 12/15/2000    3/5/2001  12/15/2000  12/15/2000 12/15/2000    5/1/2001
SP Strategic Partners Focused
   Growth Portfolio                    12/15/2000 12/15/2000    3/5/2001  12/15/2000  12/15/2000 12/15/2000    5/1/2001
Seligman Global Technology Portfolio     2/1/2000  1/26/2001    3/5/2001    5/5/2000
Seligman Small-Cap Value Portfolio       2/1/2000  1/26/2001    3/5/2001    5/5/2000
Templeton Developing Markets
   Securities Fund                       2/1/2000   1/6/1999    3/5/2001    5/5/2000   3/15/1994   2/3/1997    7/1/1994
Templeton Growth Securities Fund         2/1/2000   1/6/1999    3/5/2001    5/5/2000   3/15/1994   2/3/1997    7/1/1994
Templeton International
   Securities Fund                      11/5/2001   1/6/1999   11/5/2001   11/5/2001   1/27/1992   2/3/1997    7/1/1994
USAZ Alliance Capital Growth
   and Income Fund                      11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ Alliance Capital Large
   Cap Growth Fund                      11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ Alliance Capital Technology Fund   11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ American Growth Fund                5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
USAZ Growth Fund                         5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
USAZ PIMCO Growth and Income Fund       11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ PIMCO Renaissance Fund             11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ PIMCO Value Fund                   11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ Templeton Developed
   Markets Fund                         11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ Van Kampen Aggressive Growth Fund   5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
USAZ Van Kampen Comstock Fund            5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
USAZ Van Kampen Growth Fund              5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
USAZ Van Kampen Growth and Income Fund   5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
Van Kampen LIT Emerging Growth           5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001


During the period ended December 31, 2001 and the year ended December 31, 2000, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio Name                               Prior Portfolio Name                     Effective Date
------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund           Franklin Growth and Income Fund            May 1, 2000
Seligman Technology Fund                             Seligman Henderson Technology Fund         May 1, 2000
Templeton Asset Strategy Fund                        Templeton Global Asset Allocation Fund     May 1, 2000
Templeton Developing Markets Securities Fund         Templeton Developing Markets Equity Fund   May 1, 2000
Templeton Growth Securities Fund                     Templeton Global Growth Fund               May 1, 2000
Templeton International Securities Fund              Templeton International Equity Fund        May 1, 2000
Templeton Pacific Growth Securities Fund             Templeton Pacific Growth Fund              May 1, 2000
Seligman Global Technology Portfolio                 Seligman Global Technology Fund            May 1, 2001
Seligman Small Cap Value Portfolio                   Seligman Small Cap Value Fund              May 1, 2001
SP Jennison International Growth Portfolio           SP Jennison International Growth Fund      May 1, 2001
SP Strategic Partners Focused Growth Portfolio       SP Strategic Partners Focused Growth Fund  May 1, 2001


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


INVESTMENTS (CONTINUED)

Current Portfolio Name                               Prior Portfolio Name                     Effective Date
------------------------------------------------------------------------------------------------------------
AZOA VIP Diversified Assets Fund                     USAllianz VIP Diversified Assets Fund    November 5, 2001
AZOA VIP Fixed Income Fund                           USAllianz VIP Fixed Income Fund          November 5, 2001
AZOA VIP Global Opportunities Fund                   USAllianz VIP Global Opportunities Fund  November 5, 2001
VIP Growth Fund                                      USAllianz VIP Growth Fund                November 5, 2001
AZOA VIP Money Market Fund                           USAllianz VIP Money Market Fund          November 5, 2001
USAZ Alger American Growth Fund                      USAllianz American Growth Fund           November 5, 2001
USAZ Alger Growth Fund                               USAllianz Strategic Growth Fund          November 5, 2001
USAZ Van Kampen Growth Fund                          USAllianz Capital Growth Fund            November 5, 2001
USAZ Van Kampen Growth and Income Fund               USAllianz Growth and Income Fund         November 5, 2001
USAZ Van Kampen Aggressive Growth Fund               USAllianz Aggressive Growth Fund         November 5, 2001
USAZ Van Kampen Comstock Fund                        USAllianz Comstock Fund                  November 5, 2001
Van Kampen LIT Emerging Growth Portfolio             Van Kampen LIT Emerging Growth           November 5, 2001

During the period ended December 31, 2001 and the year ended December 31, 2000, several portfolios were closed to new money. The portfolio name and effective date of the closure are summarized in the following table.

Portfolio                                            Date Closed
----------------------------------------------------------------
Alger American Growth Portfolio                      May 1,2001
Alger American Leveraged AllCap Portfolio            May 1,2001
Van Kampen LIT Enterprise Portfolio                  May 1,2001
Van Kampen LIT Growth and Income Portfolio           May 1,2001
AIM V.I. Growth Fund                                 November 5, 2001
Alger American Small Capitalization Portfolio        November 5, 2001
Davis VA Real Estate Portfolio                       November 5, 2001
Franklin Aggressive Growth Securities Fund           November 5, 2001
Franklin Global Health Care Securities Fund          November 5, 2001
Franklin Money Market Fund                           November 5, 2001
Franklin Natural Resources Securities Fund           November 5, 2001
Franklin Technology Securities Fund                  November 5, 2001
J.P. Morgan International Opportunities Portfolio    November 5, 2001
J.P. Morgan US Disciplined Equity Portfolio          November 5, 2001
Templeton Asset Strategy Fund                        November 5, 2001
Templeton Global Income Securities Fund              November 5, 2001
Templeton International Smaller Companies Fund       November 5, 2001

The Franklin Zero Coupon Fund 2000 and the Templeton Pacific Growth Fund were closed on December 15, 2000 and March 29, 2001, respectively.


CONTRACTS IN ANNUITY PAYMENT PERIOD
Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


PREMIUM BONUS
A premium bonus is awarded to the contract owner of the USAllianz Rewards product at the time of deposit. The bonus paid is based on the following schedule.

Net Deposit                      Bonus Paid
-------------------------------------------
$15,000 to 24,999                    4%
$25,000 to 99,999                    5%
$100,000 to 999,999                  6%
$1,000,000 to 4.999 million          7%
$5,000,000 or more                   8%

The bonus is vested over three years, therefore if the contract owner surrenders the policy before the full vesting period a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.

Months following Deposit        Amount Vested
---------------------------------------------
0 to 12                              0%
13 to 24                             35%
25 to 36                             70%
37+                                 100%


EXPENSES

ASSET BASED EXPENSES
A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                                                    Mortality and Expense  Administrative
Contract                                                 Risk Charge           Charge
-------------------------------------------------------------------------------------
USAllianz Alterity Traditional - Option 1                   1.25%               0.15%
USAllianz Alterity Traditional - Option 2                   1.45%               0.15%
USAllianz Alterity - Enhanced                               1.75%               0.15%
USAllianz Alterity  Optional - Option 1                     1.55%               0.15%
USAllianz Alterity  Optional - Option 2                     1.75%               0.15%
USAllianz Charter - Traditional                             1.00%               0.15%
USAllianz Charter - Enhanced                                1.20%               0.15%
USAllianz Dimensions - Plan 1                               1.35%               0.15%
USAllianz Dimensions - Plan 2                               1.55%               0.15%
USAllianz Dimensions - Plan 3                               1.65%               0.15%
USAllianz Dimensions - Plan 4                               1.85%               0.15%
USAllianz Dimensions - Plan 5                               1.65%               0.15%
USAllianz Dimensions - Plan 6                               1.75%               0.15%
USAllianz Rewards - Traditional                             1.50%               0.15%
USAllianz Rewards - Enhanced                                1.70%               0.15%
Valuemark II & III                                          1.25%               0.15%
USAllianz Valuemark IV -
   Death Benefit Option 1 & 2 with
   standard contract charges.                               1.34%               0.15%
USAllianz Valuemark IV -
   Death Benefit Option 3
   with standard contract charges.                          1.44%               0.15%
USAllianz Valuemark IV -
   Death Benefit Option 1 & 2 with GMIB                     1.64%               0.15%
USAllianz Valuemark IV - Death Benefit Option 3 with GMIB.  1.74%               0.15%
Valuemark Income Plus                                       1.25%               0.15%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


EXPENSES (CONTINUED)
USAllianz Alterity provides a Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB)). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.)

 The M&E charge and administrative charge for USAllianz Alterity can be summarized as follows:

                                            Charges for             Charges for
                                           Contract with           Contract with
                                            Traditional              Enhanced
(includes 0.15% of administration charge)      GMIB                   GMIB
                                           -------------           -------------

Traditional Guaranteed
Minimum Death Benefit                       1.40%                  1.70%
                                  (Traditional - Option 1) (Optional - Option 1)


Earnings Protection Guaranteed
Minimum Death Benefit                       1.60%                   1.90%
                                  (Traditional - Option 2) (Optional - Option 2)


Enhanced Guaranteed
Minimum Death Benefit                       1.70%                  1.90%
                                     (Optional - Option 1)       (Enhanced)


USAllianz Dimensions offers guaranteed value protection (GVP). The base option of the GVP is the guaranteed principal protector (GPP) which will guarantee the return of principal adjusted for withdrawals. The second option includes the GPP as well as a guaranteed performance accumulator (GPA) which will guarantee locked in gains every ten years, with the minimum guarantee of two times the principal adjusted for withdrawals, at the 20th anniversary.

Along with the guaranteed value protection, USAllianz Dimensions offers three different types of guaranteed minimum death benefits (GMDB). The base coverage GMDB is the return of principal (ROP) which will guarantee the greater of the contract value or principal adjusted for withdrawals. The double principal GMDB guarantees the greater of ROP or highest contract anniversary value through age 80 in contract years one to five. After the fifth contract year, it will guarantee two times the principal adjusted for withdrawals.
The last option is the earnings protection GMDB which will guarantee the greater of the ROP, or the contract value plus an additional 40% (25%, if issue age is greater than 70) of gain on the contract, this amount will be limited to the amount of principal adjusted for withdrawals.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


EXPENSES (CONTINUED)
The mortality and expense charge and administration charge for USAllianz Dimensions can be summarized as follows:

                                   Return of         Double           Earnings
(includes 0.15% of                 Principal        Principal        Protection
administration charge)               GMDB             GMDB              GMDB
                                     ----             ----              ----
Guaranteed Principal                 1.50%            1.80%             1.70%
Protector (GPP)                    (Plan 1)         (Plan 3)          (Plan 5)

Guaranteed Principal                 1.70%            2.00%             1.90%
Accumulator (GPA)                  (Plan 2)         (Plan 4)          (Plan 6)

USAllianz Dimensions also includes a pay only with performance provision. If the contract earns less than a 10% gross return (prior to the mortality and expense charge and administration charge) in one year, the contract owner does not have to pay a GVP charge.
If the contract earns greater than a 10% gross return in one year, the contract owner will pay an additional 2% to 3% GVP charge.

USAllianz Valuemark IV offers the following Guaranteed Income and Death Benefit
Options:


Guaranteed Income and         Annual
Death Benefit Options        Expenses       Benefit
----------------------       --------       --------
Death Benefit Option 1 with    1.49%        The Death Benefit Option 1 provides the greater of the highest 6th year contract
standard contract charges.                  anniversary value up to age 80; 5% annual increasing death benefit up to age 80;
                                            contract value; or purchase payments less withdrawals for contracts in the accumulation phase.

Death Benefit Option 2 with    1.49%        The Death Benefit Option 2 provides the greatest of the highest contract
standard contract charges.                  anniversary value up to age 80; contract value; or purchase payments less withdrawals for contracts in the accumulation phase.

Death Benefit Option 3 with    1.59%        The Earnings Protection Death Benefit Option 3 guarantees the greater of purchase
standard contract charges.                  payments less withdrawals or contract value +40% of gains (25% if issue age is 70 or older), for contracts in the accumulation phase. (Gains are capped at total purchase payments.)

Death Benefit Option 1         1.79%        The Income and Death Benefit Option 1 provides the greater of the highest 6th year
with GMIB                                   contract anniversary up to age 80; 5% annual increasing death benefit up to age 80;
                                            contract value; or purchase payments less withdrawals for contracts in the accumulation or payout phase.

Death Benefit Option 2         1.79%        The Income and Death Benefit Option 2 provides the greatest of the highest contract
with GMIB                                   anniversary value up to age 80; contract value; or purchase payments less withdrawals for contracts in the accumulation or payout phase.

Death Benefit Option 3         1.89%        The Earnings Protection Death Benefit and Enhanced Income Benefit Option 3
with GMIB                                   guarantees the greater of purchase payments less withdrawals or contract value +40%
                                            of gains (25% if issue age is 70 or older), for contracts in the accumulation or payout phase. (Gains are capped at total purchase payments.)


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


EXPENSES (CONTINUED)

CONTRACT BASED EXPENSES
A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and USAllianz Valuemark IV contracts and $40 for USAllianz Alterity, USAllianz Charter, USAllianz Dimensions, and USAllianz Rewards contracts. Contract maintenance charges paid by the contract owners during the period ended December 31, 2001 and the year ended December 31, 2000 were $2,715,176 and $3,276,916 respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Alterity, USAllianz Dimensions and USAllianz Rewards deferred annuity contracts. USAllianz Dimensions includes a nursing home waiver for withdrawal charges. The amount of the contingent deferred sales charge is shown below.


                                                          Contingent Deferred Sales Charge
                        ----------------------------------------------------------------------------------------------------------
Years Since Payment     Valuemark II  Valuemark III  Valuemark IV  USAllianz Alterity  USAllianz Dimensions  USAllianz Rewards
----------------------------------------------------------------------------------------------------------------------------------
0-1                          5%            6%             6%               7%               8%                   8.5%
1-2                          5%            5%             6%               6%               7%                   8.5%
2-3                          4%            4%             6%               5%               7%                   8.5%
3-4                          3%            3%             5%               4%               6%                   8.5%
4-5                         1.5%          1.5%            4%               3%               5%                     8%
5-6                          0%            0%             3%               0%               4%                     7%
6-7                           -             -             2%                -               3%                     6%
7-8                           -             -             0%                -               0%                     5%
8-9                           -             -              -                -                -                     4%
9-10                          -             -              -                -                -                     3%
10 +                                                                                                               0%

Total contingent deferred sales charges paid by the contract owners during the period ended December 31, 2001 and the year ended December 31, 2000 were $4,968,678 and $9,784,497, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Alterity, USAllianz Dimensions, and USAllianz Rewards deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year. USAllianz Dimensions allows 10% of purchase payments to be withdrawn in contract years one to five and 20% of the purchase payments to be withdrawn after contract year five without penalty.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and USAllianz Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the period ended December 31, 2001 and the year ended December 31, 2000 were $109,509 and $135,934, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the period ended December 31, 2001 and the year ended December 31, 2000 were $9,947,289 and $61,184,108, respectively.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


EXPENSES (CONTINUED)
Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.


CAPITALIZATION
Allianz Life may provide capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the period ended December 31, 2001.

                                                 Capitalization       Date of
Portfolio                                            Amount       Capitalization
--------------------------------------------------------------------------------
USAZ Alger American Growth Fund                      1,000,000        5/1/2001
USAZ Alger Growth Fund                               1,000,000        5/1/2001
USAZ Van Kampen Growth Fund                          1,000,000        5/1/2001
USAZ Van Kampen Growth and Income Fund               1,000,000        5/1/2001
USAZ Van Kampen Aggressive Growth Fund               1,000,000        5/1/2001
USAZ Van Kampen Comstock Fund                        1,000,000        5/1/2001
USAZ Alliance Capital Technology Fund                5,000,000        11/5/2001
USAZ Alliance Capital Large Cap Fund                 5,000,000        11/5/2001
USAZ Alliance Capital Growth and Income Fund         5,000,000        11/5/2001
USAZ PIMCO Value Fund                                3,000,000        11/5/2001
USAZ PIMCO Renaissance Fund                          3,000,000        11/5/2001
USAZ PIMCO Growth & Income Fund                      3,000,000        11/5/2001
USAZ Templeton Developed Markets                     5,000,000        11/5/2001

Allianz Life will begin to recapture seed capital after the investment option reaches $3,000,000 in market value, excluding seed money. No more than 50,000 shares for every million dollars of market value that exceeds the $3,000,000 will be recaptured, so long as the trade activity for the day is in a buy position. The seed capital recapture activity for the period ending December 31, 2001 is summarized in the table below.


                                                          Seed      Realized                  Seed         Unrealized
                                                        Capital  Gain\Loss on   Remaining    Capital       Gain\Loss as of
Portfolio                                             Recaptured   Recapture   Seed Capital  Market Value  12/31/2001
-------------------------------------------------------------------------------------------------------------------------
USAZ Alger American Growth Fund                         $1,000,000   (69,000)           0           0           0
USAZ Alger Growth Fund                                           0          0   1,000,000     927,000    (73,000)
USAZ Van Kampen Growth Fund                              1,000,000   (43,200)           0           0           0
USAZ Van Kampen Growth and Income Fund                   1,000,000      6,327           0           0           0
USAZ Van Kampen Aggressive Growth Fund                           0          0   1,000,000     810,000   (190,000)
USAZ Van Kampen Comstock Fund                            1,000,000    (7,750)           0           0           0
USAZ Allianz Capital Technology Fund                     1,000,000    101,000   4,000,000   4,308,000     308,000
USAZ Allianz Capital Large Cap Fund                              0          0   5,000,000   5,275,000     275,000
USAZ Alliance Capital Growth and Income Fund               300,000     10,500   4,700,000   4,919,326     219,326
USAZ PIMCO Value Fund                                      500,000     36,000   2,500,000   2,740,684     240,684
USAZ PIMCO Renaissance Fund                              1,900,000    166,600   1,100,000   1,212,222     112,222
USAZ PIMCO Growth & Income Fund                                  0          0   3,000,000   3,048,930      48,930
USAZ Templeton Developed Markets                                 0          0   5,000,000   5,125,000     125,000
-------------------------------------------------------------------------------------------------------------------------
           Total                                        $7,700,000    200,477  27,300,000  28,366,162   1,066,162
-------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.


4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for year ended December 31, 2001 are as follows.

                                                     Cost of      Proceeds
                                                    Purchases    from Sales
                                                   ------------  ------------
AIM V.I. Capital Appreciation Fund                    $   7,640     $   1,760
AIM V.I. Growth Fund                                     10,562        16,389
AIM V.I. International Equity Fund                      139,605       138,032
AIM V.I. Value Fund                                      13,740         2,906
Alger American Growth Portfolio                          11,729        14,841
Alger American Leveraged AllCap Portfolio                 2,965         7,418
Alger American MidCap Growth Portfolio                   18,365         5,496
Alger American Small Capitalization Portfolio             2,667         1,275
Davis VA Financial Portfolio                             13,987         1,230
Davis VA Real Estate Portfolio                            3,980         1,169
Davis VA Value Portfolio                                  7,038         1,783
Franklin Aggressive Growth Securities Fund                6,768        10,356
Franklin Global Communications Securities Fund           82,928       114,996
Franklin Global Health Care Securities Fund              11,902        18,356
Franklin Growth and Income Securities Fund               99,474       160,773
Franklin High Income Fund                               152,402       167,817
Franklin Income Securities Fund                          81,628       125,816
Franklin Large Cap Growth Securities Fund               100,216       106,444
Franklin Money Market Fund                            2,270,327     2,358,987
Franklin Natural Resources Securities Fund                6,422        18,486
Franklin Real Estate Fund                                11,655        32,891
Franklin Rising Dividends Securities Fund                60,054        86,266
Franklin S&P 500 Index Fund                              27,220        22,414
Franklin Small Cap Fund                                 188,302       244,580
Franklin Technology Securities Fund                       5,626         6,326
Franklin U.S. Government Fund                           133,548       148,568
Franklin Value Securities Fund                           29,605        18,557
Franklin Zero Coupon Fund 2005                            9,405        11,579
Franklin Zero Coupon Fund 2010                           16,953        19,863
J.P. Morgan International Opportunities Portfolio        24,044        23,528
J.P. Morgan U.S. Disciplined Equity Portfolio             1,860           592
Mutual Discovery Securities  Fund                       148,755       145,145
Mutual Shares Securities  Fund                           67,145        59,785

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

                                                   Cost of          Proceeds
                                                  Purchases        from Sales
                                                  -----------      ------------
Oppenheimer Global Securities Fund/VA              $   41,833        $   32,807
Oppenheimer High Income Fund/VA                         4,653             1,206
Oppenheimer Main Street Growth & Income Fund/VA        15,419             3,087
PIMCO VIT High Yield Bond Portfolio                    29,936             3,426
PIMCO VIT StocksPLUS Growth and Income Portfolio        4,715               998
PIMCO VIT Total Return Bond Portfolio                  11,108             4,276
SP Jennison International Growth Portfolio             73,134            72,787
SP Strategic Partners Focused Growth Portfolio          2,488               651
Seligman Global Technology Portfolio                    6,863             1,803
Seligman Small-Cap Value Portfolio                     11,776             1,122
Templeton Asset Strategy Fund                           4,445            12,089
Templeton Developing Markets Securities Fund          592,253           616,339
Templeton Global Income Securities Fund                20,450            34,411
Templeton Growth Securities Fund                      243,276           260,659
Templeton International Securities Fund             1,544,515         1,522,104
Templeton International Smaller Companies Fund        165,938           171,488
Templeton Pacific Growth Securities Fund               68,564           110,450
Van Kampen LIT Enterprise Portfolio                       793               768
Van Kampen LIT Growth and Income Portfolio              2,750             2,126
Van Kampen Emerging Growth Portfolio                   10,890               565
USAZ Alger American Growth Fund                         6,918               584
USAZ Alger Growth Fund                                  3,187               288
USAZ Van Kampen Growth Fund                             5,688               238
USAZ Van Kampen Growth and Income Fund                 17,730             1,763
USAZ Van Kampen Aggressive Growth Fund                  2,277               109
USAZ Van Kampen Comstock Fund                          18,580             1,245
USAZ Alliance Capital Technology Fund                   4,599               304
USAZ Alliance Capital Large Cap Growth Fund             2,500                17
USAZ Alliance Capital Growth and Income Fund            3,428               145
USAZ PIMCO Value Fund                                   3,552                89
USAZ PIMCO Renaissance Fund                             7,383               185
USAZ PIMCO Growth and Income Fund                       2,120                46
USAZ Templeton Developed Markets Fund                     963               773
AZOA VIP Diversified Assets Fund                        3,848               851
AZOA VIP Fixed Income Fund                             12,920             4,702
AZOA VIP Global Opportunities Fund                        566                53
AZOA VIP Growth Fund                                    2,870               573
AZOA VIP Money Market Fund                            521,170           412,313

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)


Transactions in units for each fund for the years ended December 31, 2001 and 2000 were as follows.

                                                                                          AIM V.I.
                                                  AIM V.I. CAPITAL      AIM V.I.       INTERNATIONAL       AIM V.I.
                                                  APPRECIATION FUND   GROWTH FUND       EQUITY FUND       VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                    683      648     966      804      390      230    1,250     385
 Transfers between funds                               54       85  (1,113)   4,358       -        31      235      94
 Surrenders and terminations                          (40)      (6)   (823)    (574)     (14)      (3)     (36)     (3)
 Rescissions                                          (25)      (4)    (15)     (23)     (11)       -      (95)     (8)
 Bonus                                                 17       33      19       20        7       11       25      13
 Other transactions                                     -        -      (3)      (1)       -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                       689      756    (969)   4,584      372      269    1,379     481
==================================================================================================================================


                                                                     ALGER AMERICAN   ALGER AMERICAN   ALGER AMERICAN SMALL
                                                   ALGER AMERICAN       LEVERAGED         MIDCAP          CAPITALIZATION
                                                  GROWTH PORTFOLIO  ALLCAP PORTFOLIO GROWTH PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                    269      571     183      381      755      464      322      87
 Transfers between funds                             (675)   2,975    (541)   1,583      291       60      (36)     17
 Surrenders and terminations                         (535)    (426)   (295)    (283)     (32)      (5)      (5)      -
 Rescissions                                          (11)     (10)     (9)      (6)     (51)      (5)     (34)      -
 Bonus                                                  8       21       6       12       16       20        6       3
 Other transactions                                     -       (1)      -       (1)       -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      (944)   3,130    (656)   1,686      979      534      253     107
==================================================================================================================================


                                                      DAVIS VA          DAVIS VA         DAVIS VA    FRANKLIN AGGRESSIVE
                                                     FINANCIAL        REAL ESTATE         VALUE            GROWTH
                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO     SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                    336      106     203      143      893      251       60      42
 Transfers between funds                              124      105      17        5      464       68     (361)  1,630
 Surrenders and terminations                          (19)      (1)     (7)      (2)     (21)      (1)    (220)    (32)
 Rescissions                                           (4)      (3)      -      (20)      (9)      (6)       -       -
 Bonus                                                  8        3       5        4       13        8        -       -
 Other transactions                                     -        -       -        -        -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                       445      210     218      130    1,340      320     (521)  1,640
==================================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                   FRANKLIN GLOBAL    FRANKLIN GLOBAL   FRANKLIN GROWTH    FRANKLIN
                                                   COMMUNICATIONS      HEALTH CARE       AND INCOME          HIGH
                                                   SECURITIES FUND    SECURITIES FUND  SECURITIES FUND    INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     41      118      50       84      401      216      158     104
 Transfers between funds                           (1,707)     176    (382)   1,654      (48)  (1,839)    (353)   (906)
 Surrenders and terminations                       (3,406)  (4,904)   (436)    (297)  (4,213)  (7,588)  (1,862) (3,189)
 Rescissions                                            -      (12)     (1)      (3)     (10)     (10)      (2)    (11)
 Bonus                                                  -        -       -        -        6        1        -       -
 Other transactions                                   (12)     (10)      -        -      (10)     (12)      (4)     (4)
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                    (5,084)  (4,632)   (769)   1,438   (3,874)  (9,232)  (2,063) (4,006)
==================================================================================================================================


                                                   FRANKLIN INCOME FRANKLIN LARGE CAP   FRANKLIN     FRANKLIN NATURAL
                                                      SECURITIES        GROWTH            MONEY          RESOURCES
                                                         FUND      SECURITIES FUND     MARKET FUND    SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                    169      149     135      272    3,786    1,087       18      44
 Transfers between funds                              (80)  (1,865) (1,541)   2,971   (1,443)   2,943     (510)    113
 Surrenders and terminations                       (3,785)  (6,820) (2,569)  (3,289)  (8,297)  (9,740)    (470)   (709)
 Rescissions                                           (5)     (22)     (1)     (13)       -      (71)       -       -
 Bonus                                                  -        -       -        -        -        -        -       -
 Other transactions                                    (9)     (11)     (6)      (6)      (5)      (5)      (2)     (1)
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                    (3,710)  (8,569) (3,982)     (65)  (5,959)  (5,786)    (964)   (553)
==================================================================================================================================


                                                                    FRANKLIN RISING
                                                     FRANKLIN           DIVIDENDS    FRANKLIN S&P 500    FRANKLIN
                                                  REAL ESTATE FUND   SECURITIES FUND    INDEX FUND     SMALL CAP FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     46       99     361      114      145      202      387     383
 Transfers between funds                             (123)    (404)    424   (2,104)   1,271    3,453     (619)  1,198
 Surrenders and terminations                         (801)  (1,469) (2,510)  (4,981)    (835)    (625)  (2,392) (2,663)
 Rescissions                                            -       (5)     (8)     (11)       -       (4)      (6)     (9)
 Bonus                                                  -        -       7        -        -        -        5       7
 Other transactions                                    (2)      (2)     (6)      (7)      (3)      (1)      (6)     (4)
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      (880)  (1,781) (1,732)  (6,989)     578    3,025   (2,631) (1,088)
==================================================================================================================================


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                       FRANKLIN                                           FRANKLIN
                                                     TECHNOLOGY        FRANKLIN U.S.  FRANKLIN VALUE     ZERO COUPON
                                                   SECURITIES FUND   GOVERNMENT FUND  SECURITIES FUND     FUND 2000
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     37       42     730      237      143       48     -          7
 Transfers between funds                              (30)   1,097     930   (1,028)   1,349      890     -     (2,039)
 Surrenders and terminations                         (172)     (44) (3,356)  (5,329)    (497)    (386)    -       (794)
 Rescissions                                            -       (8)    (17)     (25)      (9)       -     -          -
 Bonus                                                  -        -      11        6        1        -     -          -
 Other transactions                                     -        -      (7)      (8)       -        -     -         (1)
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      (165)   1,087  (1,709)  (6,147)     987      552       -   (2,827)
==================================================================================================================================


                                                                                        J.P. MORGAN     J.P. MORGAN
                                                    FRANKLIN ZERO     FRANKLIN ZERO   INTERNATIONAL   U.S. DISCIPLINED
                                                       COUPON             COUPON       OPPORTUNITIES       EQUITY
                                                      FUND 2005         FUND 2010        PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     56        5      70       20       84       58      173      61
 Transfers between funds                               86       46     (77)    (200)     (23)       8      (19)      5
 Surrenders and terminations                         (343)    (441)   (260)    (484)       1        -       (4)     (1)
 Rescissions                                            -        -       -        -       (3)      (3)       -      (1)
 Bonus                                                  -        -       -        -        2        2        2       3
 Other transactions                                     -       (1)      -        -        -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      (201)    (391)   (267)    (664)      61       65      152      67
==================================================================================================================================


                                                  MUTUAL DISCOVERY    MUTUAL SHARES   OPPENHEIMER GLOBAL  OPPENHEIMER HIGH
                                                   SECURITIES FUND   SECURITIES FUND  SECURITIES FUND/VA   INCOME FUND/VA
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                    324      138   1,012      335      706      351      343     116
 Transfers between funds                              (48)     174     818   (1,894)     313       56       61       2
 Surrenders and terminations                       (1,491)  (2,162) (3,019)  (4,727)     (83)      (2)     (40)     (3)
 Rescissions                                           (8)      (2)    (17)    (142)      (7)      (9)     (35)     (1)
 Bonus                                                  5        1      16        -       10       14        7       5
 Other transactions                                    (4)      (4)     (7)      (9)       -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                    (1,222)  (1,855) (1,197)  (6,437)     939      410      336     119
==================================================================================================================================


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)



                                                   OPPENHEIMER                         PIMCO VIT
                                                   MAIN STREET        PIMCO VIT        STOCKSPLUS         PIMCO VIT
                                                    GROWTH &          HIGH YIELD       GROWTH AND        TOTAL RETURN
                                                  INCOME FUND/VA    BOND PORTFOLIO  INCOME PORTFOLIO    BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                  1,263      470     382       60      274       74    1,260     151
 Transfers between funds                              309      160     335        3      169       12      997       9
 Surrenders and terminations                          (81)      (5)    (21)       -      (10)       -      (29)     (1)
 Rescissions                                          (83)      (4)     (5)       -       (2)      (2)     (21)      -
 Bonus                                                 26       22       5        1        6        3       34       9
 Other transactions                                     -        -       -        -        -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                     1,434      643     696       64      437       87    2,241     168
==================================================================================================================================


                                                                      SP STRATEGIC     SELIGMAN
                                                     SP JENNISON        PARTNERS         GLOBAL         SELIGMAN
                                                    INTERNATIONAL       FOCUSED        TECHNOLOGY       SMALL-CAP
                                                  GROWTH PORTFOLIO  GROWTH PORTFOLIO    PORTFOLIO     VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     51     -        127     -         530      526      468     105
 Transfers between funds                              149     -        140     -         108       97      266      13
 Surrenders and terminations                          (42)    -          -     -         (27)      (4)     (15)     (1)
 Rescissions                                            -     -          -     -         (20)      (7)     (12)     (1)
 Bonus                                                  1     -          3     -          13       18       13       5
 Other transactions                                     -     -          -     -           -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      159     -        270     -         604      630      720     121
==================================================================================================================================


                                                     TEMPLETON         TEMPLETON        TEMPLETON        TEMPLETON
                                                       ASSET      DEVELOPING MARKETS  GLOBAL INCOME       GROWTH
                                                    STRATEGY FUND   SECURITIES FUND  SECURITIES FUND   SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                      9       62     165      193       13       29      441     344
 Transfers between funds                             (332)    (346)   (600)    (955)    (207)    (341)    (989)   (616)
 Surrenders and terminations                         (520)    (672) (2,100)  (3,100)    (686)  (1,170)  (4,559) (7,315)
 Rescissions                                            -       (3)     (1)     (16)       -       (9)      (8)     (8)
 Bonus                                                  -        -       3        1        -        -        5       -
 Other transactions                                    (1)      (2)     (5)      (6)      (1)      (2)     (10)    (13)
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      (844)    (961) (2,538)  (3,883)    (881)  (1,493)  (5,120) (7,608)
==================================================================================================================================


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                      TEMPLETON
                                                    TEMPLETON       INTERNATIONAL        TEMPLETON      VAN KAMPEN LIT
                                                   INTERNATIONAL       SMALLER        PACIFIC GROWTH      ENTERPRISE
                                                 SECURITIES FUND    COMPANIES FUND    SECURITIES FUND     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract transactions
 Purchase payments                                    250      234      53       43       11       84       80      92
 Transfers between funds                              265     (545)   (338)      89   (5,452)    (466)     (79)     11
 Surrenders and terminations                       (4,694)  (7,420)   (240)    (399)    (349)  (1,971)     (10)     (2)
 Rescissions                                           (1)     (21)      -       (4)       -       (5)      (5)      -
 Bonus                                                  -        -       -        -        -        -        3       4
 Other transactions                                   (11)     (12)      -       (1)      (1)      (5)       -      -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                    (4,191)  (7,764)   (525)    (272)  (5,791)  (2,363)     (11)    105
==================================================================================================================================


                                                   VAN KAMPEN LIT  VAN KAMPEN USAZ
                                                     GROWTH AND        EMERGING        ALGER AMERICAN    USAZ ALGER
                                                  INCOME PORTFOLIO  GROWTH PORTFOLIO    GROWTH FUND      GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract transactions
 Purchase payments                                    178      113     703      -       324      -       123       -
 Transfers between funds                             (122)      30     535      -       353      -       198       -
 Surrenders and terminations                           (4)       -     (18)     -        (9)     -        (9)      -
 Rescissions                                           (2)      (2)    (16)     -        (1)     -        (2)      -
 Bonus                                                  9        6      17      -         7      -         3       -
 Other transactions                                     -        -       -      -         -      -         -       -
----------------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions                        59      147   1,221      -       674      -       313       -
==================================================================================================================================


                                                                    USAZ VAN KAMPEN  USAZ VAN KAMPEN
                                                   USAZ VAN KAMPEN    GROWTH AND       AGGRESSIVE    USAZ VAN KAMPEN
                                                     GROWTH FUND      INCOME FUND      GROWTH FUND      COMSTOCK FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract transactions
 Purchase payments                                    326      -     1,016      -       142     -      1,048        -
 Transfers between funds                              254      -       631      -       132     -        792        -
 Surrenders and terminations                          (12)     -       (41)     -       (3)     -        (28)       -
 Rescissions                                           (5)     -       (14)     -       (6)     -        (19)       -
 Bonus                                                 13      -        32      -        3      -         25        -
 Other transactions                                     -      -         -      -        -      -          -        -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                       576      -     1,624      -      268      -      1,818        -
==================================================================================================================================


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                   USAZ ALLIANCE
                                                   USAZ ALLIANCE      CAPITAL        USAZ ALLIANCE
                                                      CAPITAL         LARGE CAP      CAPITAL GROWTH      USAZ PIMCO
                                                  TECHNOLOGY FUND     GROWTH FUND    AND INCOME FUND     VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract transactions
 Purchase payments                                     18     -        44      -         27      -        19        -
 Transfers between funds                              389     -       198      -        286      -       317        -
 Surrenders and terminations                            -     -        (1)     -         (3)     -        (9)       -
 Rescissions                                            -     -         -      -          -      -        (1)       -
 Bonus                                                  -     -         1      -          1      -         -        -
 Other transactions                                     -     -         -      -          -      -         -        -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                       407     -       242      -        311      -       326        -
==================================================================================================================================


                                                                     USAZ PIMCO     USAZ TEMPLETON       AZOA VIP
                                                     USAZ PIMCO      GROWTH AND        DEVELOPED        DIVERSIFIED
                                                  RENAISSANCE FUND   INCOME FUND      MARKETS FUND      ASSETS FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     91     -         11      -        -       -       234       34
 Transfers between funds                              616     -        191      -       20       -        87      163
 Surrenders and terminations                          (17)    -          -      -        -       -       (37)     (15)
 Rescissions                                           (1)    -          -      -        -       -         -        -
 Bonus                                                  2     -          -      -        -       -         4        -
 Other transactions                                     -     -          -      -        -       -         -        -
----------------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions                       691     -        202      -       20       -       288      182
==================================================================================================================================



                                                   AZOA VIP FIXED    AZOA VIP GLOBAL     AZOA VIP         AZOA VIP
                                                     INCOME FUND   OPPORTUNITIES FUND   GROWTH FUND   MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract transactions
 Purchase payments                                    295       38      31      10      239      33    3,979    1,919
 Transfers between funds                              466       99      43       -       81      83    6,603     (839)
 Surrenders and terminations                          (87)     (12)      1       -      (20)    (11)    (314)      (7)
 Rescissions                                           (7)       -       -       -        -      (3)    (225)     (40)
 Bonus                                                  7        1       -       -        8       -      165      106
 Other transactions                                     -        -       -       -        -       -        -        -
----------------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions                       674      126      75      10      308     102   10,208    1,139
==================================================================================================================================


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY
   (IN THOUSANDS) (CONTINUED)

                                                    TOTAL
                                                  ALL FUNDS
------------------------------------------------------------------------
                                              2001       2000
------------------------------------------------------------------------
Contract transactions
 Purchase payments                            29,910    13,016
 Transfers between funds                       3,519    10,179
 Surrenders and terminations                 (56,881)  (84,088)
 Rescissions                                    (850)     (572)
 Bonus                                           611       363
 Other transactions                             (115)     (130)
------------------------------------------------------------------------
Total Net Contract Transactions               23,806)  (61,232)
========================================================================

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



6. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratio, and total return for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2001 follows:


                                               AT DECEMBER 31                    FOR THE PERIOD ENDED DECEMBER 31, 2001
                              ---------------------------------------------  -------------------------------------------------
                                     UNITS    UNIT FAIR VALUE                 INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                 OUTSTANDING     LOWEST TO      NET ASSETS      INCOME      LOWEST TO        LOWEST TO
                                  (THOUSANDS)      HIGHEST     (THOUSANDS)      RATIO        HIGHEST*         HIGHEST**
                              ---------------------------------------------  -------------------------------------------------
AIM V.I. Capital Appreciation Fund   1,447   $6.69 to $6.80         9,730          0.00%   1.15% to 2.00%  -24.81% to -24.16%
AIM V.I. Growth Fund                 4,507   $0.49 to $5.70        25,569          0.19%   1.15% to 2.00%  -35.10% to -34.64%
AIM V.I. International Equity Fund     641   $5.82 to $5.92         3,753          0.39%   1.15% to 2.00%  -25.05% to -24.41%
AIM V.I. Value Fund                  1,861   $7.36 to $7.48        13,780          0.23%   1.15% to 2.00%  -14.30% to -13.57%
Alger American Growth Portfolio      3,136   $0.69 to $8.02        25,100          0.27%   1.15% to 2.00%  -13.48% to -12.83%
Alger American
   Leveraged AllCap Portfolio        1,645   $0.65 to $7.51        12,296          0.00%   1.15% to 2.00%  -17.52% to -16.90%
Alger American MidCap
   Growth Portfolio                  1,517   $9.82 to $9.98        14,979          0.00%   1.15% to 2.00%    -8.38% to -7.60%
Alger American Small
   Capitalization Portfolio            361   $5.02 to $5.11         1,824          0.08%   1.15% to 2.00%  -30.91% to -30.32%
Davis VA Financial Portfolio           656 $11.64 to $11.83         7,682          0.07%   1.15% to 2.00%  -12.16% to -11.40%
Davis VA Real Estate Portfolio         342 $12.89 to $13.10         4,434          5.33%   1.15% to 2.00%      3.40% to 4.29%
Davis VA Value Portfolio             1,658   $9.54 to $9.69        15,918          0.84%   1.15% to 2.00%  -12.18% to -11.42%
Franklin Aggressive
   Growth Securities Fund            1,119   $0.51 to $5.75         6,419          0.20%   1.15% to 1.49%  -23.85% to -23.69%
Franklin Global Communications
   Securities Fund                  13,400  $0.52 to $18.43       242,050          0.08%   1.15% to 2.00%  -30.80% to -30.21%
Franklin Global Health
   Care Securities Fund              1,781  $0.94 to $14.03        24,912          0.17%   1.15% to 1.49%  -14.50% to -14.33%
Franklin Growth and
   Income Securities Fund           20,129  $0.87 to $30.14       600,661          0.32%   1.15% to 2.00%    -4.22% to -3.39%
Franklin High Income Fund            7,560  $0.65 to $18.93       139,801         17.19%   1.15% to 2.00%      2.11% to 2.98%
Franklin Income Securities Fund     17,086  $0.87 to $29.31       493,404          7.33%   1.15% to 2.00%    -1.25% to -0.40%
Franklin Large Cap
   Growth Securities Fund           14,363  $0.99 to $18.56       270,632          0.58%   1.15% to 2.00%  -13.19% to -12.45%
Franklin Money Market Fund          11,438  $0.88 to $16.30       183,001          4.05%   1.15% to 1.49%      2.25% to 2.46%
Franklin Natural Resources
   Securities Fund                   2,047  $0.58 to $12.21        24,319          0.97%   1.15% to 1.49%  -20.47% to -20.26%
Franklin Real Estate Fund            4,251  $0.84 to $30.41       126,659          4.21%   1.15% to 2.00%      5.74% to 6.67%
Franklin Rising Dividends
   Securities Fund                  12,700  $0.89 to $25.66       324,192          0.09%   1.15% to 2.00%    11.31% to 12.31%
Franklin S&P 500 Index Fund          4,958   $0.71 to $8.17        41,513          0.97%   1.15% to 2.00%  -14.56% to -13.54%
Franklin Small Cap Fund             12,429  $0.93 to $20.17       252,254          0.53%   1.15% to 2.00%  -16.93% to -16.20%
Franklin Technology Securities Fund    921   $0.47 to $5.23         4,820          0.00%   1.15% to 1.49%  -30.63% to -30.41%
Franklin U.S. Government Fund       17,036  $0.99 to $22.26       369,768          7.37%   1.15% to 2.00%      5.23% to 6.14%
Franklin Value Securities Fund       2,882  $0.84 to $10.77        31,558          0.51%   1.15% to 2.00%    11.53% to 12.61%
Franklin Zero Coupon Fund 2005       1,972  $1.00 to $28.57        54,431          6.44%   1.15% to 2.00%      6.77% to 7.68%
Franklin Zero Coupon Fund 2010       1,585  $0.99 to $30.42        46,528          7.11%   1.15% to 2.00%      3.52% to 4.41%
J.P. Morgan International
   Opportunities Portfolio             124   $6.97 to $7.08           871          0.96%   1.15% to 2.00%  -20.75% to -20.07%
J.P. Morgan U.S. Disciplined
   Equity Portfolio                    218   $7.97 to $8.10         1,745          0.63%   1.15% to 2.00%  -13.66% to -12.92%
Mutual Discovery Securities  Fund   10,565  $0.85 to $14.87       160,131          2.12%   1.15% to 2.00%    -1.76% to -0.92%
Mutual Shares Securities Fund       23,782  $0.94 to $15.83       379,768          1.99%   1.15% to 2.00%      4.91% to 5.81%
Oppenheimer Global
   Securities Fund/VA                1,348   $8.90 to $9.04        12,067          0.47%   1.15% to 2.00%  -13.79% to -13.05%
Oppenheimer High Income Fund/VA        454   $9.47 to $9.63         4,332          6.25%   1.15% to 2.00%     -0.06% to 0.80%
Oppenheimer Main Street
   Growth & Income Fund/VA           2,071   $8.25 to $8.38        17,183          0.38%   1.15% to 2.00%  -11.95% to -11.19%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                               AT DECEMBER 31                    FOR THE PERIOD ENDED DECEMBER 31, 2001
                              ---------------------------------------------  -------------------------------------------------
                                     UNITS    UNIT FAIR VALUE                 INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                 OUTSTANDING     LOWEST TO      NET ASSETS      INCOME      LOWEST TO        LOWEST TO
                                  (THOUSANDS)      HIGHEST     (THOUSANDS)      RATIO        HIGHEST*         HIGHEST**
                              ---------------------------------------------  -------------------------------------------------
PIMCO VIT High Yield
   Bond Portfolio                      761   $0.98 to $9.99         7,364          8.16%   1.15% to 2.00%      0.32% to 1.18%
PIMCO VIT StocksPLUS
   Growth and Income Portfolio         521   $0.81 to $8.31         4,284          5.74%   1.15% to 2.00%  -13.20% to -12.45%
PIMCO VIT Total Return
   Bond Portfolio                    2,410  $1.15 to $11.78        27,627          4.62%   1.15% to 2.00%      6.23% to 7.15%
SP Jennison International
   Growth Portfolio                    158   $0.71 to $5.37           846          0.30%   1.15% to 2.00%  -37.20% to -36.66%
SP Strategic Partners Focused
   Growth Portfolio                    268   $0.82 to $6.62         1,766          0.00%   1.15% to 2.00%  -17.40% to -16.69%
Seligman Global
   Technology Portfolio              1,232   $5.84 to $5.93         7,236          0.00%   1.15% to 2.00%  -23.60% to -22.95%
Seligman Small-Cap Value Portfolio     842 $16.46 to $16.73        13,936          0.00%   1.15% to 2.00%    21.06% to 22.10%
Templeton Asset Strategy Fund        2,107  $0.65 to $15.35        27,296          1.53%   1.15% to 1.49%  -11.16% to -10.98%
Templeton Developing Markets
   Securities Fund                   8,223   $0.51 to $7.79        63,526          0.99%   1.15% to 2.00%    -9.91% to -9.14%
Templeton Global Income
   Securities Fund                   2,539  $0.88 to $17.72        43,946          3.77%   1.15% to 1.49%      0.86% to 1.11%
Templeton Growth Securities Fund    21,215  $0.87 to $19.30       410,225          2.15%   1.15% to 2.00%    -3.28% to -2.37%
Templeton International
   Securities Fund                  19,656  $0.69 to $18.20       354,538          3.21%   1.15% to 2.00%  -17.67% to -16.93%
Templeton International Smaller
   Companies Fund                    1,143  $0.70 to $10.85        12,748          3.43%   1.15% to 1.49%    -3.95% to -3.75%
Van Kampen LIT Enterprise Portfolio     96   $6.76 to $6.86           651          0.23%   1.15% to 2.00%  -21.93% to -21.33%
Van Kampen LIT Growth
   and Income Portfolio                203 $11.08 to $11.24         2,263          0.04%   1.15% to 2.00%    -7.59% to -6.89%
Van Kampen Emerging
   Growth Portfolio1                 1,222   $0.79 to $8.23        10,019          0.00%   1.15% to 2.00%  -18.87% to -18.41%
USAZ Alger American Growth Fund1       674   $0.87 to $9.15         6,173          0.00%   1.15% to 2.00%    -9.02% to -8.51%
USAZ Alger Strategic Growth Fund1      309   $0.88 to $9.20         2,853          0.00%   1.15% to 2.00%    -8.53% to -8.01%
USAZ Van Kampen Capital Growth Fund1   572   $0.91 to $9.54         5,455          0.00%   1.15% to 2.00%    -5.18% to -4.64%
USAZ Van Kampen Growth
   and Income Fund1                  1,627   $0.92 to $9.68        15,836          1.09%   1.15% to 2.00%    -3.71% to -3.16%
USAZ Van Kampen Aggressive
   Growth Fund1                        269   $0.77 to $8.04         2,154          0.00%   1.15% to 2.00%  -20.08% to -19.62%
USAZ Van Kampen Comstock Fund1       1,824   $0.89 to $9.36        17,053          1.15%   1.15% to 2.00%    -6.88% to -6.35%
USAZ Alliance Capital
   Technology Fund2                    408  $1.06 to $10.75         4,380          0.00%   1.15% to 2.00%      7.37% to 7.51%
USAZ Alliance Capital Large Cap
   Growth Fund2                        241  $1.04 to $10.53         2,536          0.00%   1.15% to 2.00%      5.18% to 5.31%
USAZ Alliance Capital Growth
   and Income Fund2                    313  $1.03 to $10.45         3,368          1.35%   1.15% to 2.00%      4.35% to 4.48%
USAZ PIMCO Value Fund2                 328  $1.08 to $10.94         3,683          0.25%   1.15% to 2.00%      9.29% to 9.43%
USAZ PIMCO Renaissance Fund2           693  $1.09 to $11.00         7,711          0.00%   1.15% to 2.00%     9.86% to 10.01%
USAZ PIMCO Growth and Income Fund2     204  $1.00 to $10.14         2,095          1.98%   1.15% to 2.00%      1.32% to 1.45%
USAZ Templeton Developed
   Markets Fund2                        19  $1.01 to $10.23           196          0.00%   1.15% to 2.00%      2.19% to 2.32%
AZOA VIP Diversified Assets Fund       480  $0.88 to $10.25         4,919          3.81%   1.15% to 2.00%    -2.41% to -1.57%
AZOA VIP Fixed Income Fund             816  $0.99 to $11.45         9,595          5.86%   1.15% to 2.00%      5.94% to 6.31%
AZOA VIP GlobalOpportunities Fund       88   $0.62 to $6.35           565          0.00%   1.15% to 2.00%  -25.09% to -24.45%
AZOA VIP Growth Fund                   440   $0.66 to $7.65         3,333          0.61%   1.15% to 2.00%  -20.34% to -19.65%
AZOA VIP Money Market Fund          11,347  $1.04 to $10.63       120,221          2.47%   1.15% to 2.00%      1.22% to 2.09%

The unit values, expense ratios, and total returns are presented in ranges representing the various contracts offered by the Variable Account and allocating payments to each sub account.

*    Annualized
**   Total return does not reflect payment of sales charge.
1.   Period from May 1, 2001 (fund commencement) to December 31, 2001.
2.   Period from November 5, 2001 (fund commencement) to December 31, 2001.


62

                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       of
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                              Financial Statements
                                December 31, 2001

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Independent Auditors' Report


The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-years then ended and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 2001, and the results of their operations, changes in their net assets and financial highlights for each of the periods stated above, in conformity with accounting principles generally accepted in the United States of America.



                                                                    KPMG LLP



Minneapolis, Minnesota
March 22, 2002

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements


STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                                      ALGER      ALGER
                                               AIM V.I.             AIM V.I.               ALGER     AMERICAN   AMERICAN
                                                CAPITAL           INTERNATIONAL           AMERICAN   LEVERAGED   MIDCAP
                                             APPRECIATION  AIM V.I.  EQUITY   AIM V.I.     GROWTH     ALLCAP     GROWTH
                                                 FUND    GROWTH FUND  FUND    VALUE FUND  PORTFOLIO  PORTFOLIO  PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*               $ 9,737    25,577      3,758    13,789     25,102     12,297    14,988
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                   9,737    25,577      3,758    13,789     25,102     12,297    14,988
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk
   and administrative charges:                        7         8          5         9          2          1         9
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  7         8          5         9          2          1         9
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                   $ 9,730    25,569      3,753    13,780     25,100     12,296    14,979
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                1,084     1,245        475     1,801        648        472     1,800
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                              1,974     1,138        691     2,643        467        479     2,316
   Alterity Optional - Option 1                   1,313     1,152        739     2,611        452        353     4,124
   Alterity Optional - Option 2                      68         -         11        39          -          -        30
   Dimensions - Option 1                              5         -          -         9          -          -         7
   Dimensions - Option 2                             12         4          2         2          -          -         2
   Dimensions - Option 3                             17       217          -       281          -          -       112
   Dimensions - Option 4                              2         3         55        75          -          -        84
   Dimensions - Option 5                              -         -          -        27          -          -         7
   Dimensions - Option 6                              -         -          -         3          -          -         -
   Rewards Traditional                            2,635     2,105      1,334     3,638      2,679      1,311     2,997
   Rewards Enhanced                               2,615     1,315        313     2,059      1,495        507     3,045
   Valuemark II and III                               -     8,799          -         -      9,806      4,705         -
   Valuemark IV - Option 1 & 2
    with standard contract charges                    -     9,355          -         -      9,367      4,437         -
   Valuemark IV - Option 1 & 2
   with GMIB                                          -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                4       124        133       289         66          -       164
   Charter Enhanced                                   1        18          -       303          -          1       291
  Contracts in annuity payment period                 -        94          -         -        120         31         -
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                $ 9,730    25,569      3,753    13,780     25,100     12,296    14,979
=========================================================================================================================

 * Investment shares                                448     1,562        252       591        683        390       848
  Investments at cost                           $13,007    45,348      4,786    15,189     37,999     20,558    17,817



                 See accompanying notes to financial statements.


1


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                          FRANKLIN   FRANKLIN    FRANKLIN
                                               ALGER                                     AGGRESSIVE   GLOBAL   GLOBAL HEALTH
                                           AMERICAN SMALL  DAVIS VA  DAVIS VA   DAVIS VA   GROWTH COMMUNICATIONS  CARE
                                           CAPITALIZATION FINANCIAL REAL ESTATE  VALUE   SECURITIES SECURITIES  SECURITIES
                                               PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO    FUND      FUND        FUND
--------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*                $1,826     7,685      4,437    15,927      6,419    242,055    24,912
--------------------------------------------------------------------------------------------------------------------------
   Total Assets                                   1,826     7,685      4,437    15,927      6,419    242,055    24,912
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    2         3          3         9          -          5         -
--------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  2         3          3         9          -          5         -
--------------------------------------------------------------------------------------------------------------------------
   Net Assets                                    $1,824     7,682      4,434    15,918      6,419    242,050    24,912
==========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                  135     1,032        301     2,473          -          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                564     1,511        553     2,306          -          1         -
   Alterity Optional - Option 1                     388     1,137      1,842     3,613          -         18         -
   Alterity Optional - Option 2                       -        24          -        17          -          -         -
   Dimensions - Option 1                              3         3          2        38          -          -         -
   Dimensions - Option 2                              -        12         11        21          -          -         -
   Dimensions - Option 3                              -        21         11        54          -          -         -
   Dimensions - Option 4                              -         6          7        90          -          -         -
   Dimensions - Option 5                              -         -          -        35          -          -         -
   Dimensions - Option 6                              -         7          -         -          -          -         -
   Rewards Traditional                              397     2,245      1,238     4,239          -          -         -
   Rewards Enhanced                                 291     1,564        466     2,169          -         11         -
   Valuemark II and III                               -         -          -         -      3,228    216,998    14,191
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -         -          -         -      3,180     23,372    10,366
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                               45        80          3       317          -        197       235
   Charter Enhanced                                   1        40          -       546          -         71       116
  Contracts in annuity payment period                 -         -          -         -         11      1,382         4
--------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                 $1,824     7,682      4,434    15,918      6,419    242,050    24,912
==========================================================================================================================

 * Investment shares                                110       720        429     1,614      1,095     35,234     1,922
  Investments at cost                            $2,134     7,781      4,362    16,153      8,749    520,516    25,191



                 See accompanying notes to financial statements.


2


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                              FRANKLIN                         FRANKLIN             FRANKLIN
                                             GROWTH AND            FRANKLIN     LARGE    FRANKLIN    NATURAL   FRANKLIN
                                               INCOME    FRANKLIN   INCOME    CAP GROWTH   MONEY    RESOURCES    REAL
                                            SECURITIES HIGH INCOME SECURITIES SECURITIES   MARKET   SECURITIES  ESTATE
                                                FUND       FUND      FUND        FUND      FUND       FUND       FUND
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*              $600,709   139,810    493,438   270,650    183,013     24,319   126,665
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                 600,709   139,810    493,438   270,650    183,013     24,319   126,665
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                   48         9         34        18         12          -         6
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                 48         9         34        18         12          -         6
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                  $600,661   139,801    493,404   270,632    183,001     24,319   126,659
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                1,973        14         22        93          -          -        97
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                              1,915        29          6        72          -          -       123
   Alterity Optional - Option 1                   2,274        11         13        40          -          -       135
   Alterity Optional - Option 2                       7         -          9        13          -          -         7
   Dimensions - Option 1                             13         -          -         -          -          -         -
   Dimensions - Option 2                              6         -          -         -          -          -         3
   Dimensions - Option 3                            333        51          -        43          -          -         3
   Dimensions - Option 4                             38         -          -         -          -          -         -
   Dimensions - Option 5                              1         -          -         -          -          -         -
   Dimensions - Option 6                              3         -          -         -          -          -         -
   Rewards Traditional                            2,269         3        178       101          -          -       204
   Rewards Enhanced                               1,832         6          -        64          -          -       141
   Valuemark II and III                         451,632    86,787    386,556   137,759    130,255     18,771    89,204
   Valuemark IV - Option 1 & 2
   with standard contract charges               126,641    51,140     98,522   125,229     50,329      5,463    34,764
   Valuemark IV - Option 1 & 2 with GMIB             50         9         26         -          -          -         6
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                              762       329      1,693       659        624         45       905
   Charter Enhanced                                 213       385        582       271        172         28       166
  Contracts in annuity payment period            10,699     1,037      5,797     6,288      1,621         12       901
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity               $600,661   139,801    493,404   270,632    183,001     24,319   126,659
=========================================================================================================================

 * Investment shares                             39,343    18,792     38,075    18,640    183,013      2,045     6,983
  Investments at cost                          $628,201   184,697    561,041   301,156    182,970     24,087   121,373


                 See accompanying notes to financial statements.


3


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                              FRANKLIN
                                               RISING    FRANKLIN             FRANKLIN            U.S.FRANKLIN  FRANKLIN
                                              DIVIDENDS   S&P 500  FRANKLIN  TECHNOLOGY  FRANKLIN    VALUE    ZERO COUPON
                                             SECURITIES    INDEX   SMALL CAP SECURITIES GOVERNMENT SECURITIES    FUND
                                                FUND       FUND      FUND       FUND       FUND      FUND        2005
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*              $324,217    41,520    252,279     4,820    369,778     31,569    54,431
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                 324,217    41,520    252,279     4,820    369,778     31,569    54,431
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                   25         7         25         -         10         11         -
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                 25         7         25         -         10         11         -
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                  $324,192    41,513    252,254     4,820    369,768     31,558    54,431
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                1,363       147      1,708         -      1,933         10     1,258
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                              1,737       335      1,560         -      1,571          3        16
   Alterity Optional - Option 1                   1,782       482      1,843         -      1,812         23         1
   Alterity Optional - Option 2                      33        30          -         -         31          6         -
   Dimensions - Option 1                             21         -          5         -         58          -         -
   Dimensions - Option 2                             14         -          1         -          7          -         -
   Dimensions - Option 3                             34        31         44         -        151          -         -
   Dimensions - Option 4                             19         -          -         -        120          -         -
   Dimensions - Option 5                              1         1          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          8          -         -
   Rewards Traditional                            3,411       307      2,841         -      5,330        200        25
   Rewards Enhanced                               2,256        95      1,447         -      2,463          4         -
   Valuemark II and III                         231,253    21,476    137,781     2,459    278,297     15,735    38,850
   Valuemark IV - Option 1 & 2
   with standard contract charges                77,229    17,479     99,996     2,334     74,771     14,624    14,075
   Valuemark IV - Option 1 & 2 with GMIB              -         -         11         -         17          1         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         1          -         -          -          2         -
   Charter Traditional                              570        63        493         -      1,923        292       181
   Charter Enhanced                                 283         -        257        14        749         48         7
  Contracts in annuity payment period             4,186     1,066      4,267        13        527        610        18
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity               $324,192    41,513    252,254     4,820    369,768     31,558    54,431
=========================================================================================================================

 * Investment shares                             22,854     4,949     14,043       901     28,106      2,878     3,398
  Investments at cost                          $307,460    46,642    248,123     7,615    365,672     27,819    52,432



                 See accompanying notes to financial statements.


4


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                              FRANKLIN              J.P. MORGAN
                                                ZERO   J.P. MORGAN      U.S.     MUTUAL     MUTUAL   OPPENHEIMER
                                               COUPON  INTERNATIONAL DISCIPLINED DISCOVERY  SHARES     GLOBAL    OPPENHEIMER
                                                FUND   OPPORTUNITIES  EQUITY   SECURITIES SECURITIES SECURITIES  HIGH INCOME
                                                2010     PORTFOLIO  PORTFOLIO    FUND       FUND      FUND/VA     FUND/VA
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*               $46,529       873      1,745   160,153    379,807     12,075     4,334
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                  46,529       873      1,745   160,153    379,807     12,075     4,334
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    1         2          -        22         39          8         2
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  1         2          -        22         39          8         2
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                   $46,528       871      1,745   160,131    379,768     12,067     4,332
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                1,287       283        373       788      2,079      1,512       880
   Alterity Traditional - Option 2                    -         -          -        74          -          -         -
   Alterity Enhanced                                 17        24        372       521      2,273      2,122       536
   Alterity Optional - Option 1                       1       138        331     1,366      3,289      4,118       710
   Alterity Optional - Option 2                       -         -          -        37         41          6        14
   Dimensions - Option 1                              -         -          -        11         20         56        16
   Dimensions - Option 2                              -         -         10         -          2          -         2
   Dimensions - Option 3                              -         -          -        29        155         15         -
   Dimensions - Option 4                              -         -          -        23          2         21        12
   Dimensions - Option 5                              -         -          -         1          -          7         -
   Dimensions - Option 6                              -         -          -         -         13          -         -
   Rewards Traditional                               55       257        294     1,459      3,745      2,785     1,493
   Rewards Enhanced                                   -       169        359       599      2,542      1,106       598
   Valuemark II and III                          31,548         -          -    55,171    123,739          -         -
   Valuemark IV - Option 1 & 2
   with standard contract charges                13,463         -          -    94,712    231,762          -         -
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -         57          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                 94         -          -         -          -          -         -
   Charter Traditional                               49         -          6       392      1,699        245        59
   Charter Enhanced                                   7         -          -       366        499         74        12
   Contracts in annuity payment period                7         -          -     4,582      7,851          -         -
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                $46,528       871      1,745   160,131    379,768     12,067     4,332
=========================================================================================================================

 * Investment shares                              3,033        99        134    12,753     26,979        529       508
  Investments at cost                           $48,272     1,050      1,879   154,802    328,313     12,891     4,464



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                          OPPENHEIMER
                                              MAIN                PIMCO VIT  PIMCO VIT            SP STRATEGIC
                                             STREET    PIMCO VIT  STOCKSPLUS   TOTAL    SP JENNISON  PARTNERS    SELIGMAN
                                             GROWTH &  HIGH YIELD GROWTH AND  RETURN   INTERNATIONAL  FOCUSED     GLOBAL
                                             INCOME      BOND      INCOME      BOND       GROWTH     GROWTH     TECHNOLOGY
                                             FUND/VA   PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*               $17,193     7,382      4,287    27,851        848      1,767     7,239
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                  17,193     7,382      4,287    27,851        848      1,767     7,239
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                   10        18          3       224          2          1         3
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                 10        18          3       224          2          1         3
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                   $17,183     7,364      4,284    27,627        846      1,766     7,236
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                2,822       527        330     2,754         25        183     1,116
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                              2,976     1,980        597     2,705         63        298     1,165
   Alterity Optional - Option 1                   3,021       800        796     3,353         87         47     1,345
   Alterity Optional - Option 2                      30        22          -        41         16          -        11
   Dimensions - Option 1                             99         2         42       198          1          -         6
   Dimensions - Option 2                              6         1          1        26          -          -        11
   Dimensions - Option 3                             98        13          -       636          -          -        44
   Dimensions - Option 4                              -         7         15        76         10          -         -
   Dimensions - Option 5                              1         -          -        56          -          -         -
   Dimensions - Option 6                              6         -          -         -          -          -         5
   Rewards Traditional                            3,836       734      1,041     6,451        217        195     2,279
   Rewards Enhanced                               3,913       432        645     3,508         10        351     1,141
   Valuemark II and III                               -     1,588        633     4,240        289        333         -
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -     1,027        112     1,855        123        303         -
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         1          3          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                              286        62         44     1,047          2          -        50
   Charter Enhanced                                  89       169         28       596          -         56        63
  Contracts in annuity payment period                 -         -          -        84          -          -         -
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                $17,183     7,364      4,284    27,627        846      1,766     7,236
=========================================================================================================================

 * Investment shares                                905       937        459     2,816        156        264       559
  Investments at cost                           $18,175     7,443      4,518    28,248        852      1,797    10,512


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)

                                                                   TEMPLETON   TEMPLETON                         TEMPLETON
                                              SELIGMAN   TEMPLETON DEVELOPING   GLOBAL   TEMPLETON TEMPLETON   INTERNATIONAL
                                              SMALL-CAP    ASSET     MARKETS    INCOME     GROWTH  INTERNATIONAL  SMALLER
                                                VALUE    STRATEGY  SECURITIES SECURITIES SECURITIES SECURITIES   COMPANIES
                                              PORTFOLIO    FUND       FUND       FUND       FUND        FUND       FUND
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*               $13,942    27,300     63,536    43,947    410,261    354,548    12,751
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                  13,942    27,300     63,536    43,947    410,261    354,548    12,751
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    6         4         10         1         36         10         3
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  6         4         10         1         36         10         3
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                   $13,936    27,296     63,526    43,946    410,225    354,538    12,748
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                1,304         -         79         -        969         11         -
   Alterity Traditional - Option 2                   37         -          -         -          -          -         -
   Alterity Enhanced                              2,275         -         55         -      1,422          9         -
   Alterity Optional - Option 1                   1,791         -        208         -      1,178         54         -
   Alterity Optional - Option 2                      43         -          -         -         16         13         -
   Dimensions - Option 1                             19         -          -         -          4          1         -
   Dimensions - Option 2                              1         -          -         -          9          -         -
   Dimensions - Option 3                             82         -         89         -        157          -         -
   Dimensions - Option 4                            102         -          -         -          9          -         -
   Dimensions - Option 5                              1         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                            5,435         -        256         -      1,224         66         -
   Rewards Enhanced                               2,458         -        224         -        933         15         -
   Valuemark II and III                               -    15,628     41,950    33,404    255,638    282,479     5,581
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -    10,598     18,612    10,098    139,856     66,280     6,578
   Valuemark IV - Option 1 & 2 with GMIB              -         -          1         -         16          9         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                              162        24      1,470       305      1,427      2,587        11
   Charter Enhanced                                 226        26         82        13        528        380        67
  Contracts in annuity payment period                 -     1,020        500       126      6,839      2,634       511
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                $13,936    27,296     63,526    43,946    410,225    354,538    12,748
=========================================================================================================================

 * Investment shares                              1,069     1,760     13,294     3,858     36,999     29,922     1,256
  Investments at cost                           $12,203    34,458     73,236    47,686    464,196    476,551    13,196



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                               TEMPLETON
                                                PACIFIC  VAN KAMPEN VAN KAMPEN VAN KAMPEN USAZ ALGER              USAZ
                                                GROWTH      LIT     LIT GROWTH  EMERGING   AMERICAN USAZ ALGER VAN KAMPEN
                                              SECURITIES ENTERPRISE AND INCOME   GROWTH     GROWTH    GROWTH     GROWTH
                                                 FUND     PORTFOLIO  PORTFOLIO  PORTFOLIO    FUND       FUND       FUND
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*                   $ -       652      2,264    10,024      6,178      2,855     5,457
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                       -       652      2,264    10,024      6,178      2,855     5,457
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    -         1          1         5          5          2         2
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  -         1          1         5          5          2         2
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                       $ -       651      2,263    10,019      6,173      2,853     5,455
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                    -        93        288       409        389         61        49
   Alterity Traditional - Option 2                    -         -          -         -         73          -         -
   Alterity Enhanced                                  -       170        138     2,154      1,068        327       187
   Alterity Optional - Option 1                       -        37        661     1,318        932        621       566
   Alterity Optional - Option 2                       -         -          -        26         13          -         4
   Dimensions - Option 1                              -         -          -        47         45          -        22
   Dimensions - Option 2                              -         -          -         3          6          1         8
   Dimensions - Option 3                              -         -          -        24          8          5         -
   Dimensions - Option 4                              -         -          -         8          2          -         2
   Dimensions - Option 5                              -         -          -         -          -          -         1
   Dimensions - Option 6                              -         -          -         3          -          -         -
   Rewards Traditional                                -       250        947     1,036        932        612       350
   Rewards Enhanced                                   -       101        212     2,901        630        158     3,176
   Valuemark II and III                               -         -          -       882      1,126        468       493
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -         -          -       927        740        516       553
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         4          -         32         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                          -         17       101         85         27         1
   Charter Enhanced                                   -         -          -       176         93          -        19
  Contracts in annuity payment period                 -         -          -         -         31         25        24
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                    $ -       651      2,263    10,019      6,173      2,853     5,455
=========================================================================================================================

 * Investment shares                                  -        44        142       354        670        308       568
  Investments at cost                               $ -       885      2,340    10,283      6,283      2,880     5,431



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                            USAZ
                                                                                  USAZ    ALLIANCE
                                                USAZ        USAZ       USAZ     ALLIANCE   CAPITAL  USAZ ALLIANCE  USAZ
                                             VAN KAMPEN  VAN KAMPEN VAN KAMPEN   CAPITAL  LARGE CAP   CAPITAL     PIMCO
                                             GROWTH AND  AGGRESSIVE  COMSTOCK  TECHNOLOGY  GROWTH    GROWTH AND    VALUE
                                             INCOME FUND GROWTH FUND   FUND       FUND      FUND     INCOME FUND   FUND
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*               $15,845     2,157     17,094     4,380      2,536      3,369     3,684
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                  15,845     2,157     17,094     4,380      2,536      3,369     3,684
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    9         3         41         -          -          1         1
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  9         3         41         -          -          1         1
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                   $15,836     2,154     17,053     4,380      2,536      3,368     3,683
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                  411        53        343         -         44         21        36
   Alterity Traditional - Option 2                    -         -         92         -          -          -         -
   Alterity Enhanced                              2,122       545      4,108       141        168         95       153
   Alterity Optional - Option 1                   1,729       221      1,426        36        218         83        16
   Alterity Optional - Option 2                       8         1         24         -         26          2         5
   Dimensions - Option 1                             11         3          1         -          -          -         -
   Dimensions - Option 2                              7         -          7         -          -          -         -
   Dimensions - Option 3                             57         -         31         -          -         39        31
   Dimensions - Option 4                             21         2         87        11          -         21         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -         34         -          -          -         -
   Rewards Traditional                            1,329       308      1,500        62        348        191        16
   Rewards Enhanced                               7,162       164      4,151         7        119        104        55
   Valuemark II and III                           1,407       421      2,484     2,519      1,078      1,871     2,089
   Valuemark IV - Option 1 & 2
   with standard contract charges                 1,125       427      2,370     1,602        533        834     1,180
   Valuemark IV - Option 1 & 2 with GMIB              -         -          3         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         2          -          -         1
   Charter Traditional                              218         9        177         -          2          -         -
   Charter Enhanced                                  87         -        143         -          -          7         3
  Contracts in annuity payment period               142         -         72         -          -        100        98
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                $15,836     2,154     17,053     4,380      2,536      3,368     3,683
=========================================================================================================================

 * Investment shares                              1,634       266      1,820       407        240        322       336
  Investments at cost                           $15,935     2,163     17,288     4,295      2,483      3,285     3,466


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                                                       USAZ
                                                 USAZ       USAZ     TEMPLETON  AZOA VIP   AZOA VIP  AZOA VIP
                                                 PIMCO      PIMCO    DEVELOPED DIVERSIFIED   FIXED    GLOBAL      AZOA VIP
                                             RENAISSANCE  GROWTH AND  MARKETS    ASSETS     INCOME OPPORTUNITIES  GROWTH
                                                 FUND    INCOME FUND   FUND       FUND       FUND      FUND        FUND
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*                $7,712     2,095        197     4,921      9,662        565     3,334
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                   7,712     2,095        197     4,921      9,662        565     3,334
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    1         -          1         2         67          -         1
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  1         -          1         2         67          -         1
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                    $7,711     2,095        196     4,919      9,595        565     3,333
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                   56        21          -       793      1,389         58       154
   Alterity Traditional - Option 2                   55         -          -         -          -          -         -
   Alterity Enhanced                                500        37          -       805        341         59       295
   Alterity Optional - Option 1                     135        59          -       380        658         82       354
   Alterity Optional - Option 2                      10         4          -       100          9          3         -
   Dimensions - Option 1                             21         -          -         -         17         14         -
   Dimensions - Option 2                              -         -          -        10          3          -         -
   Dimensions - Option 3                             17        30          -         -          3          -         1
   Dimensions - Option 4                              -         -          -         -          8         40       108
   Dimensions - Option 5                              -         -          -         -         50          -         1
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                              346        45          -       591        920         42       618
   Rewards Enhanced                                 293         -          -       586        840         66       831
   Valuemark II and III                           3,009     1,253         77       518      2,746         87       361
   Valuemark IV - Option 1 & 2
   with standard contract charges                 3,155       437        119     1,071      2,004        102       610
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                 22         -          -         -          -          -         -
   Charter Traditional                                -        50          -        10         49          -         -
   Charter Enhanced                                   -       131          -         6        173          -         -
  Contracts in annuity payment period                92        28          -        49        385         12         -
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                 $7,711     2,095        196     4,919      9,595        565     3,333
=========================================================================================================================

 * Investment shares                                700       206         19       509        933         87       435
  Investments at cost                            $7,204     2,074        194     5,063      9,823        604     3,598



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                                    AZOA VIP
                                                                                                      MONEY      TOTAL
                                                                                                     MARKET       ALL
                                                                                                      FUND       FUNDS
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*                                                                   $120,702 5,149,778
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                      120,702 5,149,778
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense risk and administrative charges:                                         481     1,297
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                     481     1,297
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                                       $120,221 5,148,481
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                                                                     3,161    45,235
   Alterity Traditional - Option 2                                                                         -       331
   Alterity Enhanced                                                                                   3,932    58,765
   Alterity Optional - Option 1                                                                        4,061    62,384
   Alterity Optional - Option 2                                                                           29       879
   Dimensions - Option 1                                                                                  14       834
   Dimensions - Option 2                                                                                   -       211
   Dimensions - Option 3                                                                                 119     3,086
   Dimensions - Option 4                                                                                  25     1,111
   Dimensions - Option 5                                                                                  52       242
   Dimensions - Option 6                                                                                   -        82
   Rewards Traditional                                                                                15,943    97,895
   Rewards Enhanced                                                                                    8,290    73,007
   Valuemark II and III                                                                               11,940 3,171,592
   Valuemark IV - Option 1 & 2 with standard contract charges                                          6,965 1,473,322
   Valuemark IV - Option 1 & 2 with GMIB                                                                   6       252
   Valuemark IV - Option 3 with standard contract charges                                                  -         -
   Valuemark IV - Option 3 with GMIB                                                                       6       128
   Charter Traditional                                                                                64,956    85,825
   Charter Enhanced                                                                                      639     9,321
  Contracts in annuity payment period                                                                     83    63,979
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                                                                    $120,221 5,148,481
=========================================================================================================================

 * Investment shares                                                                                 120,702   698,911
  Investments at cost                                                                               $120,702 5,769,899



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                                         ALGER      ALGER
                                                AIM V.I.                AIM V.I.               ALGER    AMERICAN   AMERICAN
                                                CAPITAL       AIM     INTERNATIONAL AIM V.I.  AMERICAN  LEVERAGED   MIDCAP
                                             APPRECIATION  V.I. GROWTH   EQUITY      VALUE    GROWTH     ALLCAP     GROWTH
                                                 FUND         FUND        FUND       FUND    PORTFOLIO  PORTFOLIO  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares              $  -        62         15        18         85          -         -
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk
  and administrative charges:
   Alterity Traditional - Option 1                   10        13          4        15          9          6        17
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                 18        15          5        19          9          9        20
   Alterity Optional - Option 1                      13        15          7        22          7          6        26
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         2          -         2          -          -         1
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                               43        33         19        42         55         27        44
   Rewards Enhanced                                  42        26          5        29         29          9        44
   Valuemark II and III                               -       200          -         -        200         90         -
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -       186          -         -        178         88         -
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                -         2         15         1          1          -         1
   Charter Enhanced                                   -         -          -         2          -          -         1
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                    126       492         55       132        488        235       154
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                    (126)     (430)       (40)     (114)      (403)      (235)     (154)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                     767         -        118       268      4,608        595     3,369
  Realized gains (losses) on sales
  of investments, net                              (925)  (11,580)       648      (425)    (6,548)    (5,107)   (1,053)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                          (158)  (11,580)       766      (157)    (1,940)    (4,512)    2,316
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                 (2,002)   (4,755)      (572)     (779)    (2,799)     1,010    (2,609)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains(loss) & unrealized
   appreciation (depreciation)
   on investments, net                           (2,160)  (16,335)       194      (936)    (4,739)    (3,502)     (293)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from operations                      $(2,286)  (16,765)       154    (1,050)    (5,142)    (3,737)     (447)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                            ALGER                                        FRANKLIN    FRANKLIN     FRANKLIN
                                           AMERICAN                                     AGGRESSIVE    GLOBAL       GLOBAL
                                             SMALL      DAVIS VA   DAVIS VA    DAVIS VA   GROWTH  COMMUNICATIONS HEALTH CARE
                                        CAPITALIZATION  FINANCIAL REAL ESTATE   VALUE   SECURITIES  SECURITIES   SECURITIES
                                           PORTFOLIO    PORTFOLIO  PORTFOLIO   PORTFOLIO    FUND       FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares              $  1         3        161        65         17        260        54
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk
  and administrative charges:
   Alterity Traditional - Option 1                    2         8          1        18          -          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                  6        11          3        17          -          -         -
   Alterity Optional - Option 1                       4         9         10        31          -          -         -
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          -          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                                6        25         11        39          -          -         -
   Rewards Enhanced                                   3        19          2        21          -          -         -
   Valuemark II and III                               -         -          -         -         65      4,218       265
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -         -          -         -         59        446       194
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                -         -          -         1          -          1         3
   Charter Enhanced                                   -         -          -         2          -          -         2
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                     21        72         27       129        124      4,665       464
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     (20)      (69)       134       (64)      (107)    (4,405)     (410)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                       -         -         47         -          -     79,107     4,294
  Realized gains (losses) on
   sales of investments, net                       (227)      (74)        (4)      (70)    (4,259)   (85,470)      282
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                          (227)      (74)        43       (70)    (4,259)    (6,363)    4,576
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                   (114)     (286)        20      (270)     1,900   (119,304)  (10,597)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                             (341)     (360)        63      (340)    (2,359)  (125,667)   (6,021)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                     $(361)     (429)       197      (404)    (2,466)  (130,072)   (6,431)
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                               FRANKLIN                          FRANKLIN            FRANKLIN
                                                GROWTH                FRANKLIN   LARGE CAP  FRANKLIN  NATURAL
                                              AND INCOME  FRANKLIN     INCOME     GROWTH     MONEY   RESOURCES   FRANKLIN
                                              SECURITIES HIGH INCOME SECURITIES SECURITIES   MARKET  SECURITIES REAL ESTATE
                                                 FUND       FUND        FUND       FUND       FUND      FUND       FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares          $  2,028    26,335     38,238     1,821     10,073        324     5,354
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk
  and administrative charges:
   Alterity Traditional - Option 1                   13         -          -         -          -          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                 13         -          -         -          -          -         -
   Alterity Optional - Option 1                      16         -          -         -          -          -         -
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              2         -          -         -          -          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                               25         -          -         -          -          -         -
   Rewards Enhanced                                  16         -          -         -          -          -         -
   Valuemark II and III                           7,135     1,438      6,188     2,643      2,440        383     1,361
   Valuemark IV - Option 1 & 2
   with standard contract charges                 1,985       860      1,506     2,151        940        111       528
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                8         5         18         6        343          1         9
   Charter Enhanced                                   5         2          5         5          1          -         2
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                  9,218     2,305      7,717     4,805      3,724        495     1,900
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                  (7,190)   24,030     30,521    (2,984)     6,349       (171)    3,454
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                  59,914         -     32,778    73,610          -          -         -
  Realized gains (losses)
  on sales of investments, net                   (1,289)  (38,534)    (9,546)    2,742          -      1,144        94
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                        58,625   (38,534)    23,232    76,352          -      1,144        94
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                (76,740)   20,820    (55,882) (120,282)         -     (9,642)    4,535
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                          (18,115)  (17,714)   (32,650)  (43,930)         -     (8,498)    4,629
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                  $(25,305)    6,316     (2,129)  (46,914)     6,349     (8,669)    8,083
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)

                                               FRANKLIN                                                         FRANKLIN
                                                RISING    FRANKLIN              FRANKLIN    FRANKLIN  FRANKLIN    ZERO
                                               DIVIDENDS   S&P 500  FRANKLIN   TECHNOLOGY     U.S.      VALUE    COUPON
                                              SECURITIES    INDEX   SMALL CAP  SECURITIES  GOVERNMENT SECURITIES  FUND
                                                 FUND       FUND       FUND       FUND        FUND      FUND      2005
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares            $  261       358      1,404         -     26,604        134     3,354
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk
  and administrative charges:
   Alterity Traditional - Option 1                    8         -         15         -         11          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                 10         -         13         -         10          -         -
   Alterity Optional - Option 1                       8         -         14         -         15          -         -
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          1          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                               22         -         37         -         52          -         -
   Rewards Enhanced                                  19         -         14         -         26          -         -
   Valuemark II and III                           3,348       304      2,187        45      4,183        206       577
   Valuemark IV - Option 1 & 2
   with standard contract charges                 1,084       248      1,618        44      1,069        188       204
   Valuemark IV - Option 1 & 2 with GMIB    -         -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                7         -         12         -         29          3         -
   Charter Enhanced                                   3         -          2         -          8          2         -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                  4,509       552      3,912        89      5,404        399       781
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                  (4,248)     (194)    (2,508)      (89)    21,200       (265)    2,573
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                  18,577         8          -         -          -        673       591
  Realized gains (losses)
  on sales of investments, net                     (363)   (3,450)      (628)   (3,573)     1,025      1,294       523
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                        18,214    (3,442)      (628)   (3,573)     1,025      1,967     1,114
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
   appreciation (depreciation) on investments    22,499    (2,014)   (55,682)      910        (55)       637       211
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                           40,713    (5,456)   (56,310)   (2,663)       970      2,604     1,325
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                   $36,465    (5,650)   (58,818)   (2,752)    22,170      2,339     3,898
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                             FRANKLIN               J.P. MORGAN
                                               ZERO   J.P. MORGAN       U.S.       MUTUAL     MUTUAL  OPPENHEIMER
                                             COUPON  INTERNATIONAL   DISCIPLINED  DISCOVERY   SHARES     GLOBAL   OPPENHEIMER
                                               FUND   OPPORTUNITIES    EQUITY    SECURITIES SECURITIES SECURITIES HIGH INCOME
                                               2010     PORTFOLIO    PORTFOLIO      FUND       FUND     FUND/VA      FUND/VA
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares           $ 3,267        10          8     3,508      7,311         29       152
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                    -         3          4         6         16          6         4
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                  -         1          5         3         13          6         3
   Alterity Optional - Option 1                       -         2          4         8         22         11         4
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          1          -         1
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                                -         2          5        14         25         19        11
   Rewards Enhanced                                   -         2          5         3         20          6         2
   Valuemark II and III                             484         -          -       888      1,928          -         -
   Valuemark IV - Option 1 & 2
   with standard contract charges                   206         -          -     1,529      3,581          -         -
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                -        76          -        12         18          4         -
   Charter Enhanced                                   -         -          -         4          8          -         -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                    690        86         23     2,467      5,632         52        25
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                   2,577       (76)       (15)    1,041      1,679        (23)      127
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                   2,218       133          -    21,688     23,946        540         -
  Realized gains (losses)
  on sales of investments, net                      396       (78)       (84)    3,467      9,796         16       (60)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                         2,614        55        (84)   25,155     33,742        556       (60)
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                 (3,222)     (131)       (68)  (27,616)   (14,287)      (669)      (94)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                             (608)      (76)      (152)   (2,461)    19,455       (113)     (154)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                   $ 1,969      (152)      (167)   (1,420)    21,134       (136)      (27)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)

                                            OPPENHEIMER   PIMCO      PIMCO VIT                        SP STRATEGIC
                                            MAIN STREET  VIT HIGH   STOCKSPLUS    PIMCO    SP JENNISON  PARTNERS   SELIGMAN
                                              GROWTH &     YIELD    GROWTH AND  VIT TOTAL INTERNATIONAL FOCUSED     GLOBAL
                                               INCOME      BOND       INCOME   RETURN BOND   GROWTH      GROWTH   TECHNOLOGY
                                               FUND/VA   PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares              $ 38       162         98       404          2          -        -
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                   14         4          3        17          -          1        13
   Alterity Traditional - Option 2                    -         -          -         -          -          -        -
   Alterity Enhanced                                 12         8          2        13          -          1        13
   Alterity Optional - Option 1                       2         7          4        21          -          -        14
   Alterity Optional - Option 2                       -         -          -         -          -          -        -
   Dimensions - Option 1                              -         -          -         1          -          -        -
   Dimensions - Option 2                              -         -          -         -          -          -        -
   Dimensions - Option 3                              1         -          -         5          -          -        -
   Dimensions - Option 4                              -         -          -         -          -          -        -
   Dimensions - Option 5                              -         -          -         -          -          -        -
   Dimensions - Option 6                              -         -          -         -          -          -        -
   Rewards Traditional                               31         6          2        55          1          1        30
   Rewards Enhanced                                  27         3          3        19          -          2        16
   Valuemark II and III                               -         2          1         8          -          -        -
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -         3          -         4          -          1        -
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -        -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -        -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -        -
   Charter Traditional                                1         -          -         3          5          -         -
   Charter Enhanced                                   -         -          -         2          -          -        -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                     88        33         15       148          6          6        86
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     (50)      129         83       256         (4)        (6)      (86)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain distributions
        on mutual funds                               -         -          -       493          -         -      1,166
  Realized gains (losses)
  on sales of investments, net                     (481)      (24)      (130)      (19)       504        (40)     (841)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
  on investments, net                              (481)      (24)      (130)      474        504        (40)      325
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                   (424)      (41)      (101)     (431)        (4)       (30)   (1,829)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                             (905)      (65)      (231)       43        500        (70)   (1,504)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                     $(955)       64       (148)      299        496        (76)   (1,590)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                                                    TEMPLETON  TEMPLETON                        TEMPLETON
                                             SELIGMAN   TEMPLETON  DEVELOPING   GLOBAL  TEMPLETON   TEMPLETON   INTERNATIONAL
                                             SMALL-CAP    ASSET      MARKETS     INCOME   GROWTH  INTERNATIONAL  SMALLER
                                               VALUE    STRATEGY   SECURITIES SECURITIES SECURITIES SECURITIES   COMPANIES
                                             PORTFOLIO    FUND        FUND       FUND      FUND       FUND        FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares           $     -       514        756     1,843      9,373     13,420       563
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                    9         -          1         -          6          -        -
   Alterity Traditional - Option 2                    -         -          -         -          -          -        -
   Alterity Enhanced                                 11         -          1         -          8          -        -
   Alterity Optional - Option 1                      11         -          2         -         11          -        -
   Alterity Optional - Option 2                       -         -          -         -          -          -        -
   Dimensions - Option 1                              -         -          -         -          -          -        -
   Dimensions - Option 2                              -         -          -         -          -          -        -
   Dimensions - Option 3                              1         -          -         -          1          -        -
   Dimensions - Option 4                              -         -          -         -          -          -        -
   Dimensions - Option 5                              -         -          -         -          -          -        -
   Dimensions - Option 6                              -         -          -         -          -          -        -
   Rewards Traditional                               39         -          1         -          9          -        -
   Rewards Enhanced                                  19         -          2         -          9          -        -
   Valuemark II and III                               -       266        719       584      4,299      4,880       109
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -       194        326       138      2,203      1,136       120
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -        -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -        -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -        -
   Charter Traditional                                1         -         49         4         25        105        11
   Charter Enhanced                                   1         1          2         -          6          5         1
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                     92       461      1,103       726      6,577      6,126       241
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     (92)       53       (347)    1,117      2,796      7,294       322
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                      25     3,348          -         -     78,164    100,569         -
  Realized gains (losses)
  on sales of investments, net                       22    (2,556)   (20,050)   (1,870)    (6,848)  (113,359)     (682)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
  on investments, net                                47       792    (20,050)   (1,870)    71,316    (12,790)     (682)
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                  1,597    (5,397)    15,899     1,227    (87,499)   (72,175)     (199)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                            1,644    (4,605)    (4,151)     (643)   (16,183)   (84,965)     (881)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                    $1,552    (4,552)    (4,498)      474    (13,387)   (77,671)     (559)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                              TEMPLETON
                                                PACIFIC  VAN KAMPEN  VAN KAMPEN VAN KAMPEN USAZ ALGER              USAZ
                                                GROWTH       LIT     LIT GROWTH  EMERGING   AMERICAN USAZ ALGER VAN KAMPEN
                                              SECURITIES ENTERPRISE  AND INCOME   GROWTH     GROWTH    GROWTH     GROWTH
                                                 FUND     PORTFOLIO   PORTFOLIO  PORTFOLIO    FUND      FUND       FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares           $ 1,025         2          1         -          -          -         -
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                    -         2          3         1          2          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                  -         3          3         8          8          1         1
   Alterity Optional - Option 1                       -         1          9         4          6          4         2
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          -          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                                -         7         20         4          7          4         2
   Rewards Enhanced                                   -         2          5        26          3          1        21
   Valuemark II and III                              91         -          -         3          5          2         1
   Valuemark IV - Option 1 & 2
   with standard contract charges                    25         -          -         4          4          4         2
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                -         -          -         -          -          -         -
   Charter Enhanced                                   -         -          -         -          1          -         -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                    116        15         40        50         36         16        29
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     909       (13)       (39)      (50)       (36)       (16)      (29)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                       -        71         15         -          -          -         -
  Realized gains (losses)
  on sales of investments, net                   (8,572)     (179)        (8)      (41)       (51)       (18)      (19)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                        (8,572)     (179)        (8)      (41)       (51)       (18)      (19)
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                  3,796       (52)       (74)     (259)      (105)       (25)       26
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                           (4,776)     (231)       (82)     (300)      (156)       (43)        7
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                   $(3,867)     (244)      (121)     (350)      (192)       (59)      (22)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                            USAZ
                                                                                 USAZ     ALLIANCE      USAZ
                                               USAZ        USAZ        USAZ    ALLIANCE    CAPITAL    ALLIANCE      USAZ
                                            VAN KAMPEN  VAN KAMPEN  VAN KAMPEN  CAPITAL   LARGE CAP    CAPITAL      PIMCO
                                            GROWTH AND  AGGRESSIVE   COMSTOCK  TECHNOLOGY   GROWTH    GROWTH AND    VALUE
                                            INCOME FUND GROWTH FUND    FUND       FUND       FUND     INCOME FUND    FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares             $  63         -         51         -          -          5         1
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                    2         -          2         -          -          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                  8         2         22         -          -          -         -
   Alterity Optional - Option 1                       8         1          9         -          -          -         -
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          -          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                               11         2         11         -          -          -         -
   Rewards Enhanced                                  86         1         40         -          -          -         -
   Valuemark II and III                               5         1         13         4          2         11         4
   Valuemark IV - Option 1 & 2
   with standard contract charges                     4         1         13         3          1          1         2
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                1         -          -         -          -          -         -
   Charter Enhanced                                   -         -          -         -          -          -         -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                    125         8        110         7          3         12         6
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     (62)       (8)       (59)       (7)        (3)        (7)       (5)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain distributions
        on mutual funds                               -          -        34         -          -          -         -
  Realized gains (losses)
  on sales of investments, net                      (31)       (5)       (47)        -          -          1         3
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                           (31)       (5)       (13)        -          -          1         3
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                    (90)       (6)      (194)       85         53         84       218
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                             (121)      (11)      (207)       85         53         85       221
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                     $(183)      (19)      (266)       78         50         78       216
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                                                        USAZ
                                                USAZ        USAZ      TEMPLETON  AZOA VIP   AZOA VIP   AZOA VIP
                                                PIMCO       PIMCO     DEVELOPED DIVERSIFIED   FIXED     GLOBAL     AZOA VIP
                                             RENAISSANCE GROWTH AND    MARKETS    ASSETS     INCOME  OPPORTUNITIES  GROWTH
                                                FUND     INCOME FUND    FUND       FUND       FUND       FUND         FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares             $   -         5          -       100        295          -         9
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                    -         -          -         6         16          1         2
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                  -         -          -         5          3          -         2
   Alterity Optional - Option 1                       -         -          -         2          8          1         1
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          -          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                                -         -          -         3         14          1         4
   Rewards Enhanced                                   -         -          -         1         14          1         3
   Valuemark II and III                               5         8          -        10         26          -         5
   Valuemark IV - Option 1 & 2
   with standard contract charges                     6         1          -         7         33          -         6
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                -         -          -         -          -          -         -
   Charter Enhanced                                   -         -          -         -          2          -         -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                     11         9          -        34        116          4        23
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     (11)       (4)         -        66        179         (4)      (14)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                       -         -          -         -         59          -         -
  Realized gains (losses)
  on sales of investments, net                        6         -          4       (64)        50        (13)     (137)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                             6         -          4       (64)       109        (13)     (137)
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                    508        20          3       (33)      (189)       (25)      (97)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                              514        20          7       (97)       (80)       (38)     (234)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                      $503        16          7       (31)        99        (42)     (248)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                                    AZOA VIP
                                                                                                      MONEY      TOTAL
                                                                                                     MARKET       ALL
                                                                                                      FUND       FUNDS
----------------------------------------------------------------------------------------------------------------------------------
Assets:
  Dividends reinvested in fund shares                                                                   $795   160,839
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                                                                        27       321
   Alterity Traditional - Option 2                                                                         -         -
   Alterity Enhanced                                                                                      35       379
   Alterity Optional - Option 1                                                                           39       421
   Alterity Optional - Option 2                                                                            -         -
   Dimensions - Option 1                                                                                   -         1
   Dimensions - Option 2                                                                                   -         -
   Dimensions - Option 3                                                                                   1        19
   Dimensions - Option 4                                                                                   -         -
   Dimensions - Option 5                                                                                   -         -
   Dimensions - Option 6                                                                                   -         -
   Rewards Traditional                                                                                   229     1,050
   Rewards Enhanced                                                                                       76       722
   Valuemark II and III                                                                                   19    51,859
   Valuemark IV - Option 1 & 2 with standard contract charges                                             13    23,258
   Valuemark IV - Option 1 & 2 with GMIB                                                                   -         -
   Valuemark IV - Option 3 with standard contract charges                                                  -         -
   Valuemark IV - Option 3 with GMIB                                                                       -         -
   Charter Traditional                                                                                    79       860
   Charter Enhanced                                                                                        -        75
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                                                         518    78,965
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                                                                          277   (81,874)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds                                                      -   511,793
  Realized gains (losses) on sales of investments, net                                                     -  (307,501)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
   on investments, net                                                                                     -   204,292
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                                                                           -  (603,692)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains(loss) & unrealized
   appreciation (depreciation) on investments, net                                                         -  (399,400)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                                   $277  (317,526)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)

                                                AIM V.I.                             AIM V.I.
                                        CAPITAL APPRECIATION       AIM V.I.      INTERNATIONAL EQUITY       AIM V.I.
                                                  FUND           GROWTH FUND            FUND               VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $   (126)     (26)       (430)   (623)        (40)      (6)       (114)    (16)
      Realized gains (losses)
      on investments, net                   (158)     167     (11,580)  1,174         766      123        (157)    154
      Net change in unrealized appreciation
       (depreciation) on investments      (2,002)  (1,267)     (4,755)(15,376)       (572)    (456)       (779)   (621)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (2,286)  (1,126)    (16,765)(14,825)        154     (339)     (1,050)   (483)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    5,017    6,777       6,179   8,833       2,451    2,084       9,630   3,741
      Transfers between funds                570      856      (6,303) 50,074        (846)     283       1,873     862
      Surrenders and terminations           (281)     (58)     (5,257) (6,181)        (83)     (20)       (271)    (39)
      Rescissions                           (175)     (37)        (92)   (262)        (69)      (5)       (731)    (70)
      Bonus                                  128      346         125     211          48       95         193     126
      Other transactions (note 2)             (1)       -         (15)    (12)          -        -          (1)     -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in
        net assets resulting
        from contract transactions         5,258    7,884      (5,363) 52,663       1,501    2,437      10,693   4,620
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          2,972    6,758     (22,128) 37,838       1,655    2,098       9,643   4,137
Net assets at beginning of period          6,758        -      47,697   9,859       2,098        -       4,137      -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $ 9,730    6,758      25,569  47,697       3,753    2,098      13,780   4,137
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                               ALGER AMERICAN      ALGER AMERICAN   ALGER AMERICAN SMALL
                                         ALGER AMERICAN          LEVERAGED         MIDCAP GROWTH       CAPITALIZATION
                                        GROWTH PORTFOLIO      ALLCAP PORTFOLIO       PORTFOLIO            PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $   (403)    (455)       (235)   (327)       (154)     (20)        (20)     (1)
      Realized gains (losses)
      on investments, net                 (1,940)   3,635      (4,512)  1,250       2,316       11        (227)     52
      Net change in unrealized
        appreciation (depreciation)
        on investments                    (2,799) (10,582)      1,010  (9,927)     (2,609)    (219)       (114)   (194)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (5,142)  (7,402)     (3,737) (9,004)       (447)    (228)       (361)   (143)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    2,409    6,148       1,508   4,399       7,374    5,154       1,742     747
      Transfers between funds             (5,221)  32,769      (4,008) 21,150       2,939      725        (162)    153
      Surrenders and terminations         (4,461)  (4,525)     (2,260) (3,297)       (299)     (54)        (24)     (7)
      Rescissions                            (99)    (103)        (73)    (61)       (509)     (53)       (182)      -
      Bonus                                   79      235          55     137         160      218          36      25
      Other transactions (note 2)            (11)      (9)         (7)     (7)         (1)       -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions        (7,304)  34,515      (4,785) 22,321       9,664    5,990       1,410     918
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (12,446)  27,113      (8,522) 13,317       9,217    5,762       1,049     775
Net assets at beginning of period         37,546   10,433      20,818   7,501       5,762        -         775       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $ 25,100   37,546      12,296  20,818      14,979    5,762       1,824     775
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                   DAVIS VA                                 FRANKLIN
                                              DAVIS VA            REAL ESTATE          DAVIS VA        AGGRESSIVE GROWTH
                                         FINANCIAL PORTFOLIO       PORTFOLIO        VALUE PORTFOLIO     SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net        $ (69)      (3)        134       6         (64)      (8)       (107)    (60)
      Realized gains (losses)
      on investments, net                    (74)      48          43      18         (70)      28      (4,259)   (473)
      Net change in unrealized appreciation
       (depreciation) on investments        (286)     191          20      48        (270)      43       1,900  (4,235)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                     (429)     236         197      72        (404)      63      (2,466) (4,768)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    4,012    1,283       2,520   1,692       8,745    2,697         399     465
      Transfers between funds              1,478    1,283         179      44       4,251      727      (2,617) 16,960
      Surrenders and terminations           (212)     (24)       (103)    (27)       (201)     (16)     (1,245)   (306)
      Rescissions                            (46)     (39)        (13)   (242)        (93)     (66)          -       -
      Bonus                                   95       45          66      49         129       86           -       -
      Other transactions (note 2)              -        -           -       -           -        -          (3)      -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions         5,327    2,548       2,649   1,516      12,831    3,428      (3,466) 17,119
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          4,898    2,784       2,846   1,588      12,427    3,491      (5,932) 12,351
Net assets at beginning of period          2,784        -       1,588       -       3,491        -      12,351       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $7,682    2,784       4,434   1,588      15,918    3,491       6,419  12,351
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                              FRANKLIN         FRANKLIN GLOBAL   FRANKLIN GROWTH
                                        GLOBAL COMMUNICATIONS    HEALTH CARE         AND INCOME            FRANKLIN
                                           SECURITIES FUND     SECURITIES FUND    SECURITIES FUND       HIGH INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $ (4,405)   6,285        (410)   (391)     (7,190)  38,818      24,030   (2,100)
      Realized gains (losses)
      on investments, net                 (6,363) 184,430       4,576   1,909      58,625   98,723     (38,534) (38,973)
      Net change in unrealized
        appreciation (depreciation)
        on investments                  (119,304)(452,896)    (10,597)  9,915     (76,740) (31,093)     20,820   11,375
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                 (130,072)(262,181)     (6,431) 11,433     (25,305) 106,448       6,316  (29,698)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    1,023    4,766         729   1,118      12,275    6,516       3,030    2,301
      Transfers between funds            (35,224)  11,165      (4,923) 22,546         (46) (46,211)     (7,353) (19,980)
      Surrenders and terminations        (72,181)(177,607)     (6,103) (4,060)   (125,512)(203,679)    (34,962) (64,551)
      Rescissions                             (6)    (461)        (11)    (47)       (279)    (238)        (48)    (215)
      Bonus                                    1        -           -       -         179       31           -        -
      Other transactions (note 2)           (234)    (351)        (13)     (9)       (297)    (324)        (67)     (87)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions      (106,621)(162,488)    (10,321) 19,548    (113,680)(243,905)    (39,400) (82,532)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (236,693)(424,669)    (16,752) 30,981    (138,985)(137,457)    (33,084)(112,230)
Net assets at beginning of period        478,743  903,412      41,664  10,683     739,646  877,103     172,885  285,115
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $242,050  478,743      24,912  41,664     600,661  739,646     139,801  172,885
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                   FRANKLIN                                FRANKLIN
                                              FRANKLIN         LARGE CAP GROWTH        FRANKLIN         NATURAL RESOURCES
                                       INCOME SECURITIES FUND   SECURITIES FUND    MONEY MARKET FUND    SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $ 30,521    68,097      (2,984)  (3,912)      6,349    12,226        (171)   (320)
      Realized gains (losses)
      on investments, net                 23,232    16,322      76,352   39,748           -         -       1,144   1,997
      Net change in unrealized
        appreciation (depreciation)
        on investments                   (55,882)   18,797    (120,282) (19,040)          -         -      (9,642) 10,450
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (2,129)  103,216     (46,914)  16,796       6,349    12,226      (8,669) 12,127
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    5,278     4,199       2,866    6,594      63,044    20,974         246     558
      Transfers between funds             (2,188)  (46,170)    (28,336)  64,766     (25,523)   42,276      (5,765)  1,652
      Surrenders and terminations       (109,810) (176,655)    (51,149) (72,326)   (132,677) (148,303)     (6,337) (8,899)
      Rescissions                           (160)     (546)        (26)    (265)         (1)   (1,070)         (3)      -
      Bonus                                    2         -           -        -           -         -           -       -
      Other transactions (note 2)           (256)     (286)       (121)    (129)        (77)      (82)        (19)    (22)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions      (107,134) (219,458)    (76,766)  (1,360)    (95,234)  (86,205)    (11,878) (6,711)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (109,263) (116,242)   (123,680)  15,436     (88,885)  (73,979)    (20,547)  5,416
Net assets at beginning of period        602,667   718,909     394,312  378,876     271,886   345,865      44,866  39,450
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $493,404   602,667     270,632  394,312     183,001   271,886      24,319  44,866
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                   FRANKLIN
                                              FRANKLIN         RISING DIVIDENDS    FRANKLIN S&P 500        FRANKLIN
                                          REAL ESTATE FUND      SECURITIES FUND       INDEX FUND        SMALL CAP FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net      $ 3,454    7,775      (4,248)   7,620        (194)    (510)     (2,508)  (6,570)
      Realized gains (losses)
      on investments, net                     94     (864)     18,214   41,052      (3,442)     (62)       (628)  96,703
      Net change in unrealized appreciation
       (depreciation) on investments       4,535   29,768      22,499    4,876      (2,014)  (3,493)    (55,682)(159,623)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                    8,083   36,679      36,465   53,548      (5,650)  (4,065)    (58,818) (69,490)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    1,410    2,404       8,657    2,390       1,309    2,110       7,862   11,337
      Transfers between funds             (3,227)  (8,782)     10,470  (38,780)     10,995   36,340     (12,603)  36,962
      Surrenders and terminations        (22,772) (35,211)    (59,330) (95,725)     (7,293)  (6,331)    (48,626) (78,307)
      Rescissions                            (11)    (106)       (179)    (215)         (1)     (45)       (127)    (260)
      Bonus                                    1        -         173       15           2        -         100      196
      Other transactions (note 2)            (60)     (62)       (131)    (136)        (15)     (11)       (114)    (141)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions       (24,659) (41,757)    (40,340)(132,451)      4,997   32,063     (53,508) (30,213)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (16,576)  (5,078)     (3,875) (78,903)       (653)  27,998    (112,326) (99,703)
Net assets at beginning of period        143,235  148,313     328,067  406,970      42,166   14,168     364,580  464,283
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $126,659  143,235     324,192  328,067      41,513   42,166     252,254  364,580
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                         FRANKLIN TECHNOLOGY    FRANKLIN U.S.     FRANKLIN VALUE   FRANKLIN ZERO COUPON
                                           SECURITIES FUND    GOVERNMENT FUND     SECURITIES FUND        FUND 2000
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net       $  (89)     (53)     21,200    (5,399)       (265)    (136)          -   2,962
      Realized gains (losses)
      on investments, net                 (3,573)    (254)      1,025    (9,520)      1,967      386           -  (7,321)
      Net change in unrealized
       appreciation (depreciation)
       on investments                        910   (3,705)        (55)   53,735         637    3,212           -   6,377
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (2,752)  (4,012)     22,170    38,816       2,339    3,462           -   2,018
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                      231      453      15,516     4,621       1,507      465           -     160
      Transfers between funds                196   12,281      20,054   (19,493)     14,520    7,043           - (44,460)
      Surrenders and terminations         (1,023)    (468)    (71,435) (101,827)     (5,254)  (3,180)          - (17,061)
      Rescissions                              -      (83)       (372)     (472)        (83)      (1)          -       -
      Bonus                                    -        -         226       112          10        -           -       -
      Other transactions (note 2)             (3)       -        (146)     (154)         (9)      (4)          -     (20)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions          (599)  12,183     (36,157) (117,213)     10,691    4,323           - (61,387)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (3,351)   8,171     (13,987)  (78,397)     13,030    7,785           - (59,369)
Net assets at beginning of period          8,171        -     383,755   462,152      18,528   10,743           -  59,369
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $ 4,820    8,171     369,768   383,755      31,558   18,528           -       -
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                                      J.P. MORGAN
                                              FRANKLIN             FRANKLIN          INTERNATIONAL        J.P. MORGAN
                                            ZERO COUPON           ZERO COUPON        OPPORTUNITIES      U.S. DISCIPLINED
                                             FUND 2005             FUND 2010           PORTFOLIO        EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $  2,573     (708)      2,577    (696)        (76)      (2)        (15)      -
      Realized gains (losses)
      on investments, net                  1,114      741       2,614  (3,028)         55       10         (84)      -
      Net change in unrealized appreciation
       (depreciation) on investments         211    5,482      (3,222) 11,831        (131)     (46)        (68)    (67)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                    3,898    5,515       1,969   8,107        (152)     (38)       (167)    (67)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    1,570      106       2,037     472         644      540       1,444     626
      Transfers between funds              2,305    1,357      (2,141) (4,809)       (180)      77        (133)     55
      Surrenders and terminations         (9,172) (10,527)     (7,568)(12,224)          2       (1)        (44)     (6)
      Rescissions                            (12)      (2)         (4)     (2)        (23)     (28)         (3)    (10)
      Bonus                                    -        -           -       -          15       15          22      28
      Other transactions (note 2)            (18)     (18)        (17)    (19)          -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions        (5,327)  (9,084)     (7,693)(16,582)        458      603       1,286     693
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (1,429)  (3,569)     (5,724) (8,475)        306      565       1,119     626
Net assets at beginning of period         55,860   59,429      52,252  60,727         565        -         626       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $54,431   55,860      46,528  52,252         871      565       1,745     626
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                          MUTUAL DISCOVERY       MUTUAL SHARES    OPPENHEIMER GLOBAL      OPPENHEIMER
                                           SECURITIES FUND      SECURITIES FUND   SECURITIES FUND/VA  HIGH INCOME FUND/VA
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $   1,041   2,816       1,679   5,197         (23)     (20)        127      (5)
      Realized gains (losses)
      on investments, net                 25,155    6,320      33,742  20,181         556       13         (60)      -
      Net change in unrealized appreciation
       (depreciation) on investments     (27,616)   6,943     (14,287) 15,515        (669)    (147)        (94)    (37)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (1,420)  16,079      21,134  40,893        (136)    (154)        (27)    (42)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    4,918    2,097      16,077   4,741       6,266    3,256       3,304   1,035
      Transfers between funds               (892)   3,092      13,945 (24,409)      2,625      550         580      22
      Surrenders and terminations        (22,808) (31,654)    (47,841)(64,011)       (393)     (23)       (283)    (25)
      Rescissions                           (116)     (36)       (262) (1,869)        (66)     (80)       (343)     (6)
      Bonus                                   70       12         248       4          89      133          66      51
      Other transactions (note 2)            (56)     (60)       (121)   (123)          -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions       (18,884) (26,549)    (17,954)(85,667)      8,521    3,836       3,324   1,077
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (20,304) (10,470)      3,180 (44,774)      8,385    3,682       3,297   1,035
Net assets at beginning of period        180,435  190,905     376,588 421,362       3,682        -       1,035       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $160,131  180,435     379,768 376,588      12,067    3,682       4,332   1,035
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                             OPPENHEIMER           PIMCO VIT           PIMCO VIT           PIMCO VIT
                                        MAIN STREET GROWTH &    HIGH YIELD BOND    STOCKSPLUS GROWTH   TOTAL RETURN BOND
                                           INCOME FUND/VA          PORTFOLIO     AND INCOME PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $    (50)     (28)        129      17          83       24         256      26
      Realized gains (losses)
      on investments, net                   (481)       3         (24)      1        (130)       -         474       4
      Net change in unrealized appreciation
       (depreciation) on investments        (424)    (557)        (41)    (25)       (101)    (138)       (431)     35
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                     (955)    (582)         64      (7)       (148)    (114)        299      65
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                   10,691    4,651       3,621     579       2,269      755      14,127   1,553
      Transfers between funds              2,729    1,534       3,282      20       1,465      119      11,623      86
      Surrenders and terminations           (532)     (45)       (209)      -         (86)      (8)       (334)    (15)
      Rescissions                           (710)     (39)        (37)      -         (20)     (28)       (237)      -
      Bonus                                  224      218          41      10          48       32         370      90
      Other transactions (note 2)             (1)       -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions        12,401    6,319       6,698     609       3,676      870      25,549   1,714
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         11,446    5,737       6,762     602       3,528      756      25,848   1,779
Net assets at beginning of period          5,737        -         602       -         756        -       1,779       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $17,183    5,737       7,364     602       4,284      756      27,627   1,779
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)


                                                           SP STRATEGIC PARTNERS
                                              SP JENNISON         FOCUSED         SELIGMAN GLOBAL    SELIGMAN SMALL-CAP
                                        INTERNATIONAL GROWTH  GROWTH PORTFOLIO  TECHNOLOGY PORTFOLIO   VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net        $  (4)       -          (6)      -         (86)     (24)        (92)     (8)
      Realized gains (losses)
      on investments, net                    504        -         (40)      -         325      114          47      22
      Net change in unrealized appreciation
       (depreciation) on investments          (4)       -         (30)      -      (1,829)  (1,443)      1,597     142
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                      496        -         (76)      -      (1,590)  (1,353)      1,552     156
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                      284        -         860       -       3,450    5,208       6,937   1,294
      Transfers between funds                286        -         966       -         771      924       4,001     171
      Surrenders and terminations           (228)       -          (2)      -        (173)     (45)       (218)    (20)
      Rescissions                              -        -          (2)      -        (129)     (79)       (176)     (8)
      Bonus                                    8        -          20       -          84      169         180      67
      Other transactions (note 2)              -        -           -       -          (1)       -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions           350        -       1,842       -       4,002    6,177      10,724   1,504
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            846        -       1,766       -       2,412    4,824      12,276   1,660
Net assets at beginning of period              -        -           -       -       4,824        -       1,660       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $ 846        -       1,766       -       7,236    4,824      13,936   1,660
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                  TEMPLETON           TEMPLETON
                                           TEMPLETON ASSET   DEVELOPING MARKETS     GLOBAL INCOME      TEMPLETON GROWTH
                                            STRATEGY FUND      SECURITIES FUND     SECURITIES FUND      SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net         $ 53     (612)       (347)   (634)      1,117     (823)      2,796     2,320
      Realized gains (losses)
      on investments, net                    792     (754)    (20,050)(10,051)     (1,870)  (4,123)     71,316    79,505
      Net change in unrealized appreciation
       (depreciation) on investments      (5,397)    (147)     15,899 (36,805)      1,227    6,052     (87,499)  (86,038)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (4,552)  (1,513)     (4,498)(47,490)        474    1,106     (13,387)   (4,213)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                      150      923       1,321   2,112         254      480       8,605     6,583
      Transfers between funds             (4,198)  (4,875)     (8,045)(10,061)     (3,639)  (5,518)    (18,884)  (11,363)
      Surrenders and terminations         (6,875)  (9,633)    (16,910)(32,079)    (11,648) (19,031)    (87,372) (137,782)
      Rescissions                              -      (40)         (6)   (172)          -     (140)       (154)     (154)
      Bonus                                    -        -          21       5           -        -          85        16
      Other transactions (note 2)            (15)     (20)        (46)    (65)        (26)     (31)       (199)     (232)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions       (10,938) (13,645)    (23,665)(40,260)    (15,059) (24,240)    (97,919) (142,932)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (15,490) (15,158)    (28,163)(87,750)    (14,585) (23,134)   (111,306) (147,145)
Net assets at beginning of period         42,786   57,944      91,689 179,439      58,531   81,665     521,531   668,676
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $ 27,296   42,786      63,526  91,689      43,946   58,531     410,225   521,531
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)

                                              TEMPLETON           TEMPLETON       TEMPLETON PACIFIC
                                            INTERNATIONAL       INTERNATIONAL           GROWTH            VAN KAMPEN LIT
                                           SECURITIES FUND  SMALLER COMPANIES FUND  SECURITIES FUND    ENTERPRISE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $  7,294   (8,052)        322      83         909     (866)        (13)     (4)
      Realized gains (losses)
      on investments, net                (12,790) 161,623        (682)    537      (8,572)  (9,301)       (179)     (3)
      Net change in unrealized
        appreciation (depreciation)
        on investments                   (72,175)(197,938)       (199)   (752)      3,796   (8,300)        (52)   (182)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                  (77,671) (44,367)       (559)   (132)     (3,867) (18,467)       (244)   (189)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    5,311    5,236         525     543         100      858         602     974
      Transfers between funds                741  (13,352)     (3,710)  1,101     (40,099)  (6,184)       (545)    110
      Surrenders and terminations        (90,925)(160,091)     (2,642) (4,661)     (2,729) (18,580)        (75)    (15)
      Rescissions                            (23)    (459)          -     (38)         (1)     (39)        (36)      -
      Bonus                                    4        -           -       -           -        1          24      45
      Other transactions (note 2)           (223)    (263)         (6)     (7)         (9)     (40)          -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions       (85,115)(168,929)     (5,833) (3,062)    (42,738) (23,984)        (30)  1,114
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (162,786)(213,296)     (6,392) (3,194)    (46,605) (42,451)       (274)    925
Net assets at beginning of period        517,324  730,620      19,140  22,334      46,605   89,056         925       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $ 354,538 517,324      12,748  19,140           -   46,605         651     925
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                           VAN KAMPEN LIT
                                          GROWTH AND INCOME  VAN KAMPEN EMERGING      USAZ ALGER          USAZ ALGER
                                              PORTFOLIO        GROWTH PORTFOLIO  AMERICAN GROWTH FUND     GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net       $  (39)      13         (50)      -         (36)       -         (16)      -
      Realized gains (losses)
      on investments, net                     (8)      77         (41)      -         (51)       -         (18)      -
      Net change in unrealized appreciation
       (depreciation) on investments         (74)       -        (259)      -        (105)       -         (25)      -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                     (121)      90        (350)      -        (192)       -         (59)      -
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    2,014    1,268       5,947       -       3,079        -       1,179       -
      Transfers between funds             (1,396)     347       4,572       -       3,336        -       1,821       -
      Surrenders and terminations            (57)     (12)       (163)      -         (93)       -         (95)      -
      Rescissions                            (22)     (17)       (133)      -         (17)       -         (19)      -
      Bonus                                  108       61         146       -          60        -          26       -
      Other transactions (note 2)              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions           647    1,647      10,369       -       6,365        -       2,912       -
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            526    1,737      10,019       -       6,173        -       2,853       -
Net assets at beginning of period          1,737        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $2,263    1,737      10,019       -       6,173        -       2,853       -
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)

                                                               USAZ VAN KAMPEN     USAZ VAN KAMPEN
                                           USAZ VAN KAMPEN        GROWTH AND          AGGRESSIVE        USAZ VAN KAMPEN
                                             GROWTH FUND         INCOME FUND          GROWTH FUND        COMSTOCK FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net       $  (29)       -         (62)      -          (8)       -         (59)      -
      Realized gains (losses)
      on investments, net                    (19)       -         (31)      -          (5)       -         (13)      -
      Net change in unrealized appreciation
       (depreciation) on investments          26        -         (90)      -          (6)       -        (194)      -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                      (22)       -        (183)      -         (19)       -        (266)      -
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    3,114        -       9,996       -       1,181        -       9,923       -
      Transfers between funds              2,399        -       6,225       -       1,041        -       7,599       -
      Surrenders and terminations           (126)       -        (395)      -         (24)       -        (268)      -
      Rescissions                            (40)       -        (132)      -         (49)       -        (176)      -
      Bonus                                  130        -         325       -          24        -         241       -
      Other transactions (note 2)              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions         5,477        -      16,019       -       2,173        -      17,319       -
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          5,455        -      15,836       -       2,154        -      17,053       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $5,455        -      15,836       -       2,154        -      17,053       -
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                 USAZ ALLIANCE       USAZ ALLIANCE
                                        USAZ ALLIANCE CAPITAL  CAPITAL LARGE CAP    CAPITAL GROWTH        USAZ PIMCO
                                           TECHNOLOGY FUND        GROWTH FUND       AND INCOME FUND       VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net       $   (7)       -          (3)      -          (7)       -          (5)      -
      Realized gains (losses)
      on investments, net                      -        -           -       -           1        -           3       -
      Net change in unrealized appreciation
       (depreciation) on investments          85        -          53       -          84        -         218       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                       78        -          50       -          78        -         216       -
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                      195        -         462       -         273        -         224       -
      Transfers between funds              4,116        -       2,023       -       3,046        -       3,346       -
      Surrenders and terminations             (9)       -         (11)      -         (35)       -         (90)      -
      Rescissions                              -        -           -       -          (2)       -         (13)      -
      Bonus                                    -        -          12       -           8        -           -       -
      Other transactions (note 2)              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions         4,302        -       2,486       -       3,290        -       3,467       -
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          4,380        -       2,536       -       3,368        -       3,683       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $4,380        -       2,536       -       3,368        -       3,683       -
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                  USAZ PIMCO
                                             USAZ PIMCO        GROWTH AND INCOME    USAZ TEMPLETON   AZOA VIP DIVERSIFIED
                                          RENAISSANCE FUND           FUND       DEVELOPED MARKETS FUND    ASSETS FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net       $  (11)       -          (4)      -           -        -          66      45
      Realized gains (losses)
      on investments, net                      6        -           -       -           4        -         (64)    102
      Net change in unrealized appreciation
       (depreciation) on investments         508        -          20       -           3        -         (33)   (111)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                      503        -          16       -           7        -         (31)     36
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    1,006        -         116       -           -        -       2,396     349
      Transfers between funds              6,368        -       1,965       -         189        -         888   1,675
      Surrenders and terminations           (169)       -          (4)      -           -        -        (385)   (155)
      Rescissions                            (13)       -           -       -           -        -          (3)      -
      Bonus                                   16        -           2       -           -        -          44       2
      Other transactions (note 2)              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions         7,208        -       2,079       -         189        -       2,940   1,871
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          7,711        -       2,095       -         196        -       2,909   1,907
Net assets at beginning of period              -        -           -       -           -        -       2,010     103
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $7,711        -       2,095       -         196        -       4,919   2,010
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                           AZOA VIP FIXED       AZOA VIP GLOBAL       AZOA VIP              AZOA VIP
                                             INCOME FUND      OPPORTUNITIES FUND     GROWTH FUND        MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net      $   179       36          (4)      -         (14)      (8)        277      76
      Realized gains (losses)
      on investments, net                    109       43         (13)      -        (137)      21           -       -
      Net change in unrealized appreciation
       (depreciation) on investments        (189)      28         (25)    (16)        (97)    (182)          -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                       99      107         (42)    (16)       (248)    (169)        277      76
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    3,999      395         231     103       1,840      337      41,862  19,581
      Transfers between funds              5,128    1,045         277      (1)        582      912      70,277  (8,475)
      Surrenders and terminations         (1,206)    (119)          8       -        (166)    (125)     (3,344)    (72)
      Rescissions                            (78)       -           -       -           -      (32)     (2,367)   (406)
      Bonus                                   82       14           3       2          65        6       1,727   1,085
      Other transactions (note 2)              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions         7,925    1,335         519     104       2,321    1,098     108,155  11,713
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          8,024    1,442         477      88       2,073      929     108,432  11,789
Net assets at beginning of period          1,571      129          88       -       1,260      331      11,789       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $9,595    1,571         565      88       3,333    1,260     120,221  11,789
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                                                        TOTAL ALL FUNDS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net                                                                   $ 81,874     121,016
      Realized gains (losses)
      on investments, net                                                                              204,292     672,520
      Net change in unrealized appreciation
       (depreciation) on investments                                                                  (603,692)   (850,843)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
        from operations                                                                               (317,526)    (57,307)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-All Products (note 5)
      Purchase payments                                                                                361,261     181,481
      Transfers between funds                                                                            9,947      61,185
      Surrenders and terminations                                                                   (1,084,858) (1,709,703)
      Rescissions                                                                                       (8,813)     (8,646)
      Bonus                                                                                              6,446       3,993
      Other transactions (note 2)                                                                       (2,339)     (2,724)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting
        from contract transactions                                                                    (718,356) (1,474,254)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                                   (1,035,882) (1,531,561)
Net assets at beginning of period                                                                    6,184,363   7,715,924
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                                        $ 5,148,481   6,184,363
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements
December 31, 2001



1. ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Allianz of America Inc., Davis Variable Account Fund, Inc., Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., USAllianz Advisers, LLC., and Van Kampen Life Investment Trust, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and Specialist Manager for each portfolio are listed in the following table.


Portfolio                                      Investment Adviser                       Specialist Manager\Adviser
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund             AIM Advisors, Inc.                       N\A
AIM V.I. Growth Fund                           AIM Advisors, Inc.                       N\A
AIM V.I. International Equity Fund             AIM Advisors, Inc.                       N\A
AIM V.I. Value Fund                            AIM Advisors, Inc.                       N\A
Alger American Growth Portfolio                Fred Alger Management, Inc.              N\A
Alger American Leveraged AllCap Portfolio      Fred Alger Management, Inc.              N\A
Alger American MidCap Growth Portfolio         Fred Alger Management, Inc.              N\A
Alger American Small Capitalization Portfolio  Fred Alger Management, Inc.              N\A
Davis VA Financial Portfolio                   Davis Selected Advisers, LP              N\A
Davis VA Real Estate Portfolio                 Davis Selected Advisers, LP              N\A
Davis VA Value Portfolio                       Davis Selected Advisers, LP              N\A
Franklin Aggressive Growth Securities Fund*    Franklin Advisory Services, LLC          N\A
Franklin Global Communications
   Securities Fund*                            Franklin Advisers, Inc.                  N\A
Franklin Global Health Care Securities Fund*   Franklin Advisers, Inc.                  N\A
Franklin Growth and Income Securites Fund *    Franklin Advisers, Inc.                  N\A
Franklin High Income Fund*                     Franklin Advisers, Inc.                  N\A
Franklin Income Securities Fund*               Franklin Advisers, Inc.                  N\A
Franklin Large Cap Growth Securities Fund*     Franklin Advisers, Inc.                  N\A
Franklin Money Market Fund*                    Franklin Advisers, Inc.                  N\A
Franklin Natural Resources Securities Fund*    Franklin Advisers, Inc.                  N\A
Franklin Real Estate Fund*                     Franklin Advisers, Inc.                  N\A
Franklin Rising Dividends Securities Fund *    Franklin Advisory Services, LLC          N\A
Franklin S&P 500 Index Fund*                   Franklin Advisers, Inc.                  N\A
Franklin Small Cap Fund *                      Franklin Advisers, Inc.                  N\A
Technology Securities Fund*                    Franklin Advisers, Inc.                  N\A
Franklin U.S. Government Fund *                Franklin Advisory Services, LLC          N\A
Franklin Value Securities Fund*                Franklin Advisory Services, LLC          N\A


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


1. ORGANIZATION (CONTINUED)

Portfolio (Continued)                          Investment Adviser (Continued)           Specialist Manager \ Adviser (Cont.)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon 2005 Fund                 Franklin Advisers, Inc.                  N\A
Franklin Zero Coupon 2010 Fund                 Franklin Advisers, Inc.                  N\A
J.P. Morgan International
   Opportunities Portfolio                     J.P. Morgan Investment Management Inc.   N\A
J.P. Morgan US Disciplined Equity Portfolio    J.P. Morgan Investment Management Inc.   N\A
Mutual Discovery Securities Fund *             Franklin Mutual Advisers, LLC            N\A
Mutual Shares Securities Fund *                Franklin Mutual Advisers, LLC            N\A
Oppenheimer Global Securities Fund/VA          OppenheimerFunds, Inc.                   N\A
Oppenheimer High Income Fund/VA                OppenheimerFunds, Inc.                   N\A
Oppenheimer Main Street Growth &
   Income Fund/VA                              OppenheimerFunds, Inc.                   N\A
PIMCO VIT High Yield Bond Portfolio            Pacific Investment Management Company    N\A
PIMCO VIT StocksPLUS Growth and
   Income Portfolio                            Pacific Investment Management Company    N\A
PIMCO VIT Total Return Bond Portfolio          Pacific Investment Management Company    N\A
SP Jennison International Growth Portfolio *   Prudential Investments Fund
                                                Management, LLC                         N\A
SP Strategic Partners Focused Growth
   Portfolio *                                 Investments Fund Management , LLC        N\A
Seligman Global Technology Portfolio           J & W Seligman & Co. Inc.                N\A
Seligman Small Cap Value Portfolio             J & W Seligman & Co. Inc.                N\A
Templeton Asset Strategy Fund*                 Templeton Global Advisors Limited        N\A
Templeton Developing Markets Securities Fund * Templeton Asset Management Ltd.          N\A
Templeton Global Income Securities Fund*       Franklin Advisers, Inc.                  N\A
Templeton Growth Securities Fund *             Templeton Global Advisors Limited        N\A
Templeton International Securities Fund*       Franklin Advisers, Inc.                  N\A
Templeton International Smaller
   Companies Fund*                             Templeton Investment Counsel, Inc.       N\A
Van Kampen LIT Enterprise Portfolio            Van Kampen Asset Management, Inc.        N\A
Van Kampen LIT Growth and Income Portfolio     Van Kampen Asset Management, Inc.        N\A
Van Kampen LIT Emerging Growth Portfolio *     Van Kampen Asset Management, Inc.        N\A
USAZ Alger American Growth Fund *              USAllianz Advisers, LLC                  Van Kampen Asset Management, Inc
USAZ Alger Growth Fund *                       USAllianz Advisers, LLC                  Van Kampen Asset Management, Inc
USAZ Van Kampen Growth Fund *                  USAllianz Advisers, LLC                  Van Kampen Investment Advisory Corp.
USAZ Van Kampen Growth and Income Fund *       USAllianz Advisers, LLC                  Van Kampen Asset Management, Inc.
USAZ Van Kampen Aggressive Growth Fund *       USAllianz Advisers, LLC                  Van Kampen Investment Advisory Corp.
USAZ Van Kampen Comstock Fund *                USAllianz Advisers, LLC                  Van Kampen Asset Management, Inc.
USAZ Alliance Capital Technology Fund *        USAllianz Advisers, LLC                  Alliance Capital Management L.P.
USAZ Alliance Capital Large Cap Growth Fund *  USAllianz Advisers, LLC                  Alliance Capital Management L.P.
USAZ Alliance Capital Growth and Income Fund * USAllianz Advisers, LLC                  Alliance Capital Management L.P.
USAZ PIMCO Value Fund *                        USAllianz Advisers, LLC                  PIMCO Advisors L.P.
USAZ PIMCO Renaissance Fund *                  USAllianz Advisers, LLC                  PIMCO Advisors L.P.
USAZ PIMCO Growth & Income Fund *              USAllianz Advisers, LLC                  PIMCO Advisors L.P.
USAZ Templeton Developed Markets Fund *        USAllianz Advisers, LLC                  Templeton Investment Counsel, LLC.
AZOA VIP Diversified Assets Fund *             Allianz of America, Inc.                 N\A
AZOA VIP Fixed Income Fund *                   Allianz of America, Inc.                 N\A
AZOA VIP Global Opportunities Fund *           Allianz of America, Inc.                 N\A
AZOA VIP Growth Fund *                         Allianz of America, Inc.                 N\A
AZOA VIP Money Market Fund *                   Allianz of America, Inc.                 N\A


* Portfolio contains class 2 shares which assess 12b-1 fees.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


2. SIGNIFICANT ACCOUNTING POLICIES


USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


INVESTMENTS
Investments of the Variable Account are valued daily at market value using net asset values provided by the investment advisers of the portfolios.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Rewards, and USAllianz Alterity deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

Available investment options, inlcuding the date the investment option was available for each product, as of December 31, 2001 are listed in the following table.


                                        USAllianz   USAllianz   USAllianz   USAllianz  Valuemark   USAllianz   Valuemark
Portfolio                               Alterity     Charter   Dimensions    Rewards  II and III Valuemark IV Income Plus
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund       2/1/2000  1/26/2001    3/5/2001    5/5/2000
AIM V.I. International Equity Fund       2/1/2000  1/26/2001    3/5/2001    5/5/2000
AIM V.I. Value Fund                      2/1/2000  1/26/2001    3/5/2001    5/5/2000
AZOA VIP Diversified Assets Fund         2/1/2000  1/26/2001    3/5/2001    5/5/2000  11/11/1999 11/11/1999  11/11/1999
AZOA VIP Fixed Income Fund               2/1/2000  1/26/2001    3/5/2001    5/5/2000  11/11/1999 11/11/1999  11/11/1999
AZOA VIP Global Opportunities Fund       2/1/2000  1/26/2001    3/5/2001    5/5/2000   11/5/2001  11/5/2001   11/5/2001
AZOA VIP Growth Fund                     2/1/2000  1/26/2001    3/5/2001    5/5/2000  11/11/1999 11/11/1999  11/11/1999
AZOA VIP Money Market Fund               2/1/2000  11/5/2001    3/5/2001    5/5/2000   11/5/2001  11/5/2001   11/5/2001
Alger American MidCap Growth Portfolio   2/1/2000  1/26/2001    3/5/2001    5/5/2000
Davis VA Financial Portfolio             2/1/2000  1/26/2001    3/5/2001    5/5/2000
Davis VA Value Portfolio                 2/1/2000  1/26/2001    3/5/2001    5/5/2000
Franklin Global Communications
   Securities Fund                      11/5/200   11/6/1999   11/5/2001   11/5/2001   1/24/1989   2/3/1997    7/1/1994
Franklin Growth and Income
   Securities Fund                       2/1/2000   1/6/1999    3/5/2001    5/5/2000   1/24/1989   2/3/1997    7/1/1994
Franklin High Income Fund               11/5/2001   1/6/1999   11/5/2001   11/5/2001   1/24/1989   2/3/1997    7/1/1994
Franklin Income Securities Fund         11/5/2001   1/6/1999   11/5/2001   11/5/2001   1/24/1989   2/3/1997    7/1/1994
Franklin Large Cap Growth
   Securities Fund                      11/5/2001   1/6/1999   11/5/2001   11/5/2001    5/1/1996   2/3/1997    5/1/1996
Franklin Real Estate Fund               11/5/2001   1/6/1999   11/5/2001   11/5/2001   1/24/1989   2/3/1997    7/1/1994
Franklin Rising Dividends
   Securities Fund                       2/1/2000   1/6/1999    3/5/2001    5/5/2000   1/27/1992   2/3/1997    7/1/1994
Franklin S&P 500 Index Fund             11/5/2001   5/1/2001   11/5/2001   11/5/2001  11/11/1999 11/11/1999  11/11/1999
Franklin Small Cap Fund                  2/1/2000   1/6/1999    3/5/2001    5/5/2000   11/1/1995   2/3/1997   11/1/1995
Franklin U.S. Government Fund            2/1/2000   1/6/1999    3/5/2001    5/5/2000   3/14/1989   2/3/1997    5/1/2001
Franklin Value Securities Fund          11/5/2001   1/6/1999   11/5/2001   11/5/2001    5/1/1998   5/1/1998    5/1/1998
Franklin Zero Coupon Fund 2005          11/5/2001  11/5/2001   11/5/2001   11/5/2001   3/14/1989   2/3/1997    5/1/2001

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


INVESTMENTS (CONTINUED)

                                        USAllianz   USAllianz   USAllianz   USAllianz  Valuemark   USAllianz   Valuemark
Portfolio                               Alterity     Charter   Dimensions    Rewards  II and III Valuemark IV Income Plus
-------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010          11/5/2001  11/5/2001   11/5/2001   11/5/2001   3/14/1989   2/3/1997    5/1/2001
Mutual Discovery Securities Fund         2/1/2000   1/6/1999    3/5/2001    5/5/2000   11/8/1996   2/3/1997   11/8/1996
Mutual Shares Securities Fund            2/1/2000   1/6/1999    3/5/2001    5/5/2000   11/8/1996   2/3/1997   11/8/1996
Oppenheimer Global
   Securities Fund/VA                    2/1/2000  1/26/2001    3/5/2001    5/5/2000
Oppenheimer High
   Income Fund/VA                        2/1/2000  1/26/2001    3/5/2001    5/5/2000
Oppenheimer Main Street
   Growth & Income Fund/VA               2/1/2000  1/26/2001    3/5/2001     /5/2000
PIMCO VIT High Yield Bond Portfolio      2/1/2000  1/26/2001    3/5/2001    5/5/2000   11/5/2001  11/5/2001   11/5/2001
PIMCO VIT StocksPLUS
   Growth and Income Portfolio           2/1/2000  1/26/2001    3/5/2001    5/5/2000   11/5/2001  11/5/2001   11/5/2001
PIMCO VIT Total Return
   Bond Portfolio                        2/1/2000  1/26/2001    3/5/2001    5/5/2000   11/5/2001  11/5/2001   11/5/2001
SP Jennison International
   Growth Portfolio                    12/15/2000 12/15/2000    3/5/2001  12/15/2000  12/15/2000 12/15/2000    5/1/2001
SP Strategic Partners Focused
   Growth Portfolio                    12/15/2000 12/15/2000    3/5/2001  12/15/2000  12/15/2000 12/15/2000    5/1/2001
Seligman Global Technology Portfolio     2/1/2000  1/26/2001    3/5/2001    5/5/2000
Seligman Small-Cap Value Portfolio       2/1/2000  1/26/2001    3/5/2001    5/5/2000
Templeton Developing Markets
   Securities Fund                       2/1/2000   1/6/1999    3/5/2001    5/5/2000   3/15/1994   2/3/1997    7/1/1994
Templeton Growth Securities Fund         2/1/2000   1/6/1999    3/5/2001    5/5/2000   3/15/1994   2/3/1997    7/1/1994
Templeton International
   Securities Fund                      11/5/2001   1/6/1999   11/5/2001   11/5/2001   1/27/1992   2/3/1997    7/1/1994
USAZ Alliance Capital Growth
   and Income Fund                      11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ Alliance Capital Large
   Cap Growth Fund                      11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ Alliance Capital Technology Fund   11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ American Growth Fund                5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
USAZ Growth Fund                         5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
USAZ PIMCO Growth and Income Fund       11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ PIMCO Renaissance Fund             11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ PIMCO Value Fund                   11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ Templeton Developed
   Markets Fund                         11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ Van Kampen Aggressive Growth Fund   5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
USAZ Van Kampen Comstock Fund            5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
USAZ Van Kampen Growth Fund              5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
USAZ Van Kampen Growth and Income Fund   5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
Van Kampen LIT Emerging Growth           5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001


During the period ended December 31, 2001 and the year ended December 31, 2000, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio Name                               Prior Portfolio Name                     Effective Date
------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund           Franklin Growth and Income Fund            May 1, 2000
Seligman Technology Fund                             Seligman Henderson Technology Fund         May 1, 2000
Templeton Asset Strategy Fund                        Templeton Global Asset Allocation Fund     May 1, 2000
Templeton Developing Markets Securities Fund         Templeton Developing Markets Equity Fund   May 1, 2000
Templeton Growth Securities Fund                     Templeton Global Growth Fund               May 1, 2000
Templeton International Securities Fund              Templeton International Equity Fund        May 1, 2000
Templeton Pacific Growth Securities Fund             Templeton Pacific Growth Fund              May 1, 2000
Seligman Global Technology Portfolio                 Seligman Global Technology Fund            May 1, 2001
Seligman Small Cap Value Portfolio                   Seligman Small Cap Value Fund              May 1, 2001
SP Jennison International Growth Portfolio           SP Jennison International Growth Fund      May 1, 2001
SP Strategic Partners Focused Growth Portfolio       SP Strategic Partners Focused Growth Fund  May 1, 2001


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


INVESTMENTS (CONTINUED)

Current Portfolio Name                               Prior Portfolio Name                     Effective Date
------------------------------------------------------------------------------------------------------------
AZOA VIP Diversified Assets Fund                     USAllianz VIP Diversified Assets Fund    November 5, 2001
AZOA VIP Fixed Income Fund                           USAllianz VIP Fixed Income Fund          November 5, 2001
AZOA VIP Global Opportunities Fund                   USAllianz VIP Global Opportunities Fund  November 5, 2001
VIP Growth Fund                                      USAllianz VIP Growth Fund                November 5, 2001
AZOA VIP Money Market Fund                           USAllianz VIP Money Market Fund          November 5, 2001
USAZ Alger American Growth Fund                      USAllianz American Growth Fund           November 5, 2001
USAZ Alger Growth Fund                               USAllianz Strategic Growth Fund          November 5, 2001
USAZ Van Kampen Growth Fund                          USAllianz Capital Growth Fund            November 5, 2001
USAZ Van Kampen Growth and Income Fund               USAllianz Growth and Income Fund         November 5, 2001
USAZ Van Kampen Aggressive Growth Fund               USAllianz Aggressive Growth Fund         November 5, 2001
USAZ Van Kampen Comstock Fund                        USAllianz Comstock Fund                  November 5, 2001
Van Kampen LIT Emerging Growth Portfolio             Van Kampen LIT Emerging Growth           November 5, 2001

During the period ended December 31, 2001 and the year ended December 31, 2000, several portfolios were closed to new money. The portfolio name and effective date of the closure are summarized in the following table.

Portfolio                                            Date Closed
----------------------------------------------------------------
Alger American Growth Portfolio                      May 1,2001
Alger American Leveraged AllCap Portfolio            May 1,2001
Van Kampen LIT Enterprise Portfolio                  May 1,2001
Van Kampen LIT Growth and Income Portfolio           May 1,2001
AIM V.I. Growth Fund                                 November 5, 2001
Alger American Small Capitalization Portfolio        November 5, 2001
Davis VA Real Estate Portfolio                       November 5, 2001
Franklin Aggressive Growth Securities Fund           November 5, 2001
Franklin Global Health Care Securities Fund          November 5, 2001
Franklin Money Market Fund                           November 5, 2001
Franklin Natural Resources Securities Fund           November 5, 2001
Franklin Technology Securities Fund                  November 5, 2001
J.P. Morgan International Opportunities Portfolio    November 5, 2001
J.P. Morgan US Disciplined Equity Portfolio          November 5, 2001
Templeton Asset Strategy Fund                        November 5, 2001
Templeton Global Income Securities Fund              November 5, 2001
Templeton International Smaller Companies Fund       November 5, 2001

The Franklin Zero Coupon Fund 2000 and the Templeton Pacific Growth Fund were closed on December 15, 2000 and March 29, 2001, respectively.


CONTRACTS IN ANNUITY PAYMENT PERIOD
Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


PREMIUM BONUS
A premium bonus is awarded to the contract owner of the USAllianz Rewards product at the time of deposit. The bonus paid is based on the following schedule.

Net Deposit                      Bonus Paid
-------------------------------------------
$15,000 to 24,999                    4%
$25,000 to 99,999                    5%
$100,000 to 999,999                  6%
$1,000,000 to 4.999 million          7%
$5,000,000 or more                   8%

The bonus is vested over three years, therefore if the contract owner surrenders the policy before the full vesting period a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.

Months following Deposit        Amount Vested
---------------------------------------------
0 to 12                              0%
13 to 24                             35%
25 to 36                             70%
37+                                 100%


EXPENSES

ASSET BASED EXPENSES
A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                                                    Mortality and Expense  Administrative
Contract                                                 Risk Charge           Charge
-------------------------------------------------------------------------------------
USAllianz Alterity Traditional - Option 1                   1.25%               0.15%
USAllianz Alterity Traditional - Option 2                   1.45%               0.15%
USAllianz Alterity - Enhanced                               1.75%               0.15%
USAllianz Alterity  Optional - Option 1                     1.55%               0.15%
USAllianz Alterity  Optional - Option 2                     1.75%               0.15%
USAllianz Charter - Traditional                             1.00%               0.15%
USAllianz Charter - Enhanced                                1.20%               0.15%
USAllianz Dimensions - Plan 1                               1.35%               0.15%
USAllianz Dimensions - Plan 2                               1.55%               0.15%
USAllianz Dimensions - Plan 3                               1.65%               0.15%
USAllianz Dimensions - Plan 4                               1.85%               0.15%
USAllianz Dimensions - Plan 5                               1.65%               0.15%
USAllianz Dimensions - Plan 6                               1.75%               0.15%
USAllianz Rewards - Traditional                             1.50%               0.15%
USAllianz Rewards - Enhanced                                1.70%               0.15%
Valuemark II & III                                          1.25%               0.15%
USAllianz Valuemark IV -
   Death Benefit Option 1 & 2 with
   standard contract charges.                               1.34%               0.15%
USAllianz Valuemark IV -
   Death Benefit Option 3
   with standard contract charges.                          1.44%               0.15%
USAllianz Valuemark IV -
   Death Benefit Option 1 & 2 with GMIB                     1.64%               0.15%
USAllianz Valuemark IV - Death Benefit Option 3 with GMIB.  1.74%               0.15%
Valuemark Income Plus                                       1.25%               0.15%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


EXPENSES (CONTINUED)
USAllianz Alterity provides a Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB)). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.)

 The M&E charge and administrative charge for USAllianz Alterity can be summarized as follows:

                                            Charges for             Charges for
                                           Contract with           Contract with
                                            Traditional              Enhanced
(includes 0.15% of administration charge)      GMIB                   GMIB
                                           -------------           -------------

Traditional Guaranteed
Minimum Death Benefit                       1.40%                  1.70%
                                  (Traditional - Option 1) (Optional - Option 1)


Earnings Protection Guaranteed
Minimum Death Benefit                       1.60%                   1.90%
                                  (Traditional - Option 2) (Optional - Option 2)


Enhanced Guaranteed
Minimum Death Benefit                       1.70%                  1.90%
                                     (Optional - Option 1)       (Enhanced)


USAllianz Dimensions offers guaranteed value protection (GVP). The base option of the GVP is the guaranteed principal protector (GPP) which will guarantee the return of principal adjusted for withdrawals. The second option includes the GPP as well as a guaranteed performance accumulator (GPA) which will guarantee locked in gains every ten years, with the minimum guarantee of two times the principal adjusted for withdrawals, at the 20th anniversary.

Along with the guaranteed value protection, USAllianz Dimensions offers three different types of guaranteed minimum death benefits (GMDB). The base coverage GMDB is the return of principal (ROP) which will guarantee the greater of the contract value or principal adjusted for withdrawals. The double principal GMDB guarantees the greater of ROP or highest contract anniversary value through age 80 in contract years one to five. After the fifth contract year, it will guarantee two times the principal adjusted for withdrawals.
The last option is the earnings protection GMDB which will guarantee the greater of the ROP, or the contract value plus an additional 40% (25%, if issue age is greater than 70) of gain on the contract, this amount will be limited to the amount of principal adjusted for withdrawals.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


EXPENSES (CONTINUED)
The mortality and expense charge and administration charge for USAllianz Dimensions can be summarized as follows:

                                   Return of         Double           Earnings
(includes 0.15% of                 Principal        Principal        Protection
administration charge)               GMDB             GMDB              GMDB
                                     ----             ----              ----
Guaranteed Principal                 1.50%            1.80%             1.70%
Protector (GPP)                    (Plan 1)         (Plan 3)          (Plan 5)

Guaranteed Principal                 1.70%            2.00%             1.90%
Accumulator (GPA)                  (Plan 2)         (Plan 4)          (Plan 6)

USAllianz Dimensions also includes a pay only with performance provision. If the contract earns less than a 10% gross return (prior to the mortality and expense charge and administration charge) in one year, the contract owner does not have to pay a GVP charge.
If the contract earns greater than a 10% gross return in one year, the contract owner will pay an additional 2% to 3% GVP charge.

USAllianz Valuemark IV offers the following Guaranteed Income and Death Benefit
Options:


Guaranteed Income and         Annual
Death Benefit Options        Expenses       Benefit
----------------------       --------       --------
Death Benefit Option 1 with    1.49%        The Death Benefit Option 1 provides the greater of the highest 6th year contract
standard contract charges.                  anniversary value up to age 80; 5% annual increasing death benefit up to age 80;
                                            contract value; or purchase payments less withdrawals for contracts in the accumulation phase.

Death Benefit Option 2 with    1.49%        The Death Benefit Option 2 provides the greatest of the highest contract
standard contract charges.                  anniversary value up to age 80; contract value; or purchase payments less withdrawals for contracts in the accumulation phase.

Death Benefit Option 3 with    1.59%        The Earnings Protection Death Benefit Option 3 guarantees the greater of purchase
standard contract charges.                  payments less withdrawals or contract value +40% of gains (25% if issue age is 70 or older), for contracts in the accumulation phase. (Gains are capped at total purchase payments.)

Death Benefit Option 1         1.79%        The Income and Death Benefit Option 1 provides the greater of the highest 6th year
with GMIB                                   contract anniversary up to age 80; 5% annual increasing death benefit up to age 80;
                                            contract value; or purchase payments less withdrawals for contracts in the accumulation or payout phase.

Death Benefit Option 2         1.79%        The Income and Death Benefit Option 2 provides the greatest of the highest contract
with GMIB                                   anniversary value up to age 80; contract value; or purchase payments less withdrawals for contracts in the accumulation or payout phase.

Death Benefit Option 3         1.89%        The Earnings Protection Death Benefit and Enhanced Income Benefit Option 3
with GMIB                                   guarantees the greater of purchase payments less withdrawals or contract value +40%
                                            of gains (25% if issue age is 70 or older), for contracts in the accumulation or payout phase. (Gains are capped at total purchase payments.)


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


EXPENSES (CONTINUED)

CONTRACT BASED EXPENSES
A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and USAllianz Valuemark IV contracts and $40 for USAllianz Alterity, USAllianz Charter, USAllianz Dimensions, and USAllianz Rewards contracts. Contract maintenance charges paid by the contract owners during the period ended December 31, 2001 and the year ended December 31, 2000 were $2,715,176 and $3,276,916 respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Alterity, USAllianz Dimensions and USAllianz Rewards deferred annuity contracts. USAllianz Dimensions includes a nursing home waiver for withdrawal charges. The amount of the contingent deferred sales charge is shown below.


                                                          Contingent Deferred Sales Charge
                        ----------------------------------------------------------------------------------------------------------
Years Since Payment     Valuemark II  Valuemark III  Valuemark IV  USAllianz Alterity  USAllianz Dimensions  USAllianz Rewards
----------------------------------------------------------------------------------------------------------------------------------
0-1                          5%            6%             6%               7%               8%                   8.5%
1-2                          5%            5%             6%               6%               7%                   8.5%
2-3                          4%            4%             6%               5%               7%                   8.5%
3-4                          3%            3%             5%               4%               6%                   8.5%
4-5                         1.5%          1.5%            4%               3%               5%                     8%
5-6                          0%            0%             3%               0%               4%                     7%
6-7                           -             -             2%                -               3%                     6%
7-8                           -             -             0%                -               0%                     5%
8-9                           -             -              -                -                -                     4%
9-10                          -             -              -                -                -                     3%
10 +                                                                                                               0%

Total contingent deferred sales charges paid by the contract owners during the period ended December 31, 2001 and the year ended December 31, 2000 were $4,968,678 and $9,784,497, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Alterity, USAllianz Dimensions, and USAllianz Rewards deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year. USAllianz Dimensions allows 10% of purchase payments to be withdrawn in contract years one to five and 20% of the purchase payments to be withdrawn after contract year five without penalty.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and USAllianz Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the period ended December 31, 2001 and the year ended December 31, 2000 were $109,509 and $135,934, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the period ended December 31, 2001 and the year ended December 31, 2000 were $9,947,289 and $61,184,108, respectively.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


EXPENSES (CONTINUED)
Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.


CAPITALIZATION
Allianz Life may provide capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the period ended December 31, 2001.

                                                 Capitalization       Date of
Portfolio                                            Amount       Capitalization
--------------------------------------------------------------------------------
USAZ Alger American Growth Fund                      1,000,000        5/1/2001
USAZ Alger Growth Fund                               1,000,000        5/1/2001
USAZ Van Kampen Growth Fund                          1,000,000        5/1/2001
USAZ Van Kampen Growth and Income Fund               1,000,000        5/1/2001
USAZ Van Kampen Aggressive Growth Fund               1,000,000        5/1/2001
USAZ Van Kampen Comstock Fund                        1,000,000        5/1/2001
USAZ Alliance Capital Technology Fund                5,000,000        11/5/2001
USAZ Alliance Capital Large Cap Fund                 5,000,000        11/5/2001
USAZ Alliance Capital Growth and Income Fund         5,000,000        11/5/2001
USAZ PIMCO Value Fund                                3,000,000        11/5/2001
USAZ PIMCO Renaissance Fund                          3,000,000        11/5/2001
USAZ PIMCO Growth & Income Fund                      3,000,000        11/5/2001
USAZ Templeton Developed Markets                     5,000,000        11/5/2001

Allianz Life will begin to recapture seed capital after the investment option reaches $3,000,000 in market value, excluding seed money. No more than 50,000 shares for every million dollars of market value that exceeds the $3,000,000 will be recaptured, so long as the trade activity for the day is in a buy position. The seed capital recapture activity for the period ending December 31, 2001 is summarized in the table below.


                                                          Seed      Realized                  Seed         Unrealized
                                                        Capital  Gain\Loss on   Remaining    Capital       Gain\Loss as of
Portfolio                                             Recaptured   Recapture   Seed Capital  Market Value  12/31/2001
-------------------------------------------------------------------------------------------------------------------------
USAZ Alger American Growth Fund                         $1,000,000   (69,000)           0           0           0
USAZ Alger Growth Fund                                           0          0   1,000,000     927,000    (73,000)
USAZ Van Kampen Growth Fund                              1,000,000   (43,200)           0           0           0
USAZ Van Kampen Growth and Income Fund                   1,000,000      6,327           0           0           0
USAZ Van Kampen Aggressive Growth Fund                           0          0   1,000,000     810,000   (190,000)
USAZ Van Kampen Comstock Fund                            1,000,000    (7,750)           0           0           0
USAZ Allianz Capital Technology Fund                     1,000,000    101,000   4,000,000   4,308,000     308,000
USAZ Allianz Capital Large Cap Fund                              0          0   5,000,000   5,275,000     275,000
USAZ Alliance Capital Growth and Income Fund               300,000     10,500   4,700,000   4,919,326     219,326
USAZ PIMCO Value Fund                                      500,000     36,000   2,500,000   2,740,684     240,684
USAZ PIMCO Renaissance Fund                              1,900,000    166,600   1,100,000   1,212,222     112,222
USAZ PIMCO Growth & Income Fund                                  0          0   3,000,000   3,048,930      48,930
USAZ Templeton Developed Markets                                 0          0   5,000,000   5,125,000     125,000
-------------------------------------------------------------------------------------------------------------------------
           Total                                        $7,700,000    200,477  27,300,000  28,366,162   1,066,162
-------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.


4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for year ended December 31, 2001 are as follows.

                                                     Cost of      Proceeds
                                                    Purchases    from Sales
                                                   ------------  ------------
AIM V.I. Capital Appreciation Fund                    $   7,640     $   1,760
AIM V.I. Growth Fund                                     10,562        16,389
AIM V.I. International Equity Fund                      139,605       138,032
AIM V.I. Value Fund                                      13,740         2,906
Alger American Growth Portfolio                          11,729        14,841
Alger American Leveraged AllCap Portfolio                 2,965         7,418
Alger American MidCap Growth Portfolio                   18,365         5,496
Alger American Small Capitalization Portfolio             2,667         1,275
Davis VA Financial Portfolio                             13,987         1,230
Davis VA Real Estate Portfolio                            3,980         1,169
Davis VA Value Portfolio                                  7,038         1,783
Franklin Aggressive Growth Securities Fund                6,768        10,356
Franklin Global Communications Securities Fund           82,928       114,996
Franklin Global Health Care Securities Fund              11,902        18,356
Franklin Growth and Income Securities Fund               99,474       160,773
Franklin High Income Fund                               152,402       167,817
Franklin Income Securities Fund                          81,628       125,816
Franklin Large Cap Growth Securities Fund               100,216       106,444
Franklin Money Market Fund                            2,270,327     2,358,987
Franklin Natural Resources Securities Fund                6,422        18,486
Franklin Real Estate Fund                                11,655        32,891
Franklin Rising Dividends Securities Fund                60,054        86,266
Franklin S&P 500 Index Fund                              27,220        22,414
Franklin Small Cap Fund                                 188,302       244,580
Franklin Technology Securities Fund                       5,626         6,326
Franklin U.S. Government Fund                           133,548       148,568
Franklin Value Securities Fund                           29,605        18,557
Franklin Zero Coupon Fund 2005                            9,405        11,579
Franklin Zero Coupon Fund 2010                           16,953        19,863
J.P. Morgan International Opportunities Portfolio        24,044        23,528
J.P. Morgan U.S. Disciplined Equity Portfolio             1,860           592
Mutual Discovery Securities  Fund                       148,755       145,145
Mutual Shares Securities  Fund                           67,145        59,785

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

                                                   Cost of          Proceeds
                                                  Purchases        from Sales
                                                  -----------      ------------
Oppenheimer Global Securities Fund/VA              $   41,833        $   32,807
Oppenheimer High Income Fund/VA                         4,653             1,206
Oppenheimer Main Street Growth & Income Fund/VA        15,419             3,087
PIMCO VIT High Yield Bond Portfolio                    29,936             3,426
PIMCO VIT StocksPLUS Growth and Income Portfolio        4,715               998
PIMCO VIT Total Return Bond Portfolio                  11,108             4,276
SP Jennison International Growth Portfolio             73,134            72,787
SP Strategic Partners Focused Growth Portfolio          2,488               651
Seligman Global Technology Portfolio                    6,863             1,803
Seligman Small-Cap Value Portfolio                     11,776             1,122
Templeton Asset Strategy Fund                           4,445            12,089
Templeton Developing Markets Securities Fund          592,253           616,339
Templeton Global Income Securities Fund                20,450            34,411
Templeton Growth Securities Fund                      243,276           260,659
Templeton International Securities Fund             1,544,515         1,522,104
Templeton International Smaller Companies Fund        165,938           171,488
Templeton Pacific Growth Securities Fund               68,564           110,450
Van Kampen LIT Enterprise Portfolio                       793               768
Van Kampen LIT Growth and Income Portfolio              2,750             2,126
Van Kampen Emerging Growth Portfolio                   10,890               565
USAZ Alger American Growth Fund                         6,918               584
USAZ Alger Growth Fund                                  3,187               288
USAZ Van Kampen Growth Fund                             5,688               238
USAZ Van Kampen Growth and Income Fund                 17,730             1,763
USAZ Van Kampen Aggressive Growth Fund                  2,277               109
USAZ Van Kampen Comstock Fund                          18,580             1,245
USAZ Alliance Capital Technology Fund                   4,599               304
USAZ Alliance Capital Large Cap Growth Fund             2,500                17
USAZ Alliance Capital Growth and Income Fund            3,428               145
USAZ PIMCO Value Fund                                   3,552                89
USAZ PIMCO Renaissance Fund                             7,383               185
USAZ PIMCO Growth and Income Fund                       2,120                46
USAZ Templeton Developed Markets Fund                     963               773
AZOA VIP Diversified Assets Fund                        3,848               851
AZOA VIP Fixed Income Fund                             12,920             4,702
AZOA VIP Global Opportunities Fund                        566                53
AZOA VIP Growth Fund                                    2,870               573
AZOA VIP Money Market Fund                            521,170           412,313

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)


Transactions in units for each fund for the years ended December 31, 2001 and 2000 were as follows.

                                                                                          AIM V.I.
                                                  AIM V.I. CAPITAL      AIM V.I.       INTERNATIONAL       AIM V.I.
                                                  APPRECIATION FUND   GROWTH FUND       EQUITY FUND       VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                    683      648     966      804      390      230    1,250     385
 Transfers between funds                               54       85  (1,113)   4,358       -        31      235      94
 Surrenders and terminations                          (40)      (6)   (823)    (574)     (14)      (3)     (36)     (3)
 Rescissions                                          (25)      (4)    (15)     (23)     (11)       -      (95)     (8)
 Bonus                                                 17       33      19       20        7       11       25      13
 Other transactions                                     -        -      (3)      (1)       -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                       689      756    (969)   4,584      372      269    1,379     481
==================================================================================================================================


                                                                     ALGER AMERICAN   ALGER AMERICAN   ALGER AMERICAN SMALL
                                                   ALGER AMERICAN       LEVERAGED         MIDCAP          CAPITALIZATION
                                                  GROWTH PORTFOLIO  ALLCAP PORTFOLIO GROWTH PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                    269      571     183      381      755      464      322      87
 Transfers between funds                             (675)   2,975    (541)   1,583      291       60      (36)     17
 Surrenders and terminations                         (535)    (426)   (295)    (283)     (32)      (5)      (5)      -
 Rescissions                                          (11)     (10)     (9)      (6)     (51)      (5)     (34)      -
 Bonus                                                  8       21       6       12       16       20        6       3
 Other transactions                                     -       (1)      -       (1)       -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      (944)   3,130    (656)   1,686      979      534      253     107
==================================================================================================================================


                                                      DAVIS VA          DAVIS VA         DAVIS VA    FRANKLIN AGGRESSIVE
                                                     FINANCIAL        REAL ESTATE         VALUE            GROWTH
                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO     SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                    336      106     203      143      893      251       60      42
 Transfers between funds                              124      105      17        5      464       68     (361)  1,630
 Surrenders and terminations                          (19)      (1)     (7)      (2)     (21)      (1)    (220)    (32)
 Rescissions                                           (4)      (3)      -      (20)      (9)      (6)       -       -
 Bonus                                                  8        3       5        4       13        8        -       -
 Other transactions                                     -        -       -        -        -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                       445      210     218      130    1,340      320     (521)  1,640
==================================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                   FRANKLIN GLOBAL    FRANKLIN GLOBAL   FRANKLIN GROWTH    FRANKLIN
                                                   COMMUNICATIONS      HEALTH CARE       AND INCOME          HIGH
                                                   SECURITIES FUND    SECURITIES FUND  SECURITIES FUND    INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     41      118      50       84      401      216      158     104
 Transfers between funds                           (1,707)     176    (382)   1,654      (48)  (1,839)    (353)   (906)
 Surrenders and terminations                       (3,406)  (4,904)   (436)    (297)  (4,213)  (7,588)  (1,862) (3,189)
 Rescissions                                            -      (12)     (1)      (3)     (10)     (10)      (2)    (11)
 Bonus                                                  -        -       -        -        6        1        -       -
 Other transactions                                   (12)     (10)      -        -      (10)     (12)      (4)     (4)
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                    (5,084)  (4,632)   (769)   1,438   (3,874)  (9,232)  (2,063) (4,006)
==================================================================================================================================


                                                   FRANKLIN INCOME FRANKLIN LARGE CAP   FRANKLIN     FRANKLIN NATURAL
                                                      SECURITIES        GROWTH            MONEY          RESOURCES
                                                         FUND      SECURITIES FUND     MARKET FUND    SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                    169      149     135      272    3,786    1,087       18      44
 Transfers between funds                              (80)  (1,865) (1,541)   2,971   (1,443)   2,943     (510)    113
 Surrenders and terminations                       (3,785)  (6,820) (2,569)  (3,289)  (8,297)  (9,740)    (470)   (709)
 Rescissions                                           (5)     (22)     (1)     (13)       -      (71)       -       -
 Bonus                                                  -        -       -        -        -        -        -       -
 Other transactions                                    (9)     (11)     (6)      (6)      (5)      (5)      (2)     (1)
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                    (3,710)  (8,569) (3,982)     (65)  (5,959)  (5,786)    (964)   (553)
==================================================================================================================================


                                                                    FRANKLIN RISING
                                                     FRANKLIN           DIVIDENDS    FRANKLIN S&P 500    FRANKLIN
                                                  REAL ESTATE FUND   SECURITIES FUND    INDEX FUND     SMALL CAP FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     46       99     361      114      145      202      387     383
 Transfers between funds                             (123)    (404)    424   (2,104)   1,271    3,453     (619)  1,198
 Surrenders and terminations                         (801)  (1,469) (2,510)  (4,981)    (835)    (625)  (2,392) (2,663)
 Rescissions                                            -       (5)     (8)     (11)       -       (4)      (6)     (9)
 Bonus                                                  -        -       7        -        -        -        5       7
 Other transactions                                    (2)      (2)     (6)      (7)      (3)      (1)      (6)     (4)
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      (880)  (1,781) (1,732)  (6,989)     578    3,025   (2,631) (1,088)
==================================================================================================================================


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                       FRANKLIN                                           FRANKLIN
                                                     TECHNOLOGY        FRANKLIN U.S.  FRANKLIN VALUE     ZERO COUPON
                                                   SECURITIES FUND   GOVERNMENT FUND  SECURITIES FUND     FUND 2000
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     37       42     730      237      143       48     -          7
 Transfers between funds                              (30)   1,097     930   (1,028)   1,349      890     -     (2,039)
 Surrenders and terminations                         (172)     (44) (3,356)  (5,329)    (497)    (386)    -       (794)
 Rescissions                                            -       (8)    (17)     (25)      (9)       -     -          -
 Bonus                                                  -        -      11        6        1        -     -          -
 Other transactions                                     -        -      (7)      (8)       -        -     -         (1)
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      (165)   1,087  (1,709)  (6,147)     987      552       -   (2,827)
==================================================================================================================================


                                                                                        J.P. MORGAN     J.P. MORGAN
                                                    FRANKLIN ZERO     FRANKLIN ZERO   INTERNATIONAL   U.S. DISCIPLINED
                                                       COUPON             COUPON       OPPORTUNITIES       EQUITY
                                                      FUND 2005         FUND 2010        PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     56        5      70       20       84       58      173      61
 Transfers between funds                               86       46     (77)    (200)     (23)       8      (19)      5
 Surrenders and terminations                         (343)    (441)   (260)    (484)       1        -       (4)     (1)
 Rescissions                                            -        -       -        -       (3)      (3)       -      (1)
 Bonus                                                  -        -       -        -        2        2        2       3
 Other transactions                                     -       (1)      -        -        -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      (201)    (391)   (267)    (664)      61       65      152      67
==================================================================================================================================


                                                  MUTUAL DISCOVERY    MUTUAL SHARES   OPPENHEIMER GLOBAL  OPPENHEIMER HIGH
                                                   SECURITIES FUND   SECURITIES FUND  SECURITIES FUND/VA   INCOME FUND/VA
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                    324      138   1,012      335      706      351      343     116
 Transfers between funds                              (48)     174     818   (1,894)     313       56       61       2
 Surrenders and terminations                       (1,491)  (2,162) (3,019)  (4,727)     (83)      (2)     (40)     (3)
 Rescissions                                           (8)      (2)    (17)    (142)      (7)      (9)     (35)     (1)
 Bonus                                                  5        1      16        -       10       14        7       5
 Other transactions                                    (4)      (4)     (7)      (9)       -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                    (1,222)  (1,855) (1,197)  (6,437)     939      410      336     119
==================================================================================================================================


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)



                                                   OPPENHEIMER                         PIMCO VIT
                                                   MAIN STREET        PIMCO VIT        STOCKSPLUS         PIMCO VIT
                                                    GROWTH &          HIGH YIELD       GROWTH AND        TOTAL RETURN
                                                  INCOME FUND/VA    BOND PORTFOLIO  INCOME PORTFOLIO    BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                  1,263      470     382       60      274       74    1,260     151
 Transfers between funds                              309      160     335        3      169       12      997       9
 Surrenders and terminations                          (81)      (5)    (21)       -      (10)       -      (29)     (1)
 Rescissions                                          (83)      (4)     (5)       -       (2)      (2)     (21)      -
 Bonus                                                 26       22       5        1        6        3       34       9
 Other transactions                                     -        -       -        -        -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                     1,434      643     696       64      437       87    2,241     168
==================================================================================================================================


                                                                      SP STRATEGIC     SELIGMAN
                                                     SP JENNISON        PARTNERS         GLOBAL         SELIGMAN
                                                    INTERNATIONAL       FOCUSED        TECHNOLOGY       SMALL-CAP
                                                  GROWTH PORTFOLIO  GROWTH PORTFOLIO    PORTFOLIO     VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     51     -        127     -         530      526      468     105
 Transfers between funds                              149     -        140     -         108       97      266      13
 Surrenders and terminations                          (42)    -          -     -         (27)      (4)     (15)     (1)
 Rescissions                                            -     -          -     -         (20)      (7)     (12)     (1)
 Bonus                                                  1     -          3     -          13       18       13       5
 Other transactions                                     -     -          -     -           -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      159     -        270     -         604      630      720     121
==================================================================================================================================


                                                     TEMPLETON         TEMPLETON        TEMPLETON        TEMPLETON
                                                       ASSET      DEVELOPING MARKETS  GLOBAL INCOME       GROWTH
                                                    STRATEGY FUND   SECURITIES FUND  SECURITIES FUND   SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                      9       62     165      193       13       29      441     344
 Transfers between funds                             (332)    (346)   (600)    (955)    (207)    (341)    (989)   (616)
 Surrenders and terminations                         (520)    (672) (2,100)  (3,100)    (686)  (1,170)  (4,559) (7,315)
 Rescissions                                            -       (3)     (1)     (16)       -       (9)      (8)     (8)
 Bonus                                                  -        -       3        1        -        -        5       -
 Other transactions                                    (1)      (2)     (5)      (6)      (1)      (2)     (10)    (13)
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      (844)    (961) (2,538)  (3,883)    (881)  (1,493)  (5,120) (7,608)
==================================================================================================================================


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                      TEMPLETON
                                                    TEMPLETON       INTERNATIONAL        TEMPLETON      VAN KAMPEN LIT
                                                   INTERNATIONAL       SMALLER        PACIFIC GROWTH      ENTERPRISE
                                                 SECURITIES FUND    COMPANIES FUND    SECURITIES FUND     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract transactions
 Purchase payments                                    250      234      53       43       11       84       80      92
 Transfers between funds                              265     (545)   (338)      89   (5,452)    (466)     (79)     11
 Surrenders and terminations                       (4,694)  (7,420)   (240)    (399)    (349)  (1,971)     (10)     (2)
 Rescissions                                           (1)     (21)      -       (4)       -       (5)      (5)      -
 Bonus                                                  -        -       -        -        -        -        3       4
 Other transactions                                   (11)     (12)      -       (1)      (1)      (5)       -      -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                    (4,191)  (7,764)   (525)    (272)  (5,791)  (2,363)     (11)    105
==================================================================================================================================


                                                   VAN KAMPEN LIT  VAN KAMPEN USAZ
                                                     GROWTH AND        EMERGING        ALGER AMERICAN    USAZ ALGER
                                                  INCOME PORTFOLIO  GROWTH PORTFOLIO    GROWTH FUND      GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract transactions
 Purchase payments                                    178      113     703      -       324      -       123       -
 Transfers between funds                             (122)      30     535      -       353      -       198       -
 Surrenders and terminations                           (4)       -     (18)     -        (9)     -        (9)      -
 Rescissions                                           (2)      (2)    (16)     -        (1)     -        (2)      -
 Bonus                                                  9        6      17      -         7      -         3       -
 Other transactions                                     -        -       -      -         -      -         -       -
----------------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions                        59      147   1,221      -       674      -       313       -
==================================================================================================================================


                                                                    USAZ VAN KAMPEN  USAZ VAN KAMPEN
                                                   USAZ VAN KAMPEN    GROWTH AND       AGGRESSIVE    USAZ VAN KAMPEN
                                                     GROWTH FUND      INCOME FUND      GROWTH FUND      COMSTOCK FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract transactions
 Purchase payments                                    326      -     1,016      -       142     -      1,048        -
 Transfers between funds                              254      -       631      -       132     -        792        -
 Surrenders and terminations                          (12)     -       (41)     -       (3)     -        (28)       -
 Rescissions                                           (5)     -       (14)     -       (6)     -        (19)       -
 Bonus                                                 13      -        32      -        3      -         25        -
 Other transactions                                     -      -         -      -        -      -          -        -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                       576      -     1,624      -      268      -      1,818        -
==================================================================================================================================


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                   USAZ ALLIANCE
                                                   USAZ ALLIANCE      CAPITAL        USAZ ALLIANCE
                                                      CAPITAL         LARGE CAP      CAPITAL GROWTH      USAZ PIMCO
                                                  TECHNOLOGY FUND     GROWTH FUND    AND INCOME FUND     VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract transactions
 Purchase payments                                     18     -        44      -         27      -        19        -
 Transfers between funds                              389     -       198      -        286      -       317        -
 Surrenders and terminations                            -     -        (1)     -         (3)     -        (9)       -
 Rescissions                                            -     -         -      -          -      -        (1)       -
 Bonus                                                  -     -         1      -          1      -         -        -
 Other transactions                                     -     -         -      -          -      -         -        -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                       407     -       242      -        311      -       326        -
==================================================================================================================================


                                                                     USAZ PIMCO     USAZ TEMPLETON       AZOA VIP
                                                     USAZ PIMCO      GROWTH AND        DEVELOPED        DIVERSIFIED
                                                  RENAISSANCE FUND   INCOME FUND      MARKETS FUND      ASSETS FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     91     -         11      -        -       -       234       34
 Transfers between funds                              616     -        191      -       20       -        87      163
 Surrenders and terminations                          (17)    -          -      -        -       -       (37)     (15)
 Rescissions                                           (1)    -          -      -        -       -         -        -
 Bonus                                                  2     -          -      -        -       -         4        -
 Other transactions                                     -     -          -      -        -       -         -        -
----------------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions                       691     -        202      -       20       -       288      182
==================================================================================================================================



                                                   AZOA VIP FIXED    AZOA VIP GLOBAL     AZOA VIP         AZOA VIP
                                                     INCOME FUND   OPPORTUNITIES FUND   GROWTH FUND   MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract transactions
 Purchase payments                                    295       38      31      10      239      33    3,979    1,919
 Transfers between funds                              466       99      43       -       81      83    6,603     (839)
 Surrenders and terminations                          (87)     (12)      1       -      (20)    (11)    (314)      (7)
 Rescissions                                           (7)       -       -       -        -      (3)    (225)     (40)
 Bonus                                                  7        1       -       -        8       -      165      106
 Other transactions                                     -        -       -       -        -       -        -        -
----------------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions                       674      126      75      10      308     102   10,208    1,139
==================================================================================================================================


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY
   (IN THOUSANDS) (CONTINUED)

                                                    TOTAL
                                                  ALL FUNDS
------------------------------------------------------------------------
                                              2001       2000
------------------------------------------------------------------------
Contract transactions
 Purchase payments                            29,910    13,016
 Transfers between funds                       3,519    10,179
 Surrenders and terminations                 (56,881)  (84,088)
 Rescissions                                    (850)     (572)
 Bonus                                           611       363
 Other transactions                             (115)     (130)
------------------------------------------------------------------------
Total Net Contract Transactions               23,806)  (61,232)
========================================================================

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



6. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratio, and total return for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2001 follows:


                                               AT DECEMBER 31                    FOR THE PERIOD ENDED DECEMBER 31, 2001
                              ---------------------------------------------  -------------------------------------------------
                                     UNITS    UNIT FAIR VALUE                 INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                 OUTSTANDING     LOWEST TO      NET ASSETS      INCOME      LOWEST TO        LOWEST TO
                                  (THOUSANDS)      HIGHEST     (THOUSANDS)      RATIO        HIGHEST*         HIGHEST**
                              ---------------------------------------------  -------------------------------------------------
AIM V.I. Capital Appreciation Fund   1,447   $6.69 to $6.80         9,730          0.00%   1.15% to 2.00%  -24.81% to -24.16%
AIM V.I. Growth Fund                 4,507   $0.49 to $5.70        25,569          0.19%   1.15% to 2.00%  -35.10% to -34.64%
AIM V.I. International Equity Fund     641   $5.82 to $5.92         3,753          0.39%   1.15% to 2.00%  -25.05% to -24.41%
AIM V.I. Value Fund                  1,861   $7.36 to $7.48        13,780          0.23%   1.15% to 2.00%  -14.30% to -13.57%
Alger American Growth Portfolio      3,136   $0.69 to $8.02        25,100          0.27%   1.15% to 2.00%  -13.48% to -12.83%
Alger American
   Leveraged AllCap Portfolio        1,645   $0.65 to $7.51        12,296          0.00%   1.15% to 2.00%  -17.52% to -16.90%
Alger American MidCap
   Growth Portfolio                  1,517   $9.82 to $9.98        14,979          0.00%   1.15% to 2.00%    -8.38% to -7.60%
Alger American Small
   Capitalization Portfolio            361   $5.02 to $5.11         1,824          0.08%   1.15% to 2.00%  -30.91% to -30.32%
Davis VA Financial Portfolio           656 $11.64 to $11.83         7,682          0.07%   1.15% to 2.00%  -12.16% to -11.40%
Davis VA Real Estate Portfolio         342 $12.89 to $13.10         4,434          5.33%   1.15% to 2.00%      3.40% to 4.29%
Davis VA Value Portfolio             1,658   $9.54 to $9.69        15,918          0.84%   1.15% to 2.00%  -12.18% to -11.42%
Franklin Aggressive
   Growth Securities Fund            1,119   $0.51 to $5.75         6,419          0.20%   1.15% to 1.49%  -23.85% to -23.69%
Franklin Global Communications
   Securities Fund                  13,400  $0.52 to $18.43       242,050          0.08%   1.15% to 2.00%  -30.80% to -30.21%
Franklin Global Health
   Care Securities Fund              1,781  $0.94 to $14.03        24,912          0.17%   1.15% to 1.49%  -14.50% to -14.33%
Franklin Growth and
   Income Securities Fund           20,129  $0.87 to $30.14       600,661          0.32%   1.15% to 2.00%    -4.22% to -3.39%
Franklin High Income Fund            7,560  $0.65 to $18.93       139,801         17.19%   1.15% to 2.00%      2.11% to 2.98%
Franklin Income Securities Fund     17,086  $0.87 to $29.31       493,404          7.33%   1.15% to 2.00%    -1.25% to -0.40%
Franklin Large Cap
   Growth Securities Fund           14,363  $0.99 to $18.56       270,632          0.58%   1.15% to 2.00%  -13.19% to -12.45%
Franklin Money Market Fund          11,438  $0.88 to $16.30       183,001          4.05%   1.15% to 1.49%      2.25% to 2.46%
Franklin Natural Resources
   Securities Fund                   2,047  $0.58 to $12.21        24,319          0.97%   1.15% to 1.49%  -20.47% to -20.26%
Franklin Real Estate Fund            4,251  $0.84 to $30.41       126,659          4.21%   1.15% to 2.00%      5.74% to 6.67%
Franklin Rising Dividends
   Securities Fund                  12,700  $0.89 to $25.66       324,192          0.09%   1.15% to 2.00%    11.31% to 12.31%
Franklin S&P 500 Index Fund          4,958   $0.71 to $8.17        41,513          0.97%   1.15% to 2.00%  -14.56% to -13.54%
Franklin Small Cap Fund             12,429  $0.93 to $20.17       252,254          0.53%   1.15% to 2.00%  -16.93% to -16.20%
Franklin Technology Securities Fund    921   $0.47 to $5.23         4,820          0.00%   1.15% to 1.49%  -30.63% to -30.41%
Franklin U.S. Government Fund       17,036  $0.99 to $22.26       369,768          7.37%   1.15% to 2.00%      5.23% to 6.14%
Franklin Value Securities Fund       2,882  $0.84 to $10.77        31,558          0.51%   1.15% to 2.00%    11.53% to 12.61%
Franklin Zero Coupon Fund 2005       1,972  $1.00 to $28.57        54,431          6.44%   1.15% to 2.00%      6.77% to 7.68%
Franklin Zero Coupon Fund 2010       1,585  $0.99 to $30.42        46,528          7.11%   1.15% to 2.00%      3.52% to 4.41%
J.P. Morgan International
   Opportunities Portfolio             124   $6.97 to $7.08           871          0.96%   1.15% to 2.00%  -20.75% to -20.07%
J.P. Morgan U.S. Disciplined
   Equity Portfolio                    218   $7.97 to $8.10         1,745          0.63%   1.15% to 2.00%  -13.66% to -12.92%
Mutual Discovery Securities  Fund   10,565  $0.85 to $14.87       160,131          2.12%   1.15% to 2.00%    -1.76% to -0.92%
Mutual Shares Securities Fund       23,782  $0.94 to $15.83       379,768          1.99%   1.15% to 2.00%      4.91% to 5.81%
Oppenheimer Global
   Securities Fund/VA                1,348   $8.90 to $9.04        12,067          0.47%   1.15% to 2.00%  -13.79% to -13.05%
Oppenheimer High Income Fund/VA        454   $9.47 to $9.63         4,332          6.25%   1.15% to 2.00%     -0.06% to 0.80%
Oppenheimer Main Street
   Growth & Income Fund/VA           2,071   $8.25 to $8.38        17,183          0.38%   1.15% to 2.00%  -11.95% to -11.19%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                               AT DECEMBER 31                    FOR THE PERIOD ENDED DECEMBER 31, 2001
                              ---------------------------------------------  -------------------------------------------------
                                     UNITS    UNIT FAIR VALUE                 INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                 OUTSTANDING     LOWEST TO      NET ASSETS      INCOME      LOWEST TO        LOWEST TO
                                  (THOUSANDS)      HIGHEST     (THOUSANDS)      RATIO        HIGHEST*         HIGHEST**
                              ---------------------------------------------  -------------------------------------------------
PIMCO VIT High Yield
   Bond Portfolio                      761   $0.98 to $9.99         7,364          8.16%   1.15% to 2.00%      0.32% to 1.18%
PIMCO VIT StocksPLUS
   Growth and Income Portfolio         521   $0.81 to $8.31         4,284          5.74%   1.15% to 2.00%  -13.20% to -12.45%
PIMCO VIT Total Return
   Bond Portfolio                    2,410  $1.15 to $11.78        27,627          4.62%   1.15% to 2.00%      6.23% to 7.15%
SP Jennison International
   Growth Portfolio                    158   $0.71 to $5.37           846          0.30%   1.15% to 2.00%  -37.20% to -36.66%
SP Strategic Partners Focused
   Growth Portfolio                    268   $0.82 to $6.62         1,766          0.00%   1.15% to 2.00%  -17.40% to -16.69%
Seligman Global
   Technology Portfolio              1,232   $5.84 to $5.93         7,236          0.00%   1.15% to 2.00%  -23.60% to -22.95%
Seligman Small-Cap Value Portfolio     842 $16.46 to $16.73        13,936          0.00%   1.15% to 2.00%    21.06% to 22.10%
Templeton Asset Strategy Fund        2,107  $0.65 to $15.35        27,296          1.53%   1.15% to 1.49%  -11.16% to -10.98%
Templeton Developing Markets
   Securities Fund                   8,223   $0.51 to $7.79        63,526          0.99%   1.15% to 2.00%    -9.91% to -9.14%
Templeton Global Income
   Securities Fund                   2,539  $0.88 to $17.72        43,946          3.77%   1.15% to 1.49%      0.86% to 1.11%
Templeton Growth Securities Fund    21,215  $0.87 to $19.30       410,225          2.15%   1.15% to 2.00%    -3.28% to -2.37%
Templeton International
   Securities Fund                  19,656  $0.69 to $18.20       354,538          3.21%   1.15% to 2.00%  -17.67% to -16.93%
Templeton International Smaller
   Companies Fund                    1,143  $0.70 to $10.85        12,748          3.43%   1.15% to 1.49%    -3.95% to -3.75%
Van Kampen LIT Enterprise Portfolio     96   $6.76 to $6.86           651          0.23%   1.15% to 2.00%  -21.93% to -21.33%
Van Kampen LIT Growth
   and Income Portfolio                203 $11.08 to $11.24         2,263          0.04%   1.15% to 2.00%    -7.59% to -6.89%
Van Kampen Emerging
   Growth Portfolio1                 1,222   $0.79 to $8.23        10,019          0.00%   1.15% to 2.00%  -18.87% to -18.41%
USAZ Alger American Growth Fund1       674   $0.87 to $9.15         6,173          0.00%   1.15% to 2.00%    -9.02% to -8.51%
USAZ Alger Strategic Growth Fund1      309   $0.88 to $9.20         2,853          0.00%   1.15% to 2.00%    -8.53% to -8.01%
USAZ Van Kampen Capital Growth Fund1   572   $0.91 to $9.54         5,455          0.00%   1.15% to 2.00%    -5.18% to -4.64%
USAZ Van Kampen Growth
   and Income Fund1                  1,627   $0.92 to $9.68        15,836          1.09%   1.15% to 2.00%    -3.71% to -3.16%
USAZ Van Kampen Aggressive
   Growth Fund1                        269   $0.77 to $8.04         2,154          0.00%   1.15% to 2.00%  -20.08% to -19.62%
USAZ Van Kampen Comstock Fund1       1,824   $0.89 to $9.36        17,053          1.15%   1.15% to 2.00%    -6.88% to -6.35%
USAZ Alliance Capital
   Technology Fund2                    408  $1.06 to $10.75         4,380          0.00%   1.15% to 2.00%      7.37% to 7.51%
USAZ Alliance Capital Large Cap
   Growth Fund2                        241  $1.04 to $10.53         2,536          0.00%   1.15% to 2.00%      5.18% to 5.31%
USAZ Alliance Capital Growth
   and Income Fund2                    313  $1.03 to $10.45         3,368          1.35%   1.15% to 2.00%      4.35% to 4.48%
USAZ PIMCO Value Fund2                 328  $1.08 to $10.94         3,683          0.25%   1.15% to 2.00%      9.29% to 9.43%
USAZ PIMCO Renaissance Fund2           693  $1.09 to $11.00         7,711          0.00%   1.15% to 2.00%     9.86% to 10.01%
USAZ PIMCO Growth and Income Fund2     204  $1.00 to $10.14         2,095          1.98%   1.15% to 2.00%      1.32% to 1.45%
USAZ Templeton Developed
   Markets Fund2                        19  $1.01 to $10.23           196          0.00%   1.15% to 2.00%      2.19% to 2.32%
AZOA VIP Diversified Assets Fund       480  $0.88 to $10.25         4,919          3.81%   1.15% to 2.00%    -2.41% to -1.57%
AZOA VIP Fixed Income Fund             816  $0.99 to $11.45         9,595          5.86%   1.15% to 2.00%      5.94% to 6.31%
AZOA VIP GlobalOpportunities Fund       88   $0.62 to $6.35           565          0.00%   1.15% to 2.00%  -25.09% to -24.45%
AZOA VIP Growth Fund                   440   $0.66 to $7.65         3,333          0.61%   1.15% to 2.00%  -20.34% to -19.65%
AZOA VIP Money Market Fund          11,347  $1.04 to $10.63       120,221          2.47%   1.15% to 2.00%      1.22% to 2.09%

The unit values, expense ratios, and total returns are presented in ranges representing the various contracts offered by the Variable Account and allocating payments to each sub account.

*    Annualized
**   Total return does not reflect payment of sales charge.
1.   Period from May 1, 2001 (fund commencement) to December 31, 2001.
2.   Period from November 5, 2001 (fund commencement) to December 31, 2001.

                                     PART C

                                OTHER INFORMATION



Item 24.   Financial Statements and Exhibits

      a.   Financial Statements

           The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Consolidated  Balance  Sheets as of December 31, 2001 and 2000.
          3.  Consolidated Statements of operation for the years ended
              December 31, 2001, 2000 and 1999.
          4 Consolidated Statements of comprehesive Income (Loss) for the years ended December 31, 2001, 2000, 1999
          5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2001, 2000 and 1999.
          6. Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999.
          7. Notes to Consolidated Financial Statements - December 31, 2001, 2000 and 1999.

           The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and  Liabilities  as of December 31, 2001.
          3.  Statements  of  Operations  for the year ended  December 31, 2001.
          4. Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000.
          5.  Notes to Financial Statements - December 31, 2001.


     b.    Exhibits

           1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
           2.  Not Applicable
           3.  a. Principal Underwriter Agreement(3)
               b. Selling Agreement(6)
           4.  Individual Immediate Variable Annuity Contract(3)
           4.  (i)   Individual Immediate Variable Annuity Contract
                     Endorsements(3)
           5.  Application for Individual  Immediate  Variable  Annuity(2)
           6.  (i)   Copy of Articles of Incorporation of the Company(1)
               (ii)  Copy of the Bylaws of the Company(1)
           7.  Not Applicable
           8.  (a)   Form of Fund Participation Agreement between AIM Variable
                     Insurance Funds, Inc., Allianz Life Insurance Company of
                     North America and NALAC Financial Plans LLC.(4)
               (b)   Form of Fund Participation Agreement between USAllianz
                     Variable Insurance Products Trust, Allianz Life Insurance
                     Company of North America and BISYS Fund Services Limited
                     Partnership(4)
               (c)   Form of Fund Participation Agreement between Van Kampen
                     Life Investment Trust, Van Kampen Funds, Inc., Van Kampen
                     Asset Management Inc. and Allianz Life Insurance Company of
                     North America(5)
               (d)   Form of Fund Participation Agreement between The Prudential
                     Series Fund, Inc., The Prudential Insurance Company of
                     America, and Prudential Investment Management Services
                     LLC(7)
               (e)   Form of Fund Participation Agreement between Franklin
                     Templeton Variable Insurance Products Trust, Templeton
                     Variable Products Series Fund, Franklin Templeton
                     Distributors, Inc. and Allianz Life Insurance Company of
                     North America(8)
               (f)   Form of Fund Participation Agreement between Van Kampen
                     Life Investment Trust, Van Kampen Funds Inc, Van Kampen
                     Asset Management and Allianz Life of North America
               (g)   Form of Fund Participation Agreement between Van Kampen
                     Funds, Inc., and USAllianz Investor Services, LLC
               (h)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc.
               (i)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC,USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation.
               (j)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC,USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc.
               (k)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC, USAllianz Variable Insurance Products Trust, and Alliance Capital Management L.P.
               (l)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC, USAllianz Variable Insurance Products Trust, and PIMCO Advisers L.P.
               (m)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC, USAllianz Variable Insurance Products Trust and Templeton Investment Counsel,LLC.
               (n)   Form of Fund Participation Agreement between Davis Variable
                     Account Fund, Inc., Davis Distributors, LLC and Allianz
                     Life Insurance Company of North America(9)
               (o)   Form of Fund Participation Agreement between Oppenheimer
                     Variable Account Funds, Oppenheimer Funds Inc. and Allianz
                     Life Insurance Company of North America(9)
               (p)   Form of Fund Participation Agreement between Seligman
                     Portfolios, Inc. and Allianz Life Insurance Company of
                     North America(9)
               (q)   Form of Fund Participation Agreement between North American
                     Dreyfus Investment Portfolios and Allianz Life Insurance
                     Company of North America
           9.  Opinion and Consent of Counsel
          10.  Independent Auditors' Consent
          11.  Not Applicable
          12.  Not Applicable
          13.  Calculation of Performance Information (8)
          14.  Company Organizational Chart(6)
          27.  Not Applicable

  (1)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       2 to Form N-4 which was electronically filed on November 1, 1995.
  (2)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       3 to Form N-4 which was electronically filed on April 24, 1996.
  (3)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       5 to Form N-4 which was electronically filed on April 29, 1997.
  (4)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       12 to Form N-4, File Nos. 33-72046 and 811-05618 which was electronically filed on November 12, 1999.
  (5)  Incorporated by reference to Registrant's Pre-Effective Amendment No.
       1 to Form N-4, (File Nos. 333-82329 and 811-05618) electronically filed on December 29, 1999.
  (6)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       11 to Form N-4 which was electronically filed on April 28, 2000.
  (7)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       2 to Form N-4, (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
  (8) Incorporated by reference to Registant's Post-Effective Amendment No.14 to form N-4 (file NO#s 33-76190 and 811-05618) electronically filed on April 26, 2001.
  (9) Incorporated by reference to Registrant's Pre-Effective Amendment to Form N-4 (File Nos. 33-82329 and 811-05618) electronically filed December 30, 1999.

Item 25.   Directors and Officers of the Depositor

Name and Principal            Positions and Offices
Business Address              with Depositor
----------------------------  ---------------------------------
The following are the Officers and Directors of the Company:



Robert W. MacDonald             Chairman of the Board
5701 Golden Hills Drive
Minneapolis, MN 55416

Margery G. Hughes               President
5701 Golden Hills Drive
Minneapolis, MN 55416

Mark A. Zesbaugh                Chief Executive Officer
5701 Golden Hills Drive
Minneapolis, MN 55416

Gabrielle Matzdorff             Sr. Vice President and
5701 Golden Hills Drive         Chief Financial Officer
Minneapolis, MN 55416

Denise Blizil                   Senior Vice President -
5701 Golden Hills Drive         Chief Administrative Officer
Minneapolis, MN 55416

Charles Kavitsky                Senior Vice President -
5701 Golden Hills Drive         Chief Marketing Officer
Minneapolis, MN 55416

Suzanne Pepin                   Senior Vice President -
5701 Golden Hills Drive         Chief Legal Officer
Minneapolis, MN 55416

Neil McKay                      Senior Vice President -
5701 Golden Hills Drive         Chief Actuary
Minneapolis, MN 55416

Paul M Saffert                  Director
Allianz of America Corp.
777 San Marin Drive
Novato, CA 94998

Michael Diekmann                Director
Allianz AG
Koeniginstrausse 28
D-80802
Munich, Germany

Michael P. Sullivan             Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Gerhard Rupprecht           Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Rev. Dennis Dease               Director
c/o University of St. Thomas
215 Summit Avenue
St. Paul, MN 55105-1096

James R. Campbell               Director
c/o Wells Fargo and Company
Wells Fargo Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Robert M. Kimmitt               Director
Commerce One, Inc.
4440 Rosewood Drive
Pleasanton, CA 94588-3050





Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Post-Effective Amendment No. 15 to Registrant's Form N-4 (File Nos. 33-76190 and 811-05618).

Item 27.   Number of Contract Owners


As of February 28, 2002, there were 330 qualified Contract Owners and 364 non-qualified Contract Owners with Contracts in the Separate Account.

Item 28.   Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     a. USAllianz Investor Services, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

              Allianz Life Variable Account A
              Preferred Life Variable Account C

     b. The following are the officers (managers) and directors (Board of Governors) of USAllianz Investor Services, LLC:




Name & Principal             Positions and Offices
Business Address             with Underwriter
-----------------------      -----------------------------------------------
Christopher H.Pinkerton    Chairman, Chief Executive Officer, President,
5701 Golden Hills Drive    Chief Manager & Director
Minneapolis, MN 55416

Tracy H. Gardner           Chief Administrative Officer &
5701 Golden Hills Drive    Sr. Vice President
Minneapolis, MN 55416

Edward J Bonach             Director
5701 Golden Hills Drive
Minneapolis, MN  55416

Michael M. Ahles           Chief Financial Officer & Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Catherine Q. Farley        Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Cynthia M. Robeck          Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Jennifer J. Wagner         Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Keith L. Johnson           Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Carol B.Shaw               Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Corey J. Walther           Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Dave Schliesman            Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Jeffrey W. Kletti          Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Myron Rothstein            Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Patrick Allen              Divisional VP - NE
5701 Golden Hills Drive
Minneapolis, MN  55416

Edward Barrett             Divisional VP - SE
5701 Golden Hills Drive
Minneapolis, MN  55416

Kevin Rooney               Divisional VP - MID
5701 Golden Hills Drive
Minneapolis, MN  55416

Gerald Boucher             Divisional VP - W
5701 Golden Hills Drive
Minneapolis, MN  55416

Chris Johnston             Divisional VP - Wirehouse
5701 Golden Hills Drive
Minneapolis, MN  55416

Wayne Peterson             Compliance Officer
5701 Golden Hills Drive
Minneapolis, MN  55416

Stewart Gregg              Secretary
5701 Golden Hills Drive
Minneapolis, MN  55416

Jan Witort                 Assistant Secretary
5701 Golden Hills Drive
Minneapolis, MN  55416


     c.  Not Applicable

Item 30.   Location of Accounts and Records



Michael Ahles, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota, 55416-1297 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


Item 31.   Management Services

Not Applicable

Item 32.   Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.  Registrant   hereby  undertakes  to  deliver  any  Statement  of  Additional
Information and any financial statements required to be made available under this Form promptly upon written or oral request.

d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 29th day of April 22, 2002.




                                       ALLIANZ LIFE
                                       VARIABLE ACCOUNT B
                                       (Registrant)

                                  By:  ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA
                                       (Depositor)


                                  By:  /s/ Stewart Gregg
                                       ---------------------
                                           Stewart D. Gregg
                                           Senior Counsel

                                       ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA


                                  By:  /s/ Stewart Gregg
                                       ---------------------
                                           Stewart D. Gregg
                                           Senior Counsel



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title


Robert W. MacDonald*        Chairman of the Board         04/22/2002
Robert W. MacDonald                                           Date

Margery G. Hughes*          President and                 04/22/2002
Margery G. Hughes           Chief Adminstrative Officer      Date

Mark A. Zesbaugh*           Chief Executive Officer       04/22/2002
Mark A. Zesbaugh            Director                          Date

Herbert F. Hansmeyer*       Director                      04/22/2002
Herbert F. Hansmeyer                                         Date

Michael P. Sullivan*        Director                      04/22/2002
Michael P. Sullivan                                          Date

Dr. Gerhard Rupprecht*      Director                      04/22/2002
Dr. Gerhard Rupprecht                                        Date

Rev. Dennis J. Dease*       Director                      04/22/2002
Rev. Dennis J. Dease                                         Date

James R. Campbell*          Director                      04/22/2002
James R. Campbell                                            Date

Robert M. Kimmitt*          Director                      04/22/2002
Robert M. Kimmitt                                            Date

Gabrielle Matzdorff         Senior Vice President         04/22/2002
Gabrielle Matzdorff         Chief Financial Officer         Date

Michael Diekmann            Director                      04/22/2001
Michael Diekmann                                              Date

Paul M. Saffert             Director                      04/22/2002
Paul M. Saffert                                               Date


                                 *By   Power  of  Attorney

                                 By:  /s/ Stewart Gregg
                                      ---------------------
                                          Stewart Gregg
                                          Senior Counsel

                                    EXHIBITS


                                       TO

                         POST-EFFECTIVE AMENDMENT NO. 15

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA





                                INDEX TO EXHIBITS


Exhibit


EX-99.B8.q  Form of Fund Participation Agreement-Dreyfus Investment Portfolios
EX-99.B9    Opinion and Consent of Counsel
EX-99.B10   Independent Auditors' Consent
EX-99.B13   Calculation of Performance
EX-99 B15   Power of Attorney